UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09253

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                   Date of fiscal year end: September 30, 2006

                     Date of reporting period: June 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS
===============================


                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                      VALUE
COMMON STOCKS - 97.50%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 3.43%
        435,900  JONES APPAREL GROUP INCORPORATED                                                             $      13,857,261
        196,000  VF CORPORATION                                                                                      13,312,320

                                                                                                                     27,169,581
                                                                                                              -----------------

BUSINESS SERVICES - 4.94%
        774,300  MICROSOFT CORPORATION                                                                               18,041,190
        237,000  OMNICOM GROUP INCORPORATED                                                                          21,114,330

                                                                                                                     39,155,520
                                                                                                              -----------------

CHEMICALS & ALLIED PRODUCTS - 4.62%
        565,700  AVON PRODUCTS INCORPORATED                                                                          17,536,700
        318,000  COLGATE-PALMOLIVE COMPANY                                                                           19,048,200

                                                                                                                     36,584,900
                                                                                                              -----------------

COMMUNICATIONS - 5.13%
        522,000  COMCAST CORPORATION CLASS A+<<                                                                      17,111,160
      1,103,000  VODAFONE GROUP PLC ADR<<                                                                            23,493,900

                                                                                                                     40,605,060
                                                                                                              -----------------

DEPOSITORY INSTITUTIONS - 7.88%
        573,860  BANK OF AMERICA CORPORATION<<                                                                       27,602,666
        342,000  JP MORGAN CHASE & COMPANY                                                                           14,364,000
        353,000  STATE STREET CORPORATION                                                                            20,505,770

                                                                                                                     62,472,436
                                                                                                              -----------------

EATING & DRINKING PLACES - 4.79%
        456,000  ARAMARK CORPORATION CLASS B                                                                         15,098,160
        679,000  MCDONALD'S CORPORATION                                                                              22,814,400

                                                                                                                     37,912,560
                                                                                                              -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.32%
        943,920  AMERICAN POWER CONVERSION CORPORATION<<                                                             18,397,001
        668,300  FLEXTRONICS INTERNATIONAL LIMITED+                                                                   7,097,346
        230,100  GENERAL ELECTRIC COMPANY                                                                             7,584,096
        469,132  MOLEX INCORPORATED CLASS A                                                                          13,478,162
        566,000  NOKIA OYJ ADR                                                                                       11,467,160

                                                                                                                     58,023,765
                                                                                                              -----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.11%
        278,900  QUEST DIAGNOSTICS INCORPORATED                                                                      16,711,688
                                                                                                              -----------------

FOOD & KINDRED PRODUCTS - 3.28%
        271,900  ANHEUSER-BUSCH COMPANIES INCORPORATED<<                                                             12,395,921
        201,500  DIAGEO PLC ADR<<                                                                                    13,611,325

                                                                                                                     26,007,246
                                                                                                              -----------------

GENERAL MERCHANDISE STORES - 1.77%
        820,200  BIG LOTS INCORPORATED+<<                                                                            14,009,016
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                      VALUE
HEALTH SERVICES - 1.57%
        289,000  HCA INCORPORATED<<                                                                           $      12,470,350
                                                                                                              -----------------

HOLDING & OTHER INVESTMENT OFFICES - 2.42%
          6,300  BERKSHIRE HATHAWAY INCORPORATED CLASS B+<<                                                          19,170,900
                                                                                                              -----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.71%
        536,700  DELL INCORPORATED+                                                                                  13,100,847
        488,000  DOVER CORPORATION                                                                                   24,121,840
        201,000  EATON CORPORATION                                                                                   15,155,400
        403,000  PITNEY BOWES INCORPORATED                                                                           16,643,900

                                                                                                                     69,021,987
                                                                                                              -----------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.89%
        466,300  WILLIS GROUP HOLDINGS LIMITED                                                                       14,968,230
                                                                                                              -----------------

INSURANCE CARRIERS - 6.36%
        350,000  ALLSTATE CORPORATION                                                                                19,155,500
        197,190  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                           11,644,070
        334,000  MBIA INCORPORATED<<                                                                                 19,555,700

                                                                                                                     50,355,270
                                                                                                              -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.70%
        434,000  BAXTER INTERNATIONAL INCORPORATED                                                                   15,953,840
        127,000  BECTON DICKINSON & COMPANY                                                                           7,763,510
        804,800  BOSTON SCIENTIFIC CORPORATION+<<                                                                    13,552,832

                                                                                                                     37,270,182
                                                                                                              -----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 5.21%
        545,000  HASBRO INCORPORATED                                                                                  9,869,950
        174,500  JOHNSON & JOHNSON                                                                                   10,456,040
        762,700  TYCO INTERNATIONAL LIMITED                                                                          20,974,250

                                                                                                                     41,300,240
                                                                                                              -----------------

MISCELLANEOUS RETAIL - 1.27%
        418,685  ZALE CORPORATION+                                                                                   10,086,122
                                                                                                              -----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 6.12%
        415,000  AMERICAN EXPRESS COMPANY                                                                            22,086,300
        417,000  COUNTRYWIDE FINANCIAL CORPORATION                                                                   15,879,360
        184,000  FREDDIE MAC                                                                                         10,489,840

                                                                                                                     48,455,500
                                                                                                              -----------------

PAPER & ALLIED PRODUCTS - 2.53%
        325,299  KIMBERLY-CLARK CORPORATION                                                                          20,070,948
                                                                                                              -----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.87%
        360,000  EXXON MOBIL CORPORATION                                                                             22,086,000
        246,100  ROYAL DUTCH SHELL PLC ADR CLASS A<<                                                                 16,483,778

                                                                                                                     38,569,778
                                                                                                              -----------------

PRIMARY METAL INDUSTRIES - 1.14%
        189,000  HUBBELL INCORPORATED CLASS B                                                                        9,005,850
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                      VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.85%
        262,400  GANNETT COMPANY INCORPORATED                                                                 $      14,676,032
                                                                                                              -----------------

TRANSPORTATION EQUIPMENT - 1.59%
        192,000  GENERAL DYNAMICS CORPORATION                                                                        12,568,320
                                                                                                              -----------------

WATER TRANSPORTATION - 2.00%
        380,500  CARNIVAL CORPORATION<<                                                                              15,882,070
                                                                                                              -----------------

TOTAL COMMON STOCKS (COST $751,994,927)                                                                             772,523,551
                                                                                                              -----------------

COLLATERAL FOR SECURITIES LENDING - 13.10%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.70%
      1,662,073  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                               1,662,073
      3,913,763  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                      3,913,763

                                                                                                                      5,575,836
                                                                                                              -----------------

PRINCIPAL                                                                       INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 12.40%
$       171,327  ALLIANCE & LEICESTER PLC                                             5.55%       10/25/2006            168,403
        350,442  AMERICAN GENERAL FINANCE+++/-                                        5.23        07/13/2007            350,607
        416,364  ATLANTIC ASSET SECURITIZATION CORPORATION++                          5.28        07/07/2006            416,119
        973,451  ATLAS CAPITAL FUNDING CORPORATION+/-++                               5.27        12/22/2006            973,451
        973,451  ATLAS CAPITAL FUNDING CORPORATION+/-++                               5.30        10/20/2006            973,451
        584,070  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    5.11        08/04/2006            584,082
      1,946,901  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                      5.11        11/03/2006          1,946,901
        973,451  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    5.30        04/25/2007            973,421
        758,046  ATOMIUM FUNDING CORPORATION++                                        5.28        08/07/2006            754,134
      4,127,431  ATOMIUM FUNDING CORPORATION++                                        5.35        08/02/2006          4,109,311
        973,451  BANCO SANTANDER TOTTA LN+/-++                                        5.28        07/16/2007            973,451
        973,451  BANK OF AMERICA NA+/-                                                5.36        06/19/2007            973,305
        116,814  BEAR STEARNS COMPANY+/-                                              5.18        08/05/2006            116,814
      1,168,141  BEAR STEARNS COMPANY+/-                                              5.37        10/04/2006          1,168,141
     17,513,918  BNP PARIBAS REPURCHASE AGREEMENT
                 (MATURITY VALUE $17,521,741)                                         5.36        07/03/2006         17,513,918
      3,406,688  BUCKINGHAM CDO II LLC++                                              5.33        07/21/2006          3,397,694
      1,946,901  BUCKINGHAM CDO LLC                                                   5.04        07/24/2006          1,940,905
        232,343  BUCKINGHAM CDO LLC++                                                 5.33        07/21/2006            231,730
        215,522  CAIRN HIGH GRADE FUNDING I LLC                                       5.13        07/05/2006            215,459
        194,690  CAIRN HIGH GRADE I LLC                                               5.36        07/11/2006            194,462
      1,168,141  CC USA INCORPORATED SERIES MTN+/-++                                  5.17        07/14/2006          1,168,106
        463,440  CEDAR SPRINGS CAPITAL COMPANY++                                      5.17        08/14/2006            460,572
        882,803  CEDAR SPRINGS CAPITAL COMPANY                                        5.32        07/17/2006            880,993
      1,407,532  CEDAR SPRINGS CAPITAL COMPANY                                        5.38        08/21/2006          1,397,299
         82,237  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                           5.08        07/21/2006             82,020
      2,492,034  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                      5.17        07/13/2007          2,492,034
      1,129,203  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.32        07/28/2006          1,125,070
      1,051,327  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                   5.37        07/14/2006          1,049,634
      1,840,601  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.37        07/20/2006          1,836,017
        977,344  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                   5.37        07/26/2006            974,051
        973,451  CULLINAN FINANCE CORPORATION SERIES MTN+/-++                         5.13        11/15/2006            973,275
      1,946,901  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                        5.31        06/25/2007          1,946,901
         98,357  DEER VALLEY FUNDING LLC++                                            5.30        07/17/2006             98,156
      3,417,046  DEER VALLEY FUNDING LLC                                              5.37        08/07/2006          3,399,414
        563,667  DEER VALLEY FUNDING LLC++                                            5.42        07/27/2006            561,688
        950,306  DEUTSCHE BANK REPURCHASE AGREEMENT
                 (MATURITY VALUE $950,725)                                            5.30        07/03/2006            950,306
         38,938  DORADA FINANCE INCORPORATED                                          5.24        07/31/2006             38,778
      1,946,901  EUREKA SECURITIZATION INCORPORATED++                                 5.28        08/10/2006          1,935,999
        973,451  FCAR OWNER TRUST SERIES II                                           5.32        08/08/2006            968,282

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
      7,787,606  FIRST BOSTON REPURCHASE AGREEMENT
$                (MATURITY VALUE $7,791,084)                                          5.36%       07/03/2006   $      7,787,605
      1,364,778  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.26        08/14/2006          1,356,330
        139,048  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.42        08/21/2006            138,037
         85,664  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.58        10/27/2006             84,176
        874,003  FOX TROT CDO LIMITED                                                 5.35        07/31/2006            870,419
      1,202,328  GEORGE STREET FINANCE LLC                                            5.32        07/25/2006          1,198,457
        116,814  GRAMPIAN FUNDING LLC++                                               5.30        10/02/2006            115,223
         77,876  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                          5.42        05/15/2007             77,899
        136,283  HBOS TREASURY SERVICES PLC+/-++                                      5.12        01/12/2007            136,402
        546,106  HSBC BANK USA SERIES BKN1+/-                                         5.34        12/14/2006            546,084
        180,088  K2( USA) LLC SERIES MTN+/-++                                         5.19        07/24/2006            180,094
        584,070  KAUPTHING BANK SERIES MTN+++/-                                       5.33        03/20/2007            583,416
         77,175  KLIO III FUNDING CORPORATION++                                       5.29        09/01/2006             76,488
      1,557,521  LEGACY CAPITAL LLC SERIES A++                                        5.31        07/19/2006          1,553,861
      2,861,945  LEXINGTON PARKER CAPITAL CORPORATION                                 5.33        08/14/2006          2,844,230
         77,876  LINKS FINANCE LLC SERIES MTN1+/-++                                   5.13        09/12/2006             77,876
        584,070  LIQUID FUNDING LIMITED+/-++                                          5.07        12/01/2006            584,070
        895,575  LIQUID FUNDING LIMITED+/-++                                          5.16        08/14/2006            895,575
        216,106  LIQUID FUNDING LIMITED++                                             5.45        07/03/2006            216,106
        233,628  LIQUID FUNDING LIMITED SERIES MTN+/-++                               5.15        02/20/2007            233,654
        389,380  MBIA GLOBAL FUNDING LLC+/-++                                         5.27        02/20/2007            389,380
      1,956,636  MERRILL LYNCH & COMPANY SERIES MTN+/-                                5.28        10/27/2006          1,957,282
        171,327  MORGAN STANLEY+/-                                                    5.22        11/09/2006            171,331
        232,460  MORGAN STANLEY+/-                                                    5.35        11/24/2006            232,525
      1,168,141  MORGAN STANLEY+/-                                                    5.38        10/10/2006          1,168,141
        180,088  MORGAN STANLEY SERIES EXL+/-                                         5.23        08/13/2010            180,126
      1,946,901  MORTGAGE INTEREST NET TRUST SERIES A1P1                              5.33        07/31/2006          1,938,919
         38,938  NATIONWIDE BUILDING SOCIETY+/-++                                     5.20        07/21/2006             38,934
        214,159  NATIONWIDE BUILDING SOCIETY+/-++                                     5.42        12/11/2006            214,253
         58,407  NORDEA NORTH AMERICA INCORPORATED                                    5.41        08/18/2006             58,009
      1,946,901  NORTHERN ROCK PLC+/-++                                               5.13        02/05/2007          1,946,999
      1,120,714  OLD LINE FUNDING LLC++                                               5.17        07/05/2006          1,120,389
        207,033  PERRY GLOBAL FUNDING LLC SERIES A                                    5.24        08/09/2006            205,903
        157,504  RACERS TRUST 2004-6-MM+/-++                                          5.31        05/22/2006            157,532
        733,865  REGENCY MARKETS NO. 1 LLC++                                          5.01        07/20/2006            732,038
        424,386  REGENCY MARKETS NO. 1 LLC++                                          5.30        08/15/2006            421,695
        778,761  SLM CORPORATION+/-++                                                 5.17        05/04/2007            778,768
        194,690  SWEDISH NATIONAL HOUSING FINANCE (SBAB)                              5.01        07/18/2006            194,262
        450,240  TANGO FINANCE CORPORATION SERIES MTN+/-++                            5.19        10/25/2006            450,353
        225,101  TRAVELERS INSURANCE COMPANY+/-                                       5.24        02/09/2007            225,096
        973,451  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL+/-++               5.21        06/15/2007            973,266
        973,451  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/-++               5.16        03/09/2007            973,470
      1,479,645  US BANK NA SERIES BKNT+/-                                            5.13        07/28/2006          1,479,290
        860,530  VERSAILLES CDS LLC++                                                 5.17        07/06/2006            860,152
        194,690  VERSAILLES CDS LLC++                                                 5.31        07/17/2006            194,291
        328,910  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE
                 FINANCE)                                                             5.33        07/07/2006            328,715
        973,451  WHITE PINE FINANCE LLC+/-++                                          5.15        07/17/2006            973,451

                                                                                                                     98,234,926
                                                                                                               ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $103,810,762)                                                         103,810,762
                                                                                                               ----------------
SHARES

SHORT-TERM INVESTMENTS - 2.33%

MUTUAL FUNDS - 2.33%
     18,496,672  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        18,496,672
                                                                                                               ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $18,496,672)                                                                      18,496,672
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $874,302,361)*                                    112.93%                                                $    894,830,985

OTHER ASSETS AND LIABILITIES, NET                       (12.93)                                                    (102,481,717)
                                                       -------                                                 ----------------

TOTAL NET ASSETS                                        100.00%                                                $    792,349,268
                                                       -------                                                 ----------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $18,496,672.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
COMMON STOCKS - 97.18%

AMUSEMENT & RECREATION SERVICES - 2.64%
         128,000  INTERNATIONAL GAME TECHNOLOGY                                                                $     4,856,320
                                                                                                               ---------------

APPAREL & ACCESSORY STORES - 4.89%
          62,700  KOHL'S CORPORATION+                                                                                3,706,824
         144,600  NORDSTROM INCORPORATED                                                                             5,277,900

                                                                                                                     8,984,724
                                                                                                               ---------------

BUSINESS SERVICES - 9.78%
          96,100  CHECKFREE CORPORATION+<<                                                                           4,762,716
          55,000  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                3,705,350
         152,000  ELECTRONIC DATA SYSTEMS CORPORATION<<                                                              3,657,120
         139,300  ROBERT HALF INTERNATIONAL INCORPORATED                                                             5,850,600

                                                                                                                    17,975,786
                                                                                                               ---------------

CHEMICALS & ALLIED PRODUCTS - 7.75%
          49,600  GENENTECH INCORPORATED+                                                                            4,057,280
          79,700  GILEAD SCIENCES INCORPORATED+                                                                      4,715,052
          98,300  PROCTER & GAMBLE COMPANY                                                                           5,465,480

                                                                                                                    14,237,812
                                                                                                               ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 12.07%
          80,300  AMPHENOL CORPORATION CLASS A                                                                       4,493,588
         259,600  CISCO SYSTEMS INCORPORATED+                                                                        5,069,988
          50,700  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                           3,823,794
          74,000  MAXIM INTEGRATED PRODUCTS INCORPORATED<<                                                           2,376,140
         112,000  TEXAS INSTRUMENTS INCORPORATED                                                                     3,392,480
         133,600  XILINX INCORPORATED<<                                                                              3,026,040

                                                                                                                    22,182,030
                                                                                                               ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.24%
          68,700  QUEST DIAGNOSTICS INCORPORATED                                                                     4,116,504
                                                                                                               ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.92%
          49,600  FORTUNE BRANDS INCORPORATED                                                                        3,522,096
                                                                                                               ---------------

FOOD & KINDRED PRODUCTS - 2.13%
          65,200  PEPSICO INCORPORATED                                                                               3,914,608
                                                                                                               ---------------

HEALTH SERVICES - 1.89%
          70,000  DAVITA INCORPORATED+                                                                               3,479,000
                                                                                                               ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 13.71%
          74,100  3M COMPANY                                                                                         5,985,057
         216,300  APPLIED MATERIALS INCORPORATED                                                                     3,521,364
         259,000  EMC CORPORATION+                                                                                   2,841,230
         115,700  HEWLETT-PACKARD COMPANY                                                                            3,665,376
          57,400  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                        4,409,468
          75,400  NATIONAL-OILWELL VARCO INCORPORATED+<<                                                             4,774,328

                                                                                                                    25,196,823
                                                                                                               ---------------

INSURANCE CARRIERS - 4.46%
          49,700  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED<<                                                   4,204,620

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
INSURANCE CARRIERS (continued)
          51,400  PRUDENTIAL FINANCIAL INCORPORATED                                                            $     3,993,780

                                                                                                                     8,198,400
                                                                                                               ---------------

LEATHER & LEATHER PRODUCTS - 2.45%
         150,600  COACH INCORPORATED+<<                                                                              4,502,940
                                                                                                               ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.84%
          28,900  ALLERGAN INCORPORATED                                                                              3,099,814
          54,900  ROCKWELL AUTOMATION INCORPORATED                                                                   3,953,349

                                                                                                                     7,053,163
                                                                                                               ---------------

MEDICAL MANAGEMENT SERVICES - 2.62%
          87,750  COVENTRY HEALTH CARE INCORPORATED+                                                                 4,820,985
                                                                                                               ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.62%
          80,200  JOHNSON & JOHNSON                                                                                  4,805,584
                                                                                                               ---------------

MISCELLANEOUS RETAIL - 2.42%
          62,000  EXPRESS SCRIPTS INCORPORATED+<<                                                                    4,447,880
                                                                                                               ---------------

OIL & GAS EXTRACTION - 1.55%
          38,300  HALLIBURTON COMPANY<<                                                                              2,842,243
                                                                                                               ---------------

RAILROAD TRANSPORTATION - 2.13%
          49,500  BURLINGTON NORTHERN SANTA FE CORPORATION                                                           3,922,875
                                                                                                               ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 6.60%
          36,700  BEAR STEARNS COMPANIES INCORPORATED                                                                5,140,936
         219,800  CHARLES SCHWAB CORPORATION                                                                         3,512,404
          40,000  FRANKLIN RESOURCES INCORPORATED                                                                    3,472,400

                                                                                                                    12,125,740
                                                                                                               ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 2.57%
         195,000  CORNING INCORPORATED+<<                                                                            4,717,050
                                                                                                               ---------------

TRANSPORTATION BY AIR - 2.29%
          36,000  FEDEX CORPORATION                                                                                  4,206,960
                                                                                                               ---------------

TRANSPORTATION EQUIPMENT - 4.61%
          53,000  BOEING COMPANY                                                                                     4,341,231
          65,000  UNITED TECHNOLOGIES CORPORATION                                                                    4,122,300

                                                                                                                     8,463,531
                                                                                                               ---------------

TOTAL COMMON STOCKS (COST $155,165,146)                                                                            178,573,054
                                                                                                               ---------------

COLLATERAL FOR SECURITIES LENDING - 10.95%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.59%
         322,080  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                               322,080
         758,417  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                      758,417

                                                                                                                     1,080,497
                                                                                                               ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 10.36%
$         33,200  ALLIANCE & LEICESTER PLC                                             5.55%      10/25/2006   $        32,633
          67,909  AMERICAN GENERAL FINANCE+++/-                                        5.23       07/13/2007            67,941
          80,684  ATLANTIC ASSET SECURITIZATION CORPORATION++                          5.28       07/07/2006            80,636
         188,637  ATLAS CAPITAL FUNDING CORPORATION+/-++                               5.27       12/22/2006           188,637
         188,637  ATLAS CAPITAL FUNDING CORPORATION+/-++                               5.30       10/20/2006           188,637
         113,182  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    5.11       08/04/2006           113,185
         377,274  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                      5.11       11/03/2006           377,274
         188,637  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    5.30       04/25/2007           188,632
         146,896  ATOMIUM FUNDING CORPORATION++                                        5.28       08/07/2006           146,138
         799,822  ATOMIUM FUNDING CORPORATION++                                        5.35       08/02/2006           796,311
         188,637  BANCO SANTANDER TOTTA LN+/-++                                        5.28       07/16/2007           188,637
         188,637  BANK OF AMERICA NA+/-                                                5.36       06/19/2007           188,609
          22,637  BEAR STEARNS COMPANY+/-                                              5.18       08/05/2006            22,637
         226,365  BEAR STEARNS COMPANY+/-                                              5.37       10/04/2006           226,365
       3,393,882  BNP PARIBAS REPURCHASE AGREEMENT
                  (MATURITY VALUE $3,395,398)                                          5.36       07/03/2006         3,393,882
         660,155  BUCKINGHAM CDO II LLC++                                              5.33       07/21/2006           658,412
         377,274  BUCKINGHAM CDO LLC                                                   5.04       07/24/2006           376,112
          45,024  BUCKINGHAM CDO LLC++                                                 5.33       07/21/2006            44,905
          41,764  CAIRN HIGH GRADE FUNDING I LLC                                       5.13       07/05/2006            41,752
          37,727  CAIRN HIGH GRADE FUNDING I LLC                                       5.36       07/11/2006            37,683
         226,365  CC USA INCORPORATED SERIES MTN+/-++                                  5.17       07/14/2006           226,358
          89,806  CEDAR SPRINGS CAPITAL COMPANY++                                      5.17       08/14/2006            89,251
         171,071  CEDAR SPRINGS CAPITAL COMPANY                                        5.32       07/17/2006           170,721
         272,754  CEDAR SPRINGS CAPITAL COMPANY                                        5.38       08/21/2006           270,771
          15,936  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                           5.08       07/21/2006            15,894
         482,911  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                      5.17       07/13/2007           482,911
         218,819  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.32       07/28/2006           218,018
         203,728  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                   5.37       07/14/2006           203,400
         356,675  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.37       07/20/2006           355,787
         189,392  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                   5.37       07/26/2006           188,754
         188,637  CULLINAN FINANCE CORPORATION SERIES MTN+/-++                         5.13       11/15/2006           188,603
         377,274  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                        5.31       06/25/2007           377,274
          19,060  DEER VALLEY FUNDING LLC++                                            5.30       07/17/2006            19,021
         662,162  DEER VALLEY FUNDING LLC                                              5.37       08/07/2006           658,745
         109,228  DEER VALLEY FUNDING LLC++                                            5.42       07/27/2006           108,845
         184,152  DEUTSCHE BANK REPURCHASE AGREEMENT
                  (MATURITY VALUE $184,233)                                            5.30       07/03/2006           184,152
           7,545  DORADA FINANCE INCORPORATED                                          5.24       07/31/2006             7,515
         377,274  EUREKA SECURITIZATION INCORPORATED++                                 5.28       08/10/2006           375,162
         188,637  FCAR OWNER TRUST SERIES II                                           5.32       08/08/2006           187,636
       1,509,098  FIRST BOSTON REPURCHASE AGREEMENT
                  (MATURITY VALUE $1,509,772)                                          5.36       07/03/2006         1,509,098
         264,469  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.26       08/14/2006           262,832
          26,945  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.42       08/21/2006            26,749
          16,600  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.58       10/27/2006            16,312
         169,366  FOX TROT CDO LIMITED                                                 5.35       07/31/2006           168,672
         232,990  GEORGE STREET FINANCE LLC                                            5.32       07/25/2006           232,239
          22,636  GRAMPIAN FUNDING LLC++                                               5.30       10/02/2006            22,328
          15,091  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                          5.42       05/15/2007            15,095
          26,409  HBOS TREASURY SERVICES PLC+/-++                                      5.12       01/12/2007            26,432
         105,825  HSBC BANK USA SERIES BKN1+/-                                         5.34       12/14/2006           105,821
          34,898  K2 (USA) LLC SERIES MTN+/-++                                         5.19       07/24/2006            34,899
         113,182  KAUPTHING BANK SERIES MTN+++/-                                       5.33       03/20/2007           113,056
          14,955  KLIO III FUNDING CORPORATION++                                       5.29       09/01/2006            14,822
         301,820  LEGACY CAPITAL LLC SERIES A++                                        5.31       07/19/2006           301,110
         554,593  LEXINGTON PARKER CAPITAL CORPORATION                                 5.33       08/14/2006           551,161
          15,091  LINKS FINANCE LLC SERIES MTN1+/-++                                   5.13       09/12/2006            15,091
         113,182  LIQUID FUNDING LIMITED+/-++                                          5.07       12/01/2006           113,182
         173,546  LIQUID FUNDING LIMITED+/-++                                          5.16       08/14/2006           173,546
          41,877  LIQUID FUNDING LIMITED++                                             5.45       07/03/2006            41,878
          45,273  LIQUID FUNDING LIMITED SERIES MTN+/-++                               5.15       02/20/2007            45,278
          75,455  MBIA GLOBAL FUNDING LLC+/-++                                         5.27       02/20/2007            75,455

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        379,161  MERRILL LYNCH & COMPANY SERIES MTN+/-                                5.28%      10/27/2006   $       379,286
          33,200  MORGAN STANLEY+/-                                                    5.22       11/09/2006            33,201
          45,047  MORGAN STANLEY+/-                                                    5.35       11/24/2006            45,059
         226,365  MORGAN STANLEY+/-                                                    5.38       10/10/2006           226,365
          34,898  MORGAN STANLEY SERIES EXL+/-                                         5.23       08/13/2010            34,905
         377,274  MORTGAGE INTEREST NET TRUST SERIES A1P1                              5.33       07/31/2006           375,728
           7,545  NATIONWIDE BUILDING SOCIETY+/-++                                     5.20       07/21/2006             7,545
          41,500  NATIONWIDE BUILDING SOCIETY+/-++                                     5.42       12/11/2006            41,518
          11,318  NORDEA NORTH AMERICA INCORPORATED                                    5.41       08/18/2006            11,241
         377,274  NORTHERN ROCK PLC+/-++                                               5.13       02/05/2007           377,293
         217,174  OLD LINE FUNDING LLC++                                               5.17       07/05/2006           217,111
          40,119  PERRY GLOBAL FUNDING LLC SERIES A                                    5.24       08/09/2006            39,900
          30,522  RACERS TRUST 2004-6-MM+/-++                                          5.31       05/22/2006            30,527
         142,210  REGENCY MARKETS # 1 LLC++                                            5.01       07/20/2006           141,856
          82,238  REGENCY MARKETS # 1 LLC++                                            5.30       08/15/2006            81,717
         150,910  SLM CORPORATION+/-++                                                 5.17       05/04/2007           150,911
          37,727  SWEDISH NATIONAL HOUSING FINANCE (SBAB)                              5.01       07/18/2006            37,644
          87,248  TANGO FINANCE CORPORATION SERIES MTN+/-++                            5.19       10/25/2006            87,270
          43,620  TRAVELERS INSURANCE COMPANY+/-                                       5.24       02/09/2007            43,620
         188,637  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL+/-++               5.21       06/15/2007           188,601
         188,637  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/-++               5.16       03/09/2007           188,641
         286,729  US BANK NA SERIES BKNT+/-                                            5.13       07/28/2006           286,660
         166,755  VERSAILLES CDS LLC++                                                 5.17       07/06/2006           166,682
          37,727  VERSAILLES CDS LLC++                                                 5.31       07/17/2006            37,650
          63,737  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE
                  FINANCE)                                                             5.33       07/07/2006            63,699
         188,637  WHITE PINE FINANCE LLC+/-++                                          5.15       07/17/2006           188,636

                                                                                                                    19,036,158
                                                                                                               ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $20,116,655)                                                          20,116,655
                                                                                                               ---------------
SHARES

SHORT-TERM INVESTMENTS - 2.85%
       5,243,565  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                       5,243,565
                                                                                                               ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,243,565)                                                                       5,243,565
                                                                                                               ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $180,525,367)*                                     110.98%                                               $   203,933,274

OTHER ASSETS AND LIABILITIES, NET                        (10.98)                                                   (20,183,916)
                                                         ------                                                ---------------

TOTAL NET ASSETS                                         100.00%                                               $   183,749,358
                                                         ------                                                ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   Security of an affiliate of the fund with a cost of $5,243,565.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                VALUE
COMMON STOCKS - 99.16%

BUSINESS SERVICES - 1.67%
              32  CA INCORPORATED<<                                                                       $           658
         721,400  MICROSOFT CORPORATION                                                                        16,808,620

                                                                                                               16,809,278
                                                                                                          ---------------

CHEMICALS & ALLIED PRODUCTS - 12.23%
         515,975  ABBOTT LABORATORIES                                                                          22,501,670
         152,972  AIR PRODUCTS & CHEMICALS INCORPORATED                                                         9,777,970
         179,250  COLGATE-PALMOLIVE COMPANY                                                                    10,737,075
         562,734  E.I. DU PONT DE NEMOURS & COMPANY<<                                                          23,409,734
         774,735  PFIZER INCORPORATED                                                                          18,183,031
         360,260  PROCTER & GAMBLE COMPANY                                                                     20,030,456
         195,981  ROHM & HAAS COMPANY                                                                           9,822,568
         190,900  WYETH                                                                                         8,477,869

                                                                                                              122,940,373
                                                                                                          ---------------

COMMUNICATIONS - 3.77%
         104,150  ALLTEL CORPORATION                                                                            6,647,895
         444,715  AT&T INCORPORATED<<                                                                          12,403,101
         561,986  VERIZON COMMUNICATIONS INCORPORATED                                                          18,820,911

                                                                                                               37,871,907
                                                                                                          ---------------

DEPOSITORY INSTITUTIONS - 14.81%
         555,780  BANK OF AMERICA CORPORATION<<                                                                26,733,018
         856,190  CITIGROUP INCORPORATED<<                                                                     41,302,606
         231,700  FIFTH THIRD BANCORP                                                                           8,561,315
         513,365  JP MORGAN CHASE & COMPANY                                                                    21,561,330
         330,050  NORTH FORK BANCORPORATION INCORPORATED                                                        9,957,609
         628,731  US BANCORP                                                                                   19,415,213
         393,065  WACHOVIA CORPORATION                                                                         21,256,955

                                                                                                              148,788,046
                                                                                                          ---------------

EATING & DRINKING PLACES - 1.76%
         524,770  MCDONALD'S CORPORATION                                                                       17,632,272
                                                                                                          ---------------

ELECTRIC, GAS & SANITARY SERVICES - 6.78%
           1,850  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                     63,362
         169,358  DOMINION RESOURCES INCORPORATED                                                              12,666,285
           2,700  EDISON INTERNATIONAL                                                                            105,300
           2,300  EXELON CORPORATION                                                                              130,709
         190,545  FIRSTENERGY CORPORATION                                                                      10,329,444
         308,170  FPL GROUP INCORPORATED<<                                                                     12,752,075
          92,000  KINDER MORGAN INCORPORATED<<                                                                  9,189,880
         259,200  MDU RESOURCES GROUP INCORPORATED                                                              9,489,312
           3,200  ONEOK INCORPORATED                                                                              108,928
         201,215  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                 13,304,336

                                                                                                               68,139,631
                                                                                                          ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 10.02%
         296,000  CISCO SYSTEMS INCORPORATED+                                                                   5,780,880
         249,750  EMERSON ELECTRIC COMPANY                                                                     20,931,547
       1,019,994  GENERAL ELECTRIC COMPANY                                                                     33,619,002
         778,250  INTEL CORPORATION                                                                            14,747,838
         682,460  MOTOROLA INCORPORATED                                                                        13,751,569

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         585,370  NOKIA OYJ ADR                                                                           $    11,859,596

                                                                                                              100,690,432
                                                                                                          ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.03%
         172,600  QUEST DIAGNOSTICS INCORPORATED                                                               10,342,192
                                                                                                          ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.39%
         338,560  FORTUNE BRANDS INCORPORATED                                                                  24,041,146
                                                                                                          ---------------

FOOD & KINDRED PRODUCTS - 2.57%
         429,795  PEPSICO INCORPORATED                                                                         25,804,892
                                                                                                          ---------------

GENERAL MERCHANDISE STORES - 2.78%
         148,204  FEDERATED DEPARTMENT STORES INCORPORATED                                                      5,424,266
         460,245  TARGET CORPORATION                                                                           22,492,173

                                                                                                               27,916,439
                                                                                                          ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.64%
         320,491  3M COMPANY                                                                                   25,886,058
         470,795  HEWLETT-PACKARD COMPANY                                                                      14,914,786
         206,942  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                  15,897,284

                                                                                                               56,698,128
                                                                                                          ---------------

INSURANCE CARRIERS - 7.30%
         239,395  ALLSTATE CORPORATION                                                                         13,102,088
         317,793  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                    18,765,677
         279,930  METLIFE INCORPORATED<<                                                                       14,335,215
         608,750  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                    27,138,075

                                                                                                               73,341,055
                                                                                                          ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.13%
         205,800  BAXTER INTERNATIONAL INCORPORATED                                                             7,565,208
         153,559  BECTON DICKINSON & COMPANY                                                                    9,387,062
         141,300  BIOMET INCORPORATED                                                                           4,421,277

                                                                                                               21,373,547
                                                                                                          ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.76%
          49,458  ACCO BRANDS CORPORATION+<<                                                                    1,083,130
         277,565  JOHNSON & JOHNSON                                                                            16,631,695

                                                                                                               17,714,825
                                                                                                          ---------------

MOTION PICTURES - 2.07%
         601,150  TIME WARNER INCORPORATED                                                                     10,399,895
         346,190  WALT DISNEY COMPANY<<                                                                        10,385,700

                                                                                                               20,785,595
                                                                                                          ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.01%
         379,085  AMERICAN EXPRESS COMPANY                                                                     20,174,904
                                                                                                          ---------------

OIL & GAS EXTRACTION - 1.18%
           2,000  ANADARKO PETROLEUM CORPORATION                                                                   95,380
           2,200  SCHLUMBERGER LIMITED                                                                            143,242

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                VALUE
OIL & GAS EXTRACTION (continued)
         236,700  TIDEWATER INCORPORATED<<                                                                $    11,645,640

                                                                                                               11,884,262
                                                                                                          ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 10.47%
         206,758  BP PLC ADR                                                                                   14,392,424
         445,370  CHEVRONTEXACO CORPORATION                                                                    27,639,662
         405,050  CONOCOPHILLIPS<<                                                                             26,542,927
         538,786  EXXON MOBIL CORPORATION                                                                      33,054,521
          53,784  ROYAL DUTCH SHELL PLC ADR CLASS A<<                                                           3,602,452

                                                                                                              105,231,986
                                                                                                          ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.14%
          59,147  AMERIPRISE FINANCIAL INCORPORATED                                                             2,642,096
         458,100  MORGAN STANLEY                                                                               28,956,501

                                                                                                               31,598,597
                                                                                                          ---------------

TOBACCO PRODUCTS - 1.65%
         225,600  ALTRIA GROUP INCORPORATED                                                                    16,565,808
                                                                                                          ---------------

TRANSPORTATION EQUIPMENT - 1.44%
         359,480  HONEYWELL INTERNATIONAL INCORPORATED                                                         14,487,044
                                                                                                          ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.56%
         185,000  SYSCO CORPORATION                                                                             5,653,601
                                                                                                          ---------------

TOTAL COMMON STOCKS (COST $780,844,115)                                                                       996,485,960
                                                                                                          ---------------

COLLATERAL FOR SECURITIES LENDING - 6.92%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.37%
       1,113,627  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                        1,113,627
       2,622,311  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                               2,622,311

                                                                                                                3,735,938
                                                                                                          ---------------

PRINCIPAL                                                                INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 6.55%

$        114,793  ALLIANCE & LEICESTER PLC                                     5.55%       10/25/2006             112,834
         234,804  AMERICAN GENERAL FINANCE+++/-                                5.23        07/13/2007             234,915
         278,974  ATLANTIC ASSET SECURITIZATION CORPORATION++                  5.28        07/07/2006             278,809
         652,234  ATLAS CAPITAL FUNDING CORPORATION+/-++                       5.27        12/22/2006             652,234
         652,234  ATLAS CAPITAL FUNDING CORPORATION+/-++                       5.30        10/20/2006             652,234
         391,341  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++            5.11        08/04/2006             391,348
       1,304,468  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-              5.11        11/03/2006           1,304,468
         652,234  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++            5.30        04/25/2007             652,215
         507,908  ATOMIUM FUNDING CORPORATION++                                5.28        08/07/2006             505,287
       2,765,473  ATOMIUM FUNDING CORPORATION++                                5.35        08/02/2006           2,753,332
         652,234  BANCO SANTANDER TOTTA LN+/-++                                5.28        07/16/2007             652,234
         652,234  BANK OF AMERICA NA+/-                                        5.36        06/19/2007             652,136
          78,268  BEAR STEARNS COMPANY+/-                                      5.18        08/05/2006              78,268
         782,681  BEAR STEARNS COMPANY+/-                                      5.37        10/04/2006             782,681
      11,734,725  BNP PARIBAS REPURCHASE AGREEMENT
                  (MATURITY VALUE $11,739,967)                                 5.36        07/03/2006          11,734,725
       2,282,559  BUCKINGHAM CDO II LLC++                                      5.33        07/21/2006           2,276,533
       1,304,468  BUCKINGHAM CDO LLC                                           5.04        07/24/2006           1,300,451
         155,675  BUCKINGHAM CDO LLC++                                         5.33        07/21/2006             155,264
         144,405  CAIRN HIGH GRADE FUNDING I LLC                               5.13        07/05/2006             144,363
         130,447  CAIRN HIGH GRADE FUNDING I LLC                               5.36        07/11/2006             130,294

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                          INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        782,681  CC USA INCORPORATED SERIES MTN+/-++                          5.17%      07/14/2006      $       782,658
         310,516  CEDAR SPRINGS CAPITAL COMPANY++                              5.17       08/14/2006              308,594
         591,498  CEDAR SPRINGS CAPITAL COMPANY                                5.32       07/17/2006              590,286
         943,078  CEDAR SPRINGS CAPITAL COMPANY                                5.38       08/21/2006              936,222
          55,101  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                   5.08       07/21/2006               54,955
       1,669,719  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++              5.17       07/13/2007            1,669,719
         756,592  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED             5.32       07/28/2006              753,823
         704,413  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++           5.37       07/14/2006              703,279
       1,233,244  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED             5.37       07/20/2006            1,230,174
         654,843  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++           5.37       07/26/2006              652,636
         652,234  CULLINAN FINANCE CORPORATION SERIES MTN+/-++                 5.13       11/15/2006              652,117
       1,304,468  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                5.31       06/25/2007            1,304,468
          65,902  DEER VALLEY FUNDING LLC++                                    5.30       07/17/2006               65,767
       2,289,498  DEER VALLEY FUNDING LLC                                      5.37       08/07/2006            2,277,685
         377,670  DEER VALLEY FUNDING LLC++                                    5.42       07/27/2006              376,344
         636,727  DEUTSCHE BANK REPURCHASE AGREEMENT
                  (MATURITY VALUE $637,008)                                    5.30       07/03/2006              636,726
          26,089  DORADA FINANCE INCORPORATED                                  5.24       07/31/2006               25,982
       1,304,468  EUREKA SECURITIZATION INCORPORATED++                         5.28       08/10/2006            1,297,163
         652,234  FCAR OWNER TRUST SERIES II                                   5.32       08/08/2006              648,771
       5,217,873  FIRST BOSTON REPURCHASE AGREEMENT
                  (MATURITY VALUE $5,220,204)                                  5.36       07/03/2006            5,217,873
         914,432  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION               5.26       08/14/2006              908,772
          93,165  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION               5.42       08/21/2006               92,488
          57,397  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION               5.58       10/27/2006               56,400
         585,602  FOX TROT CDO LIMITED                                         5.35       07/31/2006              583,201
         805,587  GEORGE STREET FINANCE LLC                                    5.32       07/25/2006              802,993
          78,268  GRAMPIAN FUNDING LLC++                                       5.30       10/02/2006               77,202
          52,179  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                  5.42       05/15/2007               52,194
          91,313  HBOS TREASURY SERVICES PLC+/-++                              5.12       01/12/2007               91,392
         365,903  HSBC BANK USA SERIES BKN1+/-                                 5.34       12/14/2006              365,889
         120,663  K2 (USA) LLC SERIES MTN+/-++                                 5.19       07/24/2006              120,667
         391,341  KAUPTHING BANK SERIES MTN+++/-                               5.33       03/20/2007              390,902
          51,709  KLIO III FUNDING CORPORATION++                               5.29       09/01/2006               51,249
       1,043,575  LEGACY CAPITAL LLC SERIES A++                                5.31       07/19/2006            1,041,122
       1,917,568  LEXINGTON PARKER CAPITAL CORPORATION                         5.33       08/14/2006            1,905,699
          52,179  LINKS FINANCE LLC SERIES MTN1+/-++                           5.13       09/12/2006               52,179
         391,341  LIQUID FUNDING LIMITED+/-++                                  5.07       12/01/2006              391,340
         600,055  LIQUID FUNDING LIMITED+/-++                                  5.16       08/14/2006              600,055
         144,796  LIQUID FUNDING LIMITED++                                     5.45       07/03/2006              144,796
         156,536  LIQUID FUNDING LIMITED SERIES MTN+/-++                       5.15       02/20/2007              156,553
         260,894  MBIA GLOBAL FUNDING LLC+/-++                                 5.27       02/20/2007              260,894
       1,310,991  MERRILL LYNCH & COMPANY SERIES MTN+/-                        5.28       10/27/2006            1,311,423
         114,793  MORGAN STANLEY+/-                                            5.22       11/09/2006              114,796
         155,754  MORGAN STANLEY+/-                                            5.35       11/24/2006              155,797
         782,681  MORGAN STANLEY+/-                                            5.38       10/10/2006              782,681
         120,663  MORGAN STANLEY SERIES EXL+/-                                 5.23       08/13/2010              120,689
       1,304,468  MORTGAGE INTEREST NET TRUST SERIES A1P1                      5.33       07/31/2006            1,299,120
          26,089  NATIONWIDE BUILDING SOCIETY+/-++                             5.20       07/21/2006               26,087
         143,492  NATIONWIDE BUILDING SOCIETY+/-++                             5.42       12/11/2006              143,555
          39,134  NORDEA NORTH AMERICA INCORPORATED                            5.41       08/18/2006               38,867
       1,304,468  NORTHERN ROCK PLC+/-++                                       5.13       02/05/2007            1,304,534
         750,904  OLD LINE FUNDING LLC++                                       5.17       07/05/2006              750,686
         138,717  PERRY GLOBAL FUNDING LLC SERIES A                            5.24       08/09/2006              137,960
         105,531  RACERS TRUST 2004-6-MM+/-++                                  5.31       05/22/2006              105,550
         491,706  REGENCY MARKETS # 1 LLC++                                    5.01       07/20/2006              490,482
         284,348  REGENCY MARKETS # 1 LLC++                                    5.30       08/15/2006              282,545
         521,787  SLM CORPORATION+/-++                                         5.17       05/04/2007              521,793
         130,447  SWEDISH NATIONAL HOUSING FINANCE (SBAB)                      5.01       07/18/2006              130,160
         301,671  TANGO FINANCE CORPORATION SERIES MTN+/-++                    5.19       10/25/2006              301,747
         150,823  TRAVELERS INSURANCE COMPANY+/-                               5.24       02/09/2007              150,820
         652,234  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL+/-++       5.21       06/15/2007              652,110
         652,234  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/-++       5.16       03/09/2007              652,247

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                          INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        991,396  US BANK NA SERIES BKNT+/-                                    5.13%      07/28/2006      $       991,158
         576,575  VERSAILLES CDS LLC++                                         5.17       07/06/2006              576,321
         130,447  VERSAILLES CDS LLC++                                         5.31       07/17/2006              130,179
         220,377  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE
                  FINANCE)                                                     5.33       07/07/2006              220,247
         652,234  WHITE PINE FINANCE+/-++                                      5.15       07/17/2006              652,234

                                                                                                               65,819,642
                                                                                                          ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $69,555,580)                                                     69,555,580
                                                                                                          ---------------
SHARES

SHORT-TERM INVESTMENTS - 0.80%
       7,998,160  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                  7,998,160
                                                                                                          ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,998,160)                                                                  7,998,160
                                                                                                          ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $858,397,855)*                                     106.88%                                          $ 1,074,039,700

OTHER ASSETS AND LIABILITIES, NET                         (6.88)                                              (69,146,109)
                                                        -------                                           ---------------

TOTAL NET ASSETS                                         100.00%                                          $ 1,004,893,591
                                                        -------                                           ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   Security of an affiliate of the fund with a cost of $7,998,160.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                  VALUE
COMMON STOCKS - 96.40%

APPAREL & ACCESSORY STORES - 1.02%
          37,200  ABERCROMBIE & FITCH COMPANY CLASS A                                                       $     2,061,996
          80,800  AMERICAN EAGLE OUTFITTERS INCORPORATED                                                          2,750,432

                                                                                                                  4,812,428
                                                                                                            ---------------

CHEMICALS & ALLIED PRODUCTS - 6.57%
          52,500  BIOGEN IDEC INCORPORATED+<<                                                                     2,432,325
          54,200  E.I. DU PONT DE NEMOURS & COMPANY                                                               2,254,720
          42,500  GILEAD SCIENCES INCORPORATED+                                                                   2,514,300
         139,900  MERCK & COMPANY INCORPORATED<<                                                                  5,096,557
         579,000  PFIZER INCORPORATED                                                                            13,589,130
          93,000  PROCTER & GAMBLE COMPANY                                                                        5,170,800

                                                                                                                 31,057,832
                                                                                                            ---------------

COMMUNICATIONS - 6.72%
         332,600  AT&T INCORPORATED<<                                                                             9,276,214
         226,400  COMCAST CORPORATION CLASS A+<<                                                                  7,412,336
         334,800  LEVEL 3 COMMUNICATIONS INCORPORATED+<<                                                          1,486,512
          99,800  NII HOLDINGS INCORPORATED+<<                                                                    5,626,724
         238,200  VERIZON COMMUNICATIONS INCORPORATED                                                             7,977,318

                                                                                                                 31,779,104
                                                                                                            ---------------

DEPOSITORY INSTITUTIONS - 11.02%
         404,400  BANK OF AMERICA CORPORATION<<                                                                  19,451,640
         311,600  CITIGROUP INCORPORATED<<                                                                       15,031,584
         216,500  JP MORGAN CHASE & COMPANY                                                                       9,093,000
         137,600  THE COLONIAL BANCGROUP INCORPORATED                                                             3,533,568
          59,500  WACHOVIA CORPORATION<<                                                                          3,217,760
          23,100  ZIONS BANCORPORATION                                                                            1,800,414

                                                                                                                 52,127,966
                                                                                                            ---------------

EATING & DRINKING PLACES - 0.95%
         133,500  MCDONALD'S CORPORATION<<                                                                        4,485,600
                                                                                                            ---------------

ELECTRIC, GAS & SANITARY SERVICES - 3.84%
          84,000  EXELON CORPORATION<<                                                                            4,773,720
         111,400  FPL GROUP INCORPORATED<<                                                                        4,609,732
          68,100  ONEOK INCORPORATED                                                                              2,318,124
         199,900  PPL CORPORATION                                                                                 6,456,770

                                                                                                                 18,158,346
                                                                                                            ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.23%
          66,600  ADVANCED MICRO DEVICES INCORPORATED+<<                                                          1,626,372
          91,600  BROADCOM CORPORATION CLASS A+                                                                   2,752,580
          82,100  FREESCALE SEMICONDUCTOR INCORPORATED+<<                                                         2,380,900
         139,000  GENERAL ELECTRIC COMPANY                                                                        4,581,440
          45,500  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED<<                                                  3,884,335
         141,300  MICRON TECHNOLOGY INCORPORATED+                                                                 2,127,978
         110,500  NATIONAL SEMICONDUCTOR CORPORATION                                                              2,635,425

                                                                                                                 19,989,030
                                                                                                            ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.55%
          43,500  QUEST DIAGNOSTICS INCORPORATED                                                                  2,606,520
                                                                                                            ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                  VALUE
FOOD & KINDRED PRODUCTS - 2.17%
         176,800  ARCHER-DANIELS-MIDLAND COMPANY                                                            $     7,298,304
          35,400  FOMENTO ECONOMICO MEXICANO S.A.                                                                 2,963,688

                                                                                                                 10,261,992
                                                                                                            ---------------

GENERAL MERCHANDISE STORES - 1.73%
         120,800  JC PENNEY COMPANY INCORPORATED                                                                  8,155,208
                                                                                                            ---------------

HOLDING & OTHER INVESTMENT OFFICES - 1.11%
         239,500  HOST HOTELS & RESORTS INCORPORATED                                                              5,237,865
                                                                                                            ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.55%
         138,500  HEWLETT-PACKARD COMPANY<<                                                                       4,387,680
          42,000  INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                   3,226,440
         101,900  TEREX CORPORATION+                                                                             10,057,530
         194,600  WESTERN DIGITAL CORPORATION+                                                                    3,855,026

                                                                                                                 21,526,676
                                                                                                            ---------------

INSURANCE CARRIERS - 9.99%
          88,900  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                       5,249,545
         163,000  ASSURANT INCORPORATED                                                                           7,889,200
          59,200  CIGNA CORPORATION                                                                               5,831,792
          60,200  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED<<                                                5,092,920
          65,000  LINCOLN NATIONAL CORPORATION<<                                                                  3,668,600
         187,800  LOEWS CORPORATION                                                                               6,657,510
          41,900  PRUDENTIAL FINANCIAL INCORPORATED                                                               3,255,630
         144,500  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                       6,441,810
          70,200  UNITEDHEALTH GROUP INCORPORATED                                                                 3,143,556

                                                                                                                 47,230,563
                                                                                                            ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.46%
         156,200  TERADYNE INCORPORATED+<<                                                                        2,175,866
                                                                                                            ---------------

METAL MINING - 1.93%
          49,800  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                           2,759,418
          31,800  IPSCO INCORPORATED<<                                                                            3,042,942
          40,700  PHELPS DODGE CORPORATION                                                                        3,343,912

                                                                                                                  9,146,272
                                                                                                            ---------------

MOTION PICTURES - 1.60%
         252,900  WALT DISNEY COMPANY<<                                                                           7,587,000
                                                                                                            ---------------

OIL & GAS EXTRACTION - 5.12%
         575,000  CHESAPEAKE ENERGY CORPORATION                                                                  17,393,750
          81,200  DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                        6,815,116

                                                                                                                 24,208,866
                                                                                                            ---------------

PAPER & ALLIED PRODUCTS - 0.46%
          50,800  TEMPLE-INLAND INCORPORATED                                                                      2,177,796
                                                                                                            ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 8.59%
          91,700  CHEVRONTEXACO CORPORATION                                                                       5,690,902
         332,000  EXXON MOBIL CORPORATION                                                                        20,368,200
          97,300  HESS CORPORATION<<                                                                              5,142,305

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                  VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
         142,000  VALERO ENERGY CORPORATION<<                                                               $     9,445,840

                                                                                                                 40,647,247
                                                                                                            ---------------

PRIMARY METAL INDUSTRIES - 3.15%
         168,400  ALCOA INCORPORATED                                                                              5,449,424
          53,700  CARPENTER TECHNOLOGY CORPORATION<<                                                              6,202,350
          54,400  PRECISION CASTPARTS CORPORATION                                                                 3,250,944

                                                                                                                 14,902,718
                                                                                                            ---------------

RAILROAD TRANSPORTATION - 0.91%
          61,288  CSX CORPORATION                                                                                 4,317,127
                                                                                                            ---------------

REAL ESTATE - 1.46%
          79,000  JONES LANG LASALLE INCORPORATED<<                                                               6,916,450
                                                                                                            ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 7.45%
          93,200  BEAR STEARNS COMPANIES INCORPORATED                                                            13,055,456
         262,000  E*TRADE FINANCIAL CORPORATION+                                                                  5,978,840
          15,200  GOLDMAN SACHS GROUP INCORPORATED                                                                2,286,536
         131,500  MERRILL LYNCH & COMPANY INCORPORATED<<                                                          9,147,140
          75,400  MORGAN STANLEY                                                                                  4,766,034

                                                                                                                 35,234,006
                                                                                                            ---------------

TOBACCO PRODUCTS - 2.84%
         138,800  ALTRIA GROUP INCORPORATED                                                                      10,192,084
          62,800  LOEWS CORPORATION - CAROLINA GROUP                                                              3,226,036

                                                                                                                 13,418,120
                                                                                                            ---------------

TRANSPORTATION BY AIR - 0.83%
          78,000  US AIRWAYS GROUP INCORPORATED+<<                                                                3,942,120
                                                                                                            ---------------

TRANSPORTATION EQUIPMENT - 5.07%
          82,800  HONEYWELL INTERNATIONAL INCORPORATED                                                            3,336,840
          28,200  JOHNSON CONTROLS INCORPORATED                                                                   2,318,604
          51,100  TEXTRON INCORPORATED<<                                                                          4,710,398
         152,550  TRINITY INDUSTRIES INCORPORATED<<                                                               6,163,020
         117,500  UNITED TECHNOLOGIES CORPORATION                                                                 7,451,849

                                                                                                                 23,980,711
                                                                                                            ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 2.08%
         133,500  AIRGAS INCORPORATED                                                                             4,972,875
          50,700  AMERISOURCEBERGEN CORPORATION<<                                                                 2,125,344
          47,700  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                            2,732,256

                                                                                                                  9,830,475
                                                                                                            ---------------

TOTAL COMMON STOCKS (COST $415,244,534)                                                                         455,913,904
                                                                                                            ---------------

COLLATERAL FOR SECURITIES LENDING - 20.24%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.09%
       1,532,499  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                          1,532,499
       3,608,649  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                 3,608,649

                                                                                                                  5,141,148
                                                                                                            ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 19.15%
$        157,971  ALLIANCE & LEICESTER PLC                                             5.55%      10/25/2006   $      155,274
         323,122  AMERICAN GENERAL FINANCE+++/-                                        5.23       07/13/2007          323,274
         383,905  ATLANTIC ASSET SECURITIZATION CORPORATION++                          5.28       07/07/2006          383,678
         897,561  ATLAS CAPITAL FUNDING CORPORATION+/-++                               5.27       12/22/2006          897,561
         897,561  ATLAS CAPITAL FUNDING CORPORATION+/-++                               5.30       10/20/2006          897,561
         538,537  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    5.11       08/04/2006          538,547
       1,795,122  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                      5.11       11/03/2006        1,795,122
         897,561  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    5.30       04/25/2007          897,534
         698,949  ATOMIUM FUNDING CORPORATION++                                        5.28       08/07/2006          695,342
       3,805,659  ATOMIUM FUNDING CORPORATION++                                        5.35       08/02/2006        3,788,953
         897,561  BANCO SANTANDER TOTTA LN+/-++                                        5.28       07/16/2007          897,561
         897,561  BANK OF AMERICA NA+/-                                                5.36       06/19/2007          897,427
         107,707  BEAR STEARNS COMPANY+/-                                              5.18       08/05/2006          107,707
       1,077,073  BEAR STEARNS COMPANY+/-                                              5.37       10/04/2006        1,077,073
      16,148,546  BNP PARIBAS REPURCHASE AGREEMENT
                  (MATURITY VALUE $16,155,759)                                         5.36       07/03/2006       16,148,546
       3,141,105  BUCKINGHAM CDO II LLC++                                              5.33       07/21/2006        3,132,813
       1,795,122  BUCKINGHAM CDO LLC                                                   5.04       07/24/2006        1,789,593
         214,230  BUCKINGHAM CDO LLC++                                                 5.33       07/21/2006          213,664
         198,720  CAIRN HIGH GRADE FUNDING I LLC                                       5.13       07/05/2006          198,662
         179,512  CAIRN HIGH GRADE FUNDING I LLC                                       5.36       07/11/2006          179,302
       1,077,073  CC USA INCORPORATED SERIES MTN+/-++                                  5.17       07/14/2006        1,077,041
         427,311  CEDAR SPRINGS CAPITAL COMPANY++                                      5.17       08/14/2006          424,666
         813,980  CEDAR SPRINGS CAPITAL COMPANY                                        5.32       07/17/2006          812,312
       1,297,802  CEDAR SPRINGS CAPITAL COMPANY                                        5.38       08/21/2006        1,288,367
          75,826  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                           5.08       07/21/2006           75,626
       2,297,757  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                      5.17       07/13/2007        2,297,757
       1,041,171  CORPORATE ASSET SECURITIZATION AUSTRALIA                             5.32       07/28/2006        1,037,360
         969,366  CORPORATE ASSET SECURITIZATION AUSTRALIA++                           5.37       07/14/2006          967,805
       1,697,109  CORPORATE ASSET SECURITIZATION AUSTRALIA                             5.37       07/20/2006        1,692,883
         901,151  CORPORATE ASSET SECURITIZATION AUSTRALIA++                           5.37       07/26/2006          898,115
         897,561  CULLINAN FINANCE CORPORATION SERIES MTN+/-++                         5.13       11/15/2006          897,400
       1,795,122  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                        5.31       06/25/2007        1,795,122
          90,690  DEER VALLEY FUNDING LLC++                                            5.30       07/17/2006           90,504
       3,150,655  DEER VALLEY FUNDING LLC                                              5.37       08/07/2006        3,134,398
         519,724  DEER VALLEY FUNDING LLC++                                            5.42       07/27/2006          517,900
         876,221  DEUTSCHE BANK REPURCHASE AGREEMENT
                  (MATURITY VALUE $876,608)                                            5.30       07/03/2006          876,221
          35,902  DORADA FINANCE INCORPORATED                                          5.24       07/31/2006           35,755
       1,795,122  EUREKA SECURITIZATION INCORPORATED++                                 5.28       08/10/2006        1,785,070
         897,561  FCAR OWNER TRUST SERIES II                                           5.32       08/08/2006          892,795
       7,180,489  FIRST BOSTON REPURCHASE AGREEMENT
                  (MATURITY VALUE $7,183,697)                                          5.36       07/03/2006        7,180,489
       1,258,381  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.26       08/14/2006        1,250,591
         128,208  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.42       08/21/2006          127,276
          78,985  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.58       10/27/2006           77,613
         805,866  FOX TROT CDO LIMITED                                                 5.35       07/31/2006          802,562
       1,108,596  GEORGE STREET FINANCE LLC                                            5.32       07/25/2006        1,105,026
         107,707  GRAMPIAN FUNDING LLC++                                               5.30       10/02/2006          106,240
          71,805  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                          5.42       05/15/2007           71,826
         125,659  HBOS TREASURY SERVICES PLC+/-++                                      5.12       01/12/2007          125,768
         503,532  HSBC BANK USA SERIES BKN1+/-                                         5.34       12/14/2006          503,512
         166,049  K2 (USA) LLC SERIES MTN+/-++                                         5.19       07/24/2006          166,054
         538,537  KAUPTHING BANK SERIES MTN+++/-                                       5.33       03/20/2007          537,934
          71,159  KLIO III FUNDING CORPORATION++                                       5.29       09/01/2006           70,525
       1,436,098  LEGACY CAPITAL LLC SERIES A++                                        5.31       07/19/2006        1,432,723
       2,638,830  LEXINGTON PARKER CAPITAL CORPORATION                                 5.33       08/14/2006        2,622,495
          71,805  LINKS FINANCE LLC SERIES MTN1+/-++                                   5.13       09/12/2006           71,805
         538,537  LIQUID FUNDING LIMITED+/-++                                          5.07       12/01/2006          538,537
         825,756  LIQUID FUNDING LIMITED+/-++                                          5.16       08/14/2006          825,756
         199,259  LIQUID FUNDING LIMITED++                                             5.45       07/03/2006          199,259
         215,415  LIQUID FUNDING LIMITED SERIES MTN+/-++                               5.15       02/20/2007          215,438
         359,024  MBIA GLOBAL FUNDING LLC+/-++                                         5.27       02/20/2007          359,024

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      1,804,098  MERRILL LYNCH & COMPANY SERIES MTN+/-                                5.28%      10/27/2006   $    1,804,693
         157,971  MORGAN STANLEY+/-                                                    5.22       11/09/2006          157,974
         214,338  MORGAN STANLEY+/-                                                    5.35       11/24/2006          214,398
       1,077,073  MORGAN STANLEY+/-                                                    5.38       10/10/2006        1,077,073
         166,049  MORGAN STANLEY SERIES EXL+/-                                         5.23       08/13/2010          166,084
       1,795,122  MORTGAGE INTEREST NET TRUST SERIES A1P1                              5.33       07/31/2006        1,787,762
          35,902  NATIONWIDE BUILDING SOCIETY+/-++                                     5.20       07/21/2006           35,899
         197,463  NATIONWIDE BUILDING SOCIETY+/-++                                     5.42       12/11/2006          197,550
          53,854  NORDEA NORTH AMERICA INCORPORATED                                    5.41       08/18/2006           53,486
       1,795,122  NORTHERN ROCK PLC+/-++                                               5.13       02/05/2007        1,795,212
       1,033,344  OLD LINE FUNDING LLC++                                               5.17       07/05/2006        1,033,045
         190,893  PERRY GLOBAL FUNDING LLC SERIES A                                    5.24       08/09/2006          189,851
         145,225  RACERS TRUST 2004-6-MM+/-++                                          5.31       05/22/2006          145,251
         676,653  REGENCY MARKETS # 1 LLC++                                            5.01       07/20/2006          674,969
         391,301  REGENCY MARKETS # 1 LLC++                                            5.30       08/15/2006          388,820
         718,049  SLM CORPORATION+/-++                                                 5.17       05/04/2007          718,056
         179,512  SWEDISH NATIONAL HOUSING FINANCE (SBAB)                              5.01       07/18/2006          179,117
         415,140  TANGO FINANCE CORPORATION SERIES MTN+/-++                            5.19       10/25/2006          415,244
         207,552  TRAVELERS INSURANCE COMPANY+/-                                       5.24       02/09/2007          207,548
         897,561  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL+/-++               5.21       06/15/2007          897,391
         897,561  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/-++               5.16       03/09/2007          897,579
       1,364,293  US BANK NA SERIES BKNT+/-                                            5.13       07/28/2006        1,363,966
         793,444  VERSAILLES CDS LLC++                                                 5.17       07/06/2006          793,095
         179,512  VERSAILLES CDS LLC++                                                 5.31       07/17/2006          179,144
         303,268  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE
                  FINANCE)                                                             5.33       07/07/2006          303,089
         897,561  WHITE PINE FINANCE+/-++                                              5.15       07/17/2006          897,561

                                                                                                                   90,576,601
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $95,717,749)                                                         95,717,749
                                                                                                              ---------------
SHARES

SHORT-TERM INVESTMENTS - 3.56%
      16,851,591  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                     16,851,591
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $16,851,591)                                                                    16,851,591
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $527,813,874)*                                     120.20%                                              $   568,483,244

OTHER ASSETS AND LIABILITIES, NET                        (20.20)                                                  (95,522,349)
                                                        -------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $   472,960,895
                                                        -------                                               ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   Security of an affiliate of the fund with a cost of $16,851,591.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                   VALUE
COMMON STOCKS - 96.98%

AMUSEMENT & RECREATION SERVICES - 0.22%
         38,245  HARRAH'S ENTERTAINMENT INCORPORATED<<                                                      $     2,722,279
         70,196  INTERNATIONAL GAME TECHNOLOGY                                                                    2,663,236

                                                                                                                  5,385,515
                                                                                                            ---------------

APPAREL & ACCESSORY STORES - 0.39%
        113,862  GAP INCORPORATED                                                                                 1,981,199
         70,476  KOHL'S CORPORATION+                                                                              4,166,541
         71,016  LIMITED BRANDS                                                                                   1,817,299
         44,580  NORDSTROM INCORPORATED                                                                           1,627,170

                                                                                                                  9,592,209
                                                                                                            ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.11%
         23,301  JONES APPAREL GROUP INCORPORATED                                                                   740,739
         21,635  LIZ CLAIBORNE INCORPORATED                                                                         801,793
         18,178  VF CORPORATION                                                                                   1,234,650

                                                                                                                  2,777,182
                                                                                                            ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.07%
         30,702  AUTONATION INCORPORATED+<<                                                                         658,251
         11,073  AUTOZONE INCORPORATED+                                                                             976,638

                                                                                                                  1,634,889
                                                                                                            ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.03%
         12,627  RYDER SYSTEM INCORPORATED                                                                          737,796
                                                                                                            ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.24%
         25,124  CENTEX CORPORATION                                                                               1,263,737
         56,312  D.R. HORTON INCORPORATED                                                                         1,341,352
         15,602  KB HOME<<                                                                                          715,352
         28,864  LENNAR CORPORATION CLASS A<<                                                                     1,280,696
         44,089  PULTE HOMES INCORPORATED<<                                                                       1,269,322

                                                                                                                  5,870,459
                                                                                                            ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.07%
        427,893  HOME DEPOT INCORPORATED                                                                         15,314,291
        160,603  LOWE'S COMPANIES INCORPORATED                                                                    9,743,784
         23,063  SHERWIN-WILLIAMS COMPANY<<                                                                       1,095,031

                                                                                                                 26,153,106
                                                                                                            ---------------

BUSINESS SERVICES - 6.00%
        123,943  ADOBE SYSTEMS INCORPORATED+<<                                                                    3,762,910
         24,546  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                               1,266,819
         47,965  AUTODESK INCORPORATED+<<                                                                         1,652,874
        119,318  AUTOMATIC DATA PROCESSING INCORPORATED                                                           5,411,071
         44,057  BMC SOFTWARE INCORPORATED+<<                                                                     1,052,962
         94,454  CA INCORPORATED<<                                                                                1,941,030
        207,064  CENDANT CORPORATION                                                                              3,373,073
         37,707  CITRIX SYSTEMS INCORPORATED+                                                                     1,513,559
         38,880  COMPUTER SCIENCES CORPORATION+                                                                   1,883,347
         78,120  COMPUWARE CORPORATION+                                                                             523,404
         29,008  CONVERGYS CORPORATION+                                                                             565,656
        239,369  EBAY INCORPORATED+                                                                               7,011,118
         63,379  ELECTRONIC ARTS INCORPORATED+                                                                    2,727,832

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                   VALUE
BUSINESS SERVICES (continued)
        107,324  ELECTRONIC DATA SYSTEMS CORPORATION                                                        $     2,582,215
         26,616  EQUIFAX INCORPORATED                                                                               913,993
        158,482  FIRST DATA CORPORATION                                                                           7,138,029
         36,371  FISERV INCORPORATED+                                                                             1,649,789
         42,665  GOOGLE INCORPORATED CLASS A+                                                                    17,890,714
         41,341  IMS HEALTH INCORPORATED                                                                          1,110,006
         90,307  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                     754,063
         35,368  INTUIT INCORPORATED+<<                                                                           2,135,874
        117,118  JUNIPER NETWORKS INCORPORATED+                                                                   1,872,717
      1,816,148  MICROSOFT CORPORATION                                                                           42,316,248
         26,574  MONSTER WORLDWIDE INCORPORATED+<<                                                                1,133,647
         37,676  NCR CORPORATION+                                                                                 1,380,449
         70,180  NOVELL INCORPORATED+<<                                                                             465,293
         35,317  OMNICOM GROUP INCORPORATED                                                                       3,146,392
        806,178  ORACLE CORPORATION+<<                                                                           11,681,519
         23,061  PARAMETRIC TECHNOLOGY CORPORATION+                                                                 293,108
         35,563  ROBERT HALF INTERNATIONAL INCORPORATED                                                           1,493,646
        724,080  SUN MICROSYSTEMS INCORPORATED+                                                                   3,004,932
        214,283  SYMANTEC CORPORATION+                                                                            3,329,958
         71,008  UNISYS CORPORATION+                                                                                445,930
         50,747  VERISIGN INCORPORATED+<<                                                                         1,175,808
        259,562  YAHOO! INCORPORATED+<<                                                                           8,565,546

                                                                                                                147,165,531
                                                                                                            ---------------

CHEMICALS & ALLIED PRODUCTS - 9.39%
        315,949  ABBOTT LABORATORIES                                                                             13,778,536
         46,407  AIR PRODUCTS & CHEMICALS INCORPORATED                                                            2,966,335
         15,745  ALBERTO-CULVER COMPANY CLASS B                                                                     767,096
        244,115  AMGEN INCORPORATED+<<                                                                           15,923,621
         22,723  AVERY DENNISON CORPORATION                                                                       1,319,297
         93,215  AVON PRODUCTS INCORPORATED<<                                                                     2,889,665
         21,978  BARR PHARMACEUTICALS INCORPORATED+<<                                                             1,048,131
         71,184  BIOGEN IDEC INCORPORATED+<<                                                                      3,297,955
        407,056  BRISTOL-MYERS SQUIBB COMPANY                                                                    10,526,468
         31,231  CLOROX COMPANY<<                                                                                 1,904,154
        106,543  COLGATE-PALMOLIVE COMPANY                                                                        6,381,926
        199,088  DOW CHEMICAL COMPANY                                                                             7,770,405
        190,716  E.I. DU PONT DE NEMOURS & COMPANY                                                                7,933,786
         16,925  EASTMAN CHEMICAL COMPANY                                                                           913,950
         37,700  ECOLAB INCORPORATED                                                                              1,529,866
        233,953  ELI LILLY & COMPANY<<                                                                           12,930,582
         24,598  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                        951,205
         67,464  FOREST LABORATORIES INCORPORATED+                                                                2,610,182
         53,895  GENZYME CORPORATION+                                                                             3,290,290
         94,195  GILEAD SCIENCES INCORPORATED+                                                                    5,572,576
         32,338  HOSPIRA INCORPORATED+                                                                            1,388,594
         16,360  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                    576,526
         50,140  KING PHARMACEUTICALS INCORPORATED+<<                                                               852,380
         51,495  MEDIMMUNE INCORPORATED+                                                                          1,395,514
        451,811  MERCK & COMPANY INCORPORATED<<                                                                  16,459,475
         56,012  MONSANTO COMPANY                                                                                 4,715,650
         43,520  MYLAN LABORATORIES INCORPORATED                                                                    870,400
      1,516,878  PFIZER INCORPORATED                                                                             35,601,127
         34,288  PPG INDUSTRIES INCORPORATED                                                                      2,263,008
         66,890  PRAXAIR INCORPORATED                                                                             3,612,060
        679,313  PROCTER & GAMBLE COMPANY                                                                        37,769,803
         30,085  ROHM & HAAS COMPANY                                                                              1,507,860
        306,599  SCHERING-PLOUGH CORPORATION<<                                                                    5,834,579
         13,859  SIGMA-ALDRICH CORPORATION                                                                        1,006,718

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                   VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
        278,631  WYETH                                                                                      $    12,374,003

                                                                                                                230,533,723
                                                                                                            ---------------

COAL MINING - 0.07%
         38,659  CONSOL ENERGY INCORPORATED                                                                       1,806,148
                                                                                                            ---------------

COMMUNICATIONS - 4.04%
         80,550  ALLTEL CORPORATION                                                                               5,141,506
        804,862  AT&T INCORPORATED<<                                                                             22,447,601
         85,087  AVAYA INCORPORATED+<<                                                                              971,694
        374,449  BELLSOUTH CORPORATION                                                                           13,555,054
         12,404  BT GROUP PLC ADR                                                                                   549,373
         24,046  CENTURYTEL INCORPORATED<<                                                                          893,309
        104,182  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                        3,224,433
        437,392  COMCAST CORPORATION CLASS A+<<                                                                  14,320,214
         30,860  EMBARQ CORPORATION+                                                                              1,264,951
        324,055  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                               2,621,605
        616,702  SPRINT NEXTEL CORPORATION                                                                       12,327,873
         46,173  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                                 1,546,796
        603,908  VERIZON COMMUNICATIONS INCORPORATED                                                             20,224,879

                                                                                                                 99,089,288
                                                                                                            ---------------

DEPOSITORY INSTITUTIONS - 10.40%
         71,642  AMSOUTH BANCORPORATION<<                                                                         1,894,931
        944,713  BANK OF AMERICA CORPORATION<<                                                                   45,440,695
        159,766  BANK OF NEW YORK COMPANY INCORPORATED                                                            5,144,465
        113,860  BB&T CORPORATION<<                                                                               4,735,437
      1,029,120  CITIGROUP INCORPORATED                                                                          49,644,749
         33,625  COMERICA INCORPORATED                                                                            1,748,164
         38,129  COMMERCE BANCORP INCORPORATED                                                                    1,360,061
         26,731  COMPASS BANCSHARES INCORPORATED                                                                  1,486,244
        115,203  FIFTH THIRD BANCORP<<                                                                            4,256,751
         25,510  FIRST HORIZON NATIONAL CORPORATION<<                                                             1,025,502
         53,022  GOLDEN WEST FINANCIAL CORPORATION                                                                3,934,232
         50,775  HUNTINGTON BANCSHARES INCORPORATED                                                               1,197,274
        719,284  JP MORGAN CHASE & COMPANY                                                                       30,209,928
         83,673  KEYCORP                                                                                          2,985,453
         16,338  M&T BANK CORPORATION                                                                             1,926,577
         46,639  MARSHALL & ILSLEY CORPORATION                                                                    2,133,268
         85,612  MELLON FINANCIAL CORPORATION                                                                     2,947,621
        112,298  NATIONAL CITY CORPORATION                                                                        4,064,065
         96,299  NORTH FORK BANCORPORATION INCORPORATED                                                           2,905,341
         38,367  NORTHERN TRUST CORPORATION                                                                       2,121,695
         61,274  PNC FINANCIAL SERVICES GROUP                                                                     4,299,597
         94,423  REGIONS FINANCIAL CORPORATION                                                                    3,127,290
         77,905  SOVEREIGN BANCORP INCORPORATED                                                                   1,582,256
         68,800  STATE STREET CORPORATION                                                                         3,996,592
         75,276  SUNTRUST BANKS INCORPORATED                                                                      5,740,548
         66,812  SYNOVUS FINANCIAL CORPORATION                                                                    1,789,225
        368,462  US BANCORP                                                                                      11,378,106
        332,981  WACHOVIA CORPORATION<<                                                                          18,007,612
        198,889  WASHINGTON MUTUAL INCORPORATED<<                                                                 9,065,361
        347,787  WELLS FARGO & COMPANY+++                                                                        23,329,552
         21,966  ZIONS BANCORPORATION                                                                             1,712,030

                                                                                                                255,190,622
                                                                                                            ---------------

EATING & DRINKING PLACES - 0.57%
         26,693  DARDEN RESTAURANTS INCORPORATED                                                                  1,051,704
        257,956  MCDONALD'S CORPORATION                                                                           8,667,322

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                   VALUE
EATING & DRINKING PLACES (continued)
         24,142  WENDY'S INTERNATIONAL INCORPORATED                                                         $     1,407,237
         56,298  YUM! BRANDS INCORPORATED                                                                         2,830,100

                                                                                                                 13,956,363
                                                                                                            ---------------

EDUCATIONAL SERVICES - 0.06%
         28,970  APOLLO GROUP INCORPORATED CLASS A+                                                               1,496,880
                                                                                                            ---------------

ELECTRIC, GAS & SANITARY SERVICES - 3.80%
        136,282  AES CORPORATION+                                                                                 2,514,403
         33,813  ALLEGHENY ENERGY INCORPORATED+                                                                   1,253,448
         50,071  ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                            568,807
         42,509  AMEREN CORPORATION<<                                                                             2,146,705
         81,546  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                     2,792,950
         64,459  CENTERPOINT ENERGY INCORPORATED<<                                                                  805,738
         67,271  CITIZENS COMMUNICATIONS COMPANY<<                                                                  877,887
         45,780  CMS ENERGY CORPORATION+                                                                            592,393
         50,879  CONSOLIDATED EDISON INCORPORATED<<                                                               2,261,063
         37,045  CONSTELLATION ENERGY GROUP INCORPORATED                                                          2,019,693
         71,946  DOMINION RESOURCES INCORPORATED<<                                                                5,380,841
         36,801  DTE ENERGY COMPANY<<                                                                             1,499,273
        255,659  DUKE ENERGY CORPORATION<<                                                                        7,508,705
         76,407  DYNEGY INCORPORATED CLASS A+                                                                       417,946
         67,447  EDISON INTERNATIONAL                                                                             2,630,433
        144,024  EL PASO CORPORATION                                                                              2,160,360
         43,046  ENTERGY CORPORATION                                                                              3,045,504
        138,389  EXELON CORPORATION                                                                               7,864,647
         68,280  FIRSTENERGY CORPORATION                                                                          3,701,459
         83,687  FPL GROUP INCORPORATED<<                                                                         3,462,968
         36,219  KEYSPAN CORPORATION                                                                              1,463,248
         21,577  KINDER MORGAN INCORPORATED<<                                                                     2,155,327
          9,187  NICOR INCORPORATED                                                                                 381,261
         56,445  NISOURCE INCORPORATED                                                                            1,232,759
          7,951  PEOPLES ENERGY CORPORATION<<                                                                       285,520
         71,868  PG&E CORPORATION<<                                                                               2,822,975
         20,535  PINNACLE WEST CAPITAL CORPORATION<<                                                                819,552
         78,768  PPL CORPORATION                                                                                  2,544,206
         52,368  PROGRESS ENERGY INCORPORATED                                                                     2,245,016
         52,057  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                     3,442,009
         53,634  SEMPRA ENERGY                                                                                    2,439,274
        153,614  SOUTHERN COMPANY<<                                                                               4,923,329
         43,217  TECO ENERGY INCORPORATED                                                                           645,662
         95,727  TXU CORPORATION                                                                                  5,723,517
        112,848  WASTE MANAGEMENT INCORPORATED                                                                    4,048,968
        123,206  WILLIAMS COMPANIES INCORPORATED<<                                                                2,878,092
         83,941  XCEL ENERGY INCORPORATED                                                                         1,609,988

                                                                                                                 93,165,926
                                                                                                            ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.43%
         24,269  ADC TELECOMMUNICATIONS INCORPORATED+<<                                                             409,175
        100,216  ADVANCED MICRO DEVICES INCORPORATED+<<                                                           2,447,275
         74,379  ALTERA CORPORATION+<<                                                                            1,305,351
         35,117  AMERICAN POWER CONVERSION CORPORATION<<                                                            684,430
         74,765  ANALOG DEVICES INCORPORATED                                                                      2,402,947
         33,045  ANDREW CORPORATION+                                                                                292,779
         94,823  BROADCOM CORPORATION CLASS A+                                                                    2,849,431
        121,658  CIENA CORPORATION+<<                                                                               585,175
      1,263,748  CISCO SYSTEMS INCORPORATED+                                                                     24,680,998
         41,818  COMVERSE TECHNOLOGY INCORPORATED+                                                                  826,742
         19,129  COOPER INDUSTRIES LIMITED CLASS A                                                                1,777,467
         84,971  EMERSON ELECTRIC COMPANY                                                                         7,121,420

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                   VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         83,999  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                              $     2,469,570
      2,152,623  GENERAL ELECTRIC COMPANY                                                                        70,950,454
         13,850  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED<<                                                   1,182,375
      1,204,205  INTEL CORPORATION                                                                               22,819,685
         36,861  JABIL CIRCUIT INCORPORATED                                                                         943,642
        348,792  JDS UNIPHASE CORPORATION+<<                                                                        882,444
         41,213  KLA-TENCOR CORPORATION<<                                                                         1,713,224
         25,248  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                         1,904,204
         62,856  LINEAR TECHNOLOGY CORPORATION                                                                    2,105,047
         82,127  LSI LOGIC CORPORATION+                                                                             735,037
        927,409  LUCENT TECHNOLOGIES INCORPORATED+<<                                                              2,244,330
         66,387  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                           2,131,687
        150,111  MICRON TECHNOLOGY INCORPORATED+                                                                  2,260,672
         29,385  MOLEX INCORPORATED                                                                                 986,454
        511,315  MOTOROLA INCORPORATED                                                                           10,302,997
         69,890  NATIONAL SEMICONDUCTOR CORPORATION                                                               1,666,877
         77,457  NETWORK APPLIANCE INCORPORATED+                                                                  2,734,232
         26,341  NOVELLUS SYSTEMS INCORPORATED+<<                                                                   650,623
         72,975  NVIDIA CORPORATION+                                                                              1,553,638
         42,743  PMC-SIERRA INCORPORATED+<<                                                                         401,784
         33,377  QLOGIC CORPORATION+                                                                                575,419
        346,991  QUALCOMM INCORPORATED                                                                           13,903,929
         35,418  ROCKWELL COLLINS INCORPORATED                                                                    1,978,804
        110,304  SANMINA-SCI CORPORATION+                                                                           507,398
         92,763  TELLABS INCORPORATED+                                                                            1,234,676
        322,536  TEXAS INSTRUMENTS INCORPORATED                                                                   9,769,615
         16,143  WHIRLPOOL CORPORATION                                                                            1,334,219
         71,108  XILINX INCORPORATED<<                                                                            1,610,596

                                                                                                                206,936,822
                                                                                                            ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.37%
         18,124  FLUOR CORPORATION<<                                                                              1,684,263
         50,567  MOODY'S CORPORATION<<                                                                            2,753,879
         69,184  PAYCHEX INCORPORATED                                                                             2,696,792
         33,639  QUEST DIAGNOSTICS INCORPORATED                                                                   2,015,649

                                                                                                                  9,150,583
                                                                                                            ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.31%
         21,673  BALL CORPORATION                                                                                   802,768
         30,355  FORTUNE BRANDS INCORPORATED                                                                      2,155,509
         85,736  ILLINOIS TOOL WORKS INCORPORATED                                                                 4,072,460
         12,029  SNAP-ON INCORPORATED                                                                               486,212

                                                                                                                  7,516,949
                                                                                                            ---------------

FINANCIAL SERVICES - 0.03%
         43,811  JANUS CAPITAL GROUP INCORPORATED                                                                   784,217
                                                                                                            ---------------

FOOD & KINDRED PRODUCTS - 3.15%
        159,980  ANHEUSER-BUSCH COMPANIES INCORPORATED<<                                                          7,293,488
        135,478  ARCHER-DANIELS-MIDLAND COMPANY                                                                   5,592,532
         38,362  CAMPBELL SOUP COMPANY                                                                            1,423,614
         62,829  COCA-COLA ENTERPRISES INCORPORATED                                                               1,279,827
        107,515  CONAGRA FOODS INCORPORATED                                                                       2,377,157
         41,173  CONSTELLATION BRANDS INCORPORATED CLASS A+<<                                                     1,029,325
         73,683  GENERAL MILLS INCORPORATED                                                                       3,806,464
         23,521  HERCULES INCORPORATED+<<                                                                           358,930
         36,766  HERSHEY FOODS CORPORATION                                                                        2,024,704
         69,352  HJ HEINZ COMPANY                                                                                 2,858,689
         50,482  KELLOGG COMPANY                                                                                  2,444,843

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                   VALUE
FOOD & KINDRED PRODUCTS (continued)
         27,425  MCCORMICK & COMPANY INCORPORATED                                                           $       920,109
         11,923  MOLSON COORS BREWING COMPANY                                                                       809,333
         27,760  PEPSI BOTTLING GROUP INCORPORATED                                                                  892,484
        342,090  PEPSICO INCORPORATED                                                                            20,539,083
        157,359  SARA LEE CORPORATION<<                                                                           2,520,891
        424,281  THE COCA-COLA COMPANY<<                                                                         18,252,569
         52,152  TYSON FOODS INCORPORATED CLASS A                                                                   774,979
         45,957  WM. WRIGLEY JR. COMPANY<<                                                                        2,084,609

                                                                                                                 77,283,630
                                                                                                            ---------------

FOOD STORES - 0.55%
        149,769  KROGER COMPANY<<                                                                                 3,273,950
         93,177  SAFEWAY INCORPORATED                                                                             2,422,602
        158,882  STARBUCKS CORPORATION+                                                                           5,999,384
         28,999  WHOLE FOODS MARKET INCORPORATED                                                                  1,874,496

                                                                                                                 13,570,432
                                                                                                            ---------------

FORESTRY - 0.13%
         50,972  WEYERHAEUSER COMPANY                                                                             3,173,007
                                                                                                            ---------------

FURNITURE & FIXTURES - 0.20%
         37,740  LEGGETT & PLATT INCORPORATED<<                                                                     942,745
         82,226  MASCO CORPORATION                                                                                2,437,179
         57,301  NEWELL RUBBERMAID INCORPORATED<<                                                                 1,480,085

                                                                                                                  4,860,009
                                                                                                            ---------------

GENERAL MERCHANDISE STORES - 1.98%
         23,601  BIG LOTS INCORPORATED+<<                                                                           403,105
         64,538  DOLLAR GENERAL CORPORATION                                                                         902,241
         32,154  FAMILY DOLLAR STORES INCORPORATED                                                                  785,522
        114,524  FEDERATED DEPARTMENT STORES INCORPORATED                                                         4,191,578
         48,615  JC PENNEY COMPANY INCORPORATED                                                                   3,281,999
         20,078  SEARS HOLDINGS CORPORATION+<<                                                                    3,108,878
        178,737  TARGET CORPORATION                                                                               8,734,877
         94,611  TJX COMPANIES INCORPORATED                                                                       2,162,808
        517,607  WAL-MART STORES INCORPORATED                                                                    24,933,129

                                                                                                                 48,504,137
                                                                                                            ---------------

HEALTH SERVICES - 0.52%
         91,588  CAREMARK RX INCORPORATED                                                                         4,567,494
         84,474  HCA INCORPORATED<<                                                                               3,645,053
         49,842  HEALTH MANAGEMENT ASSOCIATES INCORPORATED CLASS A                                                  982,386
         25,814  LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                    1,606,405
         16,356  MANOR CARE INCORPORATED                                                                            767,423
         97,432  TENET HEALTHCARE CORPORATION+                                                                      680,075
         21,117  WATSON PHARMACEUTICALS INCORPORATED+                                                               491,604

                                                                                                                 12,740,440
                                                                                                            ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.93%
         20,120  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                                                874,214
         44,246  ARCHSTONE-SMITH TRUST<<                                                                          2,250,794
         18,905  BOSTON PROPERTIES INCORPORATED                                                                   1,709,012
         75,794  EQUITY OFFICE PROPERTIES TRUST                                                                   2,767,239
         60,291  EQUITY RESIDENTIAL<<                                                                             2,696,816
         43,803  KIMCO REALTY CORPORATION                                                                         1,598,371
         38,161  PLUM CREEK TIMBER COMPANY<<                                                                      1,354,716

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                   VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
         50,713  PROLOGIS<<                                                                                 $     2,643,162
         17,132  PUBLIC STORAGE INCORPORATED<<                                                                    1,300,319
         37,949  SIMON PROPERTY GROUP INCORPORATED<<                                                              3,147,490
         24,619  VORNADO REALTY TRUST<<                                                                           2,401,583

                                                                                                                 22,743,716
                                                                                                            ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.32%
         58,426  BED BATH & BEYOND INCORPORATED+                                                                  1,937,991
         83,342  BEST BUY COMPANY INCORPORATED                                                                    4,570,475
         31,170  CIRCUIT CITY STORES INCORPORATED                                                                   848,447
         28,013  RADIO SHACK CORPORATION<<                                                                          392,182

                                                                                                                  7,749,095
                                                                                                            ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.29%
         68,474  HILTON HOTELS CORPORATION                                                                        1,936,445
         67,690  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                      2,580,343
         44,971  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                               2,713,550

                                                                                                                  7,230,338
                                                                                                            ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.35%
        156,075  3M COMPANY                                                                                      12,606,178
         36,624  AMERICAN STANDARD COMPANIES INCORPORATED                                                         1,584,720
        176,067  APPLE COMPUTER INCORPORATED+                                                                    10,056,947
        323,728  APPLIED MATERIALS INCORPORATED<<                                                                 5,270,292
         70,542  BAKER HUGHES INCORPORATED<<                                                                      5,773,863
         15,732  BLACK & DECKER CORPORATION                                                                       1,328,725
        138,623  CATERPILLAR INCORPORATED<<                                                                      10,324,641
          9,613  CUMMINS INCORPORATED<<                                                                           1,175,189
         48,559  DEERE & COMPANY                                                                                  4,054,191
        470,257  DELL INCORPORATED+                                                                              11,478,973
         42,208  DOVER CORPORATION                                                                                2,086,341
         31,093  EATON CORPORATION<<                                                                              2,344,412
        489,504  EMC CORPORATION+                                                                                 5,369,859
         54,705  GATEWAY INCORPORATED+<<                                                                            103,940
        577,479  HEWLETT-PACKARD COMPANY                                                                         18,294,535
         68,111  INGERSOLL-RAND COMPANY CLASS A                                                                   2,913,789
        320,954  INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                   24,655,686
         21,802  LEXMARK INTERNATIONAL INCORPORATED+<<                                                            1,217,206
         36,221  NATIONAL-OILWELL VARCO INCORPORATED+<<                                                           2,293,514
         25,842  PALL CORPORATION                                                                                   723,576
         24,907  PARKER HANNIFIN CORPORATION                                                                      1,932,783
         45,952  PITNEY BOWES INCORPORATED<<                                                                      1,897,818
         40,436  SANDISK CORPORATION+<<                                                                           2,061,427
        189,300  SOLECTRON CORPORATION+                                                                             647,406
         14,634  STANLEY WORKS                                                                                      691,017
         52,532  SYMBOL TECHNOLOGIES INCORPORATED                                                                   566,820

                                                                                                                131,453,848
                                                                                                            ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.34%
         65,966  AON CORPORATION<<                                                                                2,296,936
         34,084  HUMANA INCORPORATED+                                                                             1,830,311
        113,738  MARSH & MCLENNAN COMPANIES INCORPORATED                                                          3,058,415
         61,983  UNUMPROVIDENT CORPORATION<<                                                                      1,123,752

                                                                                                                  8,309,414
                                                                                                            ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                   VALUE
INSURANCE CARRIERS - 5.53%
         67,318  ACE LIMITED                                                                                $     3,405,618
        117,377  AETNA INCORPORATED                                                                               4,686,864
        103,223  AFLAC INCORPORATED                                                                               4,784,386
        131,531  ALLSTATE CORPORATION                                                                             7,198,692
         21,885  AMBAC FINANCIAL GROUP INCORPORATED                                                               1,774,873
        537,714  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                       31,752,012
         85,892  CHUBB CORPORATION<<                                                                              4,286,011
         24,791  CIGNA CORPORATION                                                                                2,442,161
         35,870  CINCINNATI FINANCIAL CORPORATION                                                                 1,686,249
         75,521  GENWORTH FINANCIAL INCORPORATED                                                                  2,631,152
         62,744  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED<<                                                 5,308,142
         59,440  LINCOLN NATIONAL CORPORATION<<                                                                   3,354,794
         84,052  LOEWS CORPORATION                                                                                2,979,643
         27,890  MBIA INCORPORATED<<                                                                              1,632,959
        157,049  METLIFE INCORPORATED<<                                                                           8,042,479
         18,099  MGIC INVESTMENT CORPORATION<<                                                                    1,176,435
         57,337  PRINCIPAL FINANCIAL GROUP INCORPORATED<<                                                         3,190,804
        161,988  PROGRESSIVE CORPORATION                                                                          4,164,711
        101,851  PRUDENTIAL FINANCIAL INCORPORATED                                                                7,913,823
         24,675  SAFECO CORPORATION                                                                               1,390,436
        144,134  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                        6,425,494
         20,775  TORCHMARK CORPORATION                                                                            1,261,458
        278,848  UNITEDHEALTH GROUP INCORPORATED<<                                                               12,486,813
        131,957  WELLPOINT INCORPORATED+                                                                          9,602,511
         37,323  XL CAPITAL LIMITED CLASS A                                                                       2,287,900

                                                                                                                135,866,420
                                                                                                            ---------------

LEATHER & LEATHER PRODUCTS - 0.10%
         79,691  COACH INCORPORATED+                                                                              2,382,761
                                                                                                            ---------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.02%
         21,983  LOUISIANA-PACIFIC CORPORATION<<                                                                    481,428
                                                                                                            ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.58%
         88,150  AGILENT TECHNOLOGIES INCORPORATED+                                                               2,782,014
         31,602  ALLERGAN INCORPORATED<<                                                                          3,389,630
         38,308  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                     1,239,264
         11,130  BAUSCH & LOMB INCORPORATED<<                                                                       545,815
        135,554  BAXTER INTERNATIONAL INCORPORATED                                                                4,982,965
         51,198  BECTON DICKINSON & COMPANY                                                                       3,129,734
         50,940  BIOMET INCORPORATED                                                                              1,593,913
        251,531  BOSTON SCIENTIFIC CORPORATION+<<                                                                 4,235,787
         21,437  C.R. BARD INCORPORATED                                                                           1,570,475
         48,840  DANAHER CORPORATION                                                                              3,141,389
         59,462  EASTMAN KODAK COMPANY<<                                                                          1,414,006
         25,700  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                                  1,877,385
        249,869  MEDTRONIC INCORPORATED                                                                          11,723,853
         11,006  MILLIPORE CORPORATION+                                                                             693,268
         26,212  PERKINELMER INCORPORATED                                                                           547,831
         92,365  RAYTHEON COMPANY                                                                                 4,116,708
         36,747  ROCKWELL AUTOMATION INCORPORATED<<                                                               2,646,151
         74,723  ST. JUDE MEDICAL INCORPORATED+                                                                   2,422,520
         60,535  STRYKER CORPORATION<<                                                                            2,549,129
         17,314  TEKTRONIX INCORPORATED                                                                             509,378
         41,034  TERADYNE INCORPORATED+                                                                             571,604
         33,885  THERMO ELECTRON CORPORATION+                                                                     1,227,992
         21,427  WATERS CORPORATION+                                                                                951,359
        190,098  XEROX CORPORATION+<<                                                                             2,644,263
         51,368  ZIMMER HOLDINGS INCORPORATED+<<                                                                  2,913,593

                                                                                                                 63,420,026
                                                                                                            ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                   VALUE
MEDICAL MANAGEMENT SERVICES - 0.07%
         33,226  COVENTRY HEALTH CARE INCORPORATED+                                                         $     1,825,436
                                                                                                            ---------------

METAL MINING - 0.43%
         39,015  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                              2,161,821
         92,928  NEWMONT MINING CORPORATION                                                                       4,918,679
         42,192  PHELPS DODGE CORPORATION                                                                         3,466,495

                                                                                                                 10,546,995
                                                                                                            ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
         20,827  VULCAN MATERIALS COMPANY                                                                         1,624,506
                                                                                                            ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.09%
         35,638  HASBRO INCORPORATED                                                                                645,404
        612,976  JOHNSON & JOHNSON                                                                               36,729,522
         80,625  MATTEL INCORPORATED<<                                                                            1,331,119
         29,114  TIFFANY & COMPANY<<                                                                                961,344
        421,606  TYCO INTERNATIONAL LIMITED                                                                      11,594,165

                                                                                                                 51,261,554
                                                                                                            ---------------

MISCELLANEOUS RETAIL - 1.27%
         64,013  AMAZON.COM INCORPORATED+<<                                                                       2,476,023
         97,552  COSTCO WHOLESALE CORPORATION<<                                                                   5,573,146
        169,422  CVS CORPORATION                                                                                  5,201,255
         12,796  DILLARDS INCORPORATED CLASS A                                                                      407,553
         30,436  EXPRESS SCRIPTS INCORPORATED+<<                                                                  2,183,479
         59,560  OFFICE DEPOT INCORPORATED+                                                                       2,263,280
        150,730  STAPLES INCORPORATED                                                                             3,665,753
        209,113  WALGREEN COMPANY                                                                                 9,376,627

                                                                                                                 31,147,116
                                                                                                            ---------------

MOTION PICTURES - 1.56%
        489,699  NEWS CORPORATION CLASS A                                                                         9,392,427
        886,461  TIME WARNER INCORPORATED                                                                        15,335,775
        454,362  WALT DISNEY COMPANY<<                                                                           13,630,860

                                                                                                                 38,359,062
                                                                                                            ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.75%
        224,540  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                      18,486,378
                                                                                                            ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.96%
        255,422  AMERICAN EXPRESS COMPANY                                                                        13,593,559
         62,734  CAPITAL ONE FINANCIAL CORPORATION<<                                                              5,360,620
         41,266  CIT GROUP INCORPORATED                                                                           2,157,799
        125,785  COUNTRYWIDE FINANCIAL CORPORATION<<                                                              4,789,893
        200,370  FANNIE MAE                                                                                       9,637,797
        143,047  FREDDIE MAC                                                                                      8,155,109
         85,055  SLM CORPORATION                                                                                  4,501,111

                                                                                                                 48,195,888
                                                                                                            ---------------

OIL & GAS EXTRACTION - 3.13%
         94,920  ANADARKO PETROLEUM CORPORATION                                                                   4,526,735
         68,385  APACHE CORPORATION                                                                               4,667,276
         66,555  BJ SERVICES COMPANY                                                                              2,479,839
         85,331  CHESAPEAKE ENERGY CORPORATION                                                                    2,581,263
         91,083  DEVON ENERGY CORPORATION                                                                         5,502,324
         50,217  EOG RESOURCES INCORPORATED                                                                       3,482,047

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                   VALUE
OIL & GAS EXTRACTION (continued)
        106,858  HALLIBURTON COMPANY<<                                                                      $     7,929,932
         46,994  KERR-MCGEE CORPORATION                                                                           3,259,034
         64,256  NABORS INDUSTRIES LIMITED+<<                                                                     2,171,210
         28,518  NOBLE CORPORATION<<                                                                              2,122,309
         88,658  OCCIDENTAL PETROLEUM CORPORATION                                                                 9,091,878
         22,817  ROWAN COMPANIES INCORPORATED<<                                                                     812,057
        244,250  SCHLUMBERGER LIMITED                                                                            15,903,117
         67,259  TRANSOCEAN INCORPORATED+<<                                                                       5,402,243
         72,180  WEATHERFORD INTERNATIONAL LIMITED+                                                               3,581,572
         75,380  XTO ENERGY INCORPORATED                                                                          3,337,073

                                                                                                                 76,849,909
                                                                                                            ---------------

PAPER & ALLIED PRODUCTS - 0.54%
         21,702  BEMIS COMPANY INCORPORATED                                                                         664,515
        102,046  INTERNATIONAL PAPER COMPANY                                                                      3,296,086
         95,175  KIMBERLY-CLARK CORPORATION                                                                       5,872,297
         37,500  MEADWESTVACO CORPORATION                                                                         1,047,375
         14,725  OFFICEMAX INCORPORATED                                                                             600,044
         29,220  PACTIV CORPORATION+                                                                                723,195
         22,873  TEMPLE-INLAND INCORPORATED                                                                         980,566

                                                                                                                 13,184,078
                                                                                                            ---------------

PERSONAL SERVICES - 0.11%
         28,543  CINTAS CORPORATION                                                                               1,134,870
         67,987  H & R BLOCK INCORPORATED                                                                         1,622,170

                                                                                                                  2,757,040
                                                                                                            ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 6.11%
         14,711  ASHLAND INCORPORATED                                                                               981,224
        458,856  CHEVRONTEXACO CORPORATION                                                                       28,476,603
        341,707  CONOCOPHILLIPS<<                                                                                22,392,060
      1,252,507  EXXON MOBIL CORPORATION                                                                         76,841,304
         49,918  HESS CORPORATION                                                                                 2,638,166
         75,029  MARATHON OIL CORPORATION                                                                         6,249,916
         34,386  MURPHY OIL CORPORATION<<                                                                         1,920,802
         27,454  SUNOCO INCORPORATED                                                                              1,902,288
        127,407  VALERO ENERGY CORPORATION                                                                        8,475,113

                                                                                                                149,877,476
                                                                                                            ---------------

PRIMARY METAL INDUSTRIES - 0.50%
        180,123  ALCOA INCORPORATED                                                                               5,828,780
         18,058  ALLEGHENY TECHNOLOGIES INCORPORATED                                                              1,250,336
         64,505  NUCOR CORPORATION                                                                                3,499,396
         25,855  UNITED STATES STEEL CORPORATION                                                                  1,812,953

                                                                                                                 12,391,465
                                                                                                            ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.87%
        159,916  CBS CORPORATION CLASS B                                                                          4,325,728
         12,233  DOW JONES & COMPANY INCORPORATED<<                                                                 428,277
         17,606  E.W. SCRIPPS COMPANY CLASS A                                                                       759,523
         49,231  GANNETT COMPANY INCORPORATED<<                                                                   2,753,490
         74,069  MCGRAW-HILL COMPANIES INCORPORATED                                                               3,720,486
          8,752  MEREDITH CORPORATION                                                                               433,574
         29,985  NEW YORK TIMES COMPANY CLASS A<<                                                                   735,832
         44,735  RR DONNELLEY & SONS COMPANY                                                                      1,429,283
         45,180  TRIBUNE COMPANY<<                                                                                1,465,187

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                   VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
        149,266  VIACOM INCORPORATED CLASS B+<<                                                             $     5,349,694

                                                                                                                 21,401,074
                                                                                                            ---------------

RAILROAD TRANSPORTATION - 0.77%
         75,490  BURLINGTON NORTHERN SANTA FE CORPORATION                                                         5,982,583
         45,871  CSX CORPORATION<<                                                                                3,231,153
         85,847  NORFOLK SOUTHERN CORPORATION                                                                     4,568,777
         55,677  UNION PACIFIC CORPORATION                                                                        5,175,734

                                                                                                                 18,958,247
                                                                                                            ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.06%
         12,697  COOPER TIRE & RUBBER COMPANY<<                                                                     141,445
         16,888  SEALED AIR CORPORATION                                                                             879,527
         36,684  THE GOODYEAR TIRE & RUBBER COMPANY+<<                                                              407,192

                                                                                                                  1,428,164
                                                                                                            ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.74%
         50,590  AMERIPRISE FINANCIAL INCORPORATED                                                                2,259,855
         24,967  BEAR STEARNS COMPANIES INCORPORATED                                                              3,497,377
        213,592  CHARLES SCHWAB CORPORATION                                                                       3,413,200
         88,277  E*TRADE FINANCIAL CORPORATION+                                                                   2,014,481
         17,473  FEDERATED INVESTORS INCORPORATED CLASS B                                                           550,400
         31,752  FRANKLIN RESOURCES INCORPORATED                                                                  2,756,391
         89,440  GOLDMAN SACHS GROUP INCORPORATED                                                                13,454,459
         27,336  LEGG MASON INCORPORATED                                                                          2,720,479
        110,841  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                            7,221,291
        191,282  MERRILL LYNCH & COMPANY INCORPORATED                                                            13,305,576
        221,732  MORGAN STANLEY                                                                                  14,015,680
         54,976  T. ROWE PRICE GROUP INCORPORATED<<                                                               2,078,643

                                                                                                                 67,287,832
                                                                                                            ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.32%
        322,436  CORNING INCORPORATED+                                                                            7,799,727
                                                                                                            ---------------

TOBACCO PRODUCTS - 1.44%
        432,273  ALTRIA GROUP INCORPORATED                                                                       31,741,806
         17,742  REYNOLDS AMERICAN INCORPORATED<<                                                                 2,045,653
         33,411  UST INCORPORATED                                                                                 1,509,843

                                                                                                                 35,297,302
                                                                                                            ---------------

TRANSPORTATION BY AIR - 0.40%
         63,163  FEDEX CORPORATION                                                                                7,381,228
        146,206  SOUTHWEST AIRLINES COMPANY                                                                       2,393,392

                                                                                                                  9,774,620
                                                                                                            ---------------

TRANSPORTATION EQUIPMENT - 2.94%
        165,524  BOEING COMPANY                                                                                  13,558,071
         19,581  BRUNSWICK CORPORATION                                                                              651,068
        388,349  FORD MOTOR COMPANY<<                                                                             2,691,259
         83,567  GENERAL DYNAMICS CORPORATION                                                                     5,470,296
        117,079  GENERAL MOTORS CORPORATION<<                                                                     3,487,783
         35,746  GENUINE PARTS COMPANY<<                                                                          1,489,178
         25,650  GOODRICH CORPORATION                                                                             1,033,439
         55,614  HARLEY-DAVIDSON INCORPORATED<<                                                                   3,052,652
        171,395  HONEYWELL INTERNATIONAL INCORPORATED                                                             6,907,218

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                   VALUE
TRANSPORTATION EQUIPMENT (continued)
         38,290  ITT INDUSTRIES INCORPORATED                                                                $     1,895,355
         40,359  JOHNSON CONTROLS INCORPORATED                                                                    3,318,317
         73,312  LOCKHEED MARTIN CORPORATION                                                                      5,259,403
         12,771  NAVISTAR INTERNATIONAL CORPORATION+                                                                314,294
         71,164  NORTHROP GRUMMAN CORPORATION                                                                     4,558,766
         34,513  PACCAR INCORPORATED                                                                              2,843,181
         26,931  TEXTRON INCORPORATED                                                                             2,482,500
        209,264  UNITED TECHNOLOGIES CORPORATION                                                                 13,271,523

                                                                                                                 72,284,303
                                                                                                            ---------------

TRANSPORTATION SERVICES - 0.02%
         27,480  SABRE HOLDINGS CORPORATION                                                                         604,560
                                                                                                            ---------------

WATER TRANSPORTATION - 0.15%
         89,914  CARNIVAL CORPORATION<<                                                                           3,753,010
                                                                                                            ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.00%
         43,452  AMERISOURCEBERGEN CORPORATION<<                                                                  1,821,508
         17,215  BROWN-FORMAN CORPORATION CLASS B                                                                 1,234,143
         86,465  CARDINAL HEALTH INCORPORATED                                                                     5,562,294
         28,156  DEAN FOODS COMPANY+<<                                                                            1,047,122
         62,957  MCKESSON CORPORATION                                                                             2,976,607
         62,448  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                             3,577,021
         39,082  NIKE INCORPORATED CLASS B                                                                        3,165,642
         42,339  SUPERVALU INCORPORATED<<                                                                         1,299,807
        128,044  SYSCO CORPORATION                                                                                3,913,025

                                                                                                                 24,597,169
                                                                                                            ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.09%
         28,701  PATTERSON COMPANIES INCORPORATED+<<                                                              1,002,526
         15,795  W.W. GRAINGER INCORPORATED                                                                       1,188,258

                                                                                                                  2,190,784
                                                                                                            ---------------

TOTAL COMMON STOCKS (COST $1,956,475,815)                                                                     2,380,596,604
                                                                                                            ---------------

RIGHTS - 0.00%
         32,300  SEAGATE TECHNOLOGY RIGHTS(a)                                                                             0

TOTAL RIGHTS (COST $0)                                                                                                    0
                                                                                                            ---------------

COLLATERAL FOR SECURITIES LENDING - 10.04%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.54%
      3,946,189  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                           3,946,189
      9,292,281  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                  9,292,281

                                                                                                                 13,238,470
                                                                                                            ---------------

PRINCIPAL                                                                  INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 9.50%
$       406,775  ALLIANCE & LEICESTER PLC                                        5.55%      10/25/2006              399,831
        832,040  AMERICAN GENERAL FINANCE+++/-                                   5.23       07/13/2007              832,431
        988,556  ATLANTIC ASSET SECURITIZATION CORPORATION++                     5.28       07/07/2006              987,973
      2,311,222  ATLAS CAPITAL FUNDING CORPORATION+/-++                          5.27       12/22/2006            2,311,222
      2,311,222  ATLAS CAPITAL FUNDING CORPORATION+/-++                          5.30       10/20/2006            2,311,222
      1,386,733  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++               5.11       08/04/2006            1,386,761
      4,622,445  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                 5.11       11/03/2006            4,622,445
      2,311,222  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++               5.30       04/25/2007            2,311,153

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                             INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,799,795  ATOMIUM FUNDING CORPORATION++                                   5.28%      08/07/2006            1,790,508
      9,799,583  ATOMIUM FUNDING CORPORATION++                                   5.35       08/02/2006            9,756,562
      2,311,222  BANCO SANTANDER TOTTA LN+/-++                                   5.28       07/16/2007            2,311,222
      2,311,222  BANK OF AMERICA NA+/-                                           5.36       06/19/2007            2,310,876
        277,347  BEAR STEARNS COMPANY+/-                                         5.18       08/05/2006              277,347
      2,773,467  BEAR STEARNS COMPANY+/-                                         5.37       10/04/2006            2,773,467
     41,582,547  BNP PARIBAS REPURCHASE AGREEMENT
                 (MATURITY VALUE $41,601,120)                                    5.36       07/03/2006           41,582,547
      8,088,354  BUCKINGHAM CDO II LLC++                                         5.33       07/21/2006            8,067,000
      4,622,445  BUCKINGHAM CDO LLC                                              5.04       07/24/2006            4,608,207
        551,643  BUCKINGHAM CDO LLC++                                            5.33       07/21/2006              550,186
        511,705  CAIRN HIGH GRADE FUNDING I LLC                                  5.13       07/05/2006              511,556
        462,244  CAIRN HIGH GRADE FUNDING I LLC                                  5.36       07/11/2006              461,704
      2,773,467  CC USA INCORPORATED SERIES MTN+/-++                             5.17       07/14/2006            2,773,384
      1,100,327  CEDAR SPRINGS CAPITAL COMPANY++                                 5.17       08/14/2006            1,093,516
      2,096,001  CEDAR SPRINGS CAPITAL COMPANY                                   5.32       07/17/2006            2,091,704
      3,341,843  CEDAR SPRINGS CAPITAL COMPANY                                   5.38       08/21/2006            3,317,547
        195,252  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                      5.08       07/21/2006              194,737
      5,916,729  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                 5.17       07/13/2007            5,916,729
      2,681,018  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                5.32       07/28/2006            2,671,205
      2,496,120  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++              5.37       07/14/2006            2,492,101
      4,370,059  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                5.37       07/20/2006            4,359,178
      2,320,467  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++              5.37       07/26/2006            2,312,647
      2,311,222  CULLINAN FINANCE CORPORATION SERIES MTN+/-++                    5.13       11/15/2006            2,310,806
      4,622,445  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                   5.31       06/25/2007            4,622,445
        233,526  DEER VALLEY FUNDING LLC++                                       5.30       07/17/2006              233,047
      8,112,945  DEER VALLEY FUNDING LLC                                         5.37       08/07/2006            8,071,082
      1,338,290  DEER VALLEY FUNDING LLC++                                       5.42       07/27/2006            1,333,593
      2,256,270  DEUTSCHE BANK REPURCHASE AGREEMENT
                 (MATURITY VALUE $2,257,267)                                     5.30       07/03/2006            2,256,270
         92,449  DORADA FINANCE INCORPORATED                                     5.24       07/31/2006               92,070
      4,622,445  EUREKA SECURITIZATION INCORPORATED++                            5.28       08/10/2006            4,596,559
      2,311,222  FCAR OWNER TRUST SERIES II                                      5.32       08/08/2006            2,298,950
     18,489,778  FIRST BOSTON REPURCHASE AGREEMENT
                 (MATURITY VALUE $18,498,037)                                    5.36       07/03/2006           18,489,778
      3,240,334  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                  5.26       08/14/2006            3,220,276
        330,135  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                  5.42       08/21/2006              327,735
        203,388  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                  5.58       10/27/2006              199,855
      2,075,108  FOX TROT CDO LIMITED                                            5.35       07/31/2006            2,066,600
      2,854,637  GEORGE STREET FINANCE LLC                                       5.32       07/25/2006            2,845,445
        277,347  GRAMPIAN FUNDING LLC++                                          5.30       10/02/2006              273,569
        184,898  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                     5.42       05/15/2007              184,951
        323,571  HBOS TREASURY SERVICES PLC+/-++                                 5.12       01/12/2007              323,853
      1,296,596  HSBC BANK USA SERIES BKN1+/-                                    5.34       12/14/2006            1,296,544
        427,576  K2 (USA) LLC SERIES MTN+/-++                                    5.19       07/24/2006              427,589
      1,386,733  KAUPTHING BANK SERIES MTN+/-++                                  5.33       03/20/2007            1,385,180
        183,234  KLIO III FUNDING CORPORATION++                                  5.29       09/01/2006              181,603
      3,697,956  LEGACY CAPITAL LLC SERIES A++                                   5.31       07/19/2006            3,689,265
      6,794,994  LEXINGTON PARKER CAPITAL CORPORATION                            5.33       08/14/2006            6,752,933
        184,898  LINKS FINANCE LLC SERIES MTN1+/-++                              5.13       09/12/2006              184,898
      1,386,733  LIQUID FUNDING LIMITED+/-++                                     5.07       12/01/2006            1,386,733
      2,126,325  LIQUID FUNDING LIMITED+/-++                                     5.16       08/14/2006            2,126,324
        513,091  LIQUID FUNDING LIMITED++                                        5.45       07/03/2006              513,091
        554,693  LIQUID FUNDING LIMITED SERIES MTN+/-++                          5.15       02/20/2007              554,754
        924,489  MBIA GLOBAL FUNDING LLC+/-++                                    5.27       02/20/2007              924,489
      4,645,557  MERRILL LYNCH & COMPANY SERIES MTN+/-                           5.28       10/27/2006            4,647,090
        406,775  MORGAN STANLEY+/-                                               5.22       11/09/2006              406,783
        551,920  MORGAN STANLEY+/-                                               5.35       11/24/2006              552,074
      2,773,467  MORGAN STANLEY+/-                                               5.38       10/10/2006            2,773,467
        427,576  MORGAN STANLEY SERIES EXL+/-                                    5.23       08/13/2010              427,666
      4,622,445  MORTGAGE INTEREST NET TRUST SERIES A1P1                         5.33       07/31/2006            4,603,493
         92,449  NATIONWIDE BUILDING SOCIETY+/-++                                5.20       07/21/2006               92,440
        508,469  NATIONWIDE BUILDING SOCIETY+/-++                                5.42       12/11/2006              508,693

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                             INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       138,673  NORDEA NORTH AMERICA INCORPORATED                               5.41%      08/18/2006      $       137,728
      4,622,445  NORTHERN ROCK PLC+/-++                                          5.13       02/05/2007            4,622,676
      2,660,864  OLD LINE FUNDING LLC++                                          5.17       07/05/2006            2,660,092
        491,551  PERRY GLOBAL FUNDING LLC SERIES A                               5.24       08/09/2006              488,867
        373,956  RACERS TRUST 2004-6-MM+/-++                                     5.31       05/22/2006              374,020
      1,742,384  REGENCY MARKETS # 1 LLC++                                       5.01       07/20/2006            1,738,046
      1,007,600  REGENCY MARKETS # 1 LLC++                                       5.30       08/15/2006            1,001,212
      1,848,978  SLM CORPORATION+/-++                                            5.17       05/04/2007            1,848,996
        462,244  SWEDISH NATIONAL HOUSING FINANCE (SBAB)                         5.01       07/18/2006              461,228
      1,068,987  TANGO FINANCE CORPORATION SERIES MTN+/-++                       5.19       10/25/2006            1,069,254
        534,447  TRAVELERS INSURANCE COMPANY+/-                                  5.24       02/09/2007              534,436
      2,311,222  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL+/-++          5.21       06/15/2007            2,310,783
      2,311,222  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/-++          5.16       03/09/2007            2,311,269
      3,513,058  US BANK NA SERIES BKNT+/-                                       5.13       07/28/2006            3,512,215
      2,043,121  VERSAILLES CDS LLC++                                            5.17       07/06/2006            2,042,222
        462,244  VERSAILLES CDS LLC++                                            5.31       07/17/2006              461,297
        780,916  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE
                 FINANCE)                                                        5.33       07/07/2006              780,455
      2,311,222  WHITE PINE FINANCE+/-++                                         5.15       07/17/2006            2,311,222

                                                                                                                233,234,979
                                                                                                            ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $246,473,449)                                                     246,473,449
                                                                                                            ---------------
SHARES

SHORT-TERM INVESTMENTS - 1.06%

MUTUAL FUNDS - 0.94%
     22,926,547  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                    22,926,547
                                                                                                            ---------------
PRINCIPAL

US TREASURY BILLS - 0.12%
$     1,385,000  US TREASURY BILL#^                                              4.48       08/10/2006            1,378,204
      1,685,000  US TREASURY BILL^                                               4.82       11/09/2006            1,655,373

                                                                                                                  3,033,577
                                                                                                            ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $25,960,864)                                                                  25,960,124
                                                                                                            ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,228,910,129)*                                  108.08%                                             $ 2,653,030,177

OTHER ASSETS AND LIABILITIES, NET                        (8.08)                                                (198,374,383)
                                                       -------                                              ---------------

TOTAL NET ASSETS                                        100.00%                                             $ 2,454,655,794
                                                       -------                                              ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   Security of an affiliate of the fund with a cost of $37,216,604.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                    VALUE
COMMON STOCKS - 97.22%

AUSTRALIA - 3.43%
         61,000  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                     $     1,082,775
         98,557  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<                   1,333,662
         27,202  RIO TINTO LIMITED (METAL MINING)<<                                                               1,572,639
        121,000  WESTFIELD GROUP (PROPERTIES)                                                                     1,558,233

                                                                                                                  5,547,309
                                                                                                            ---------------

BELGIUM - 1.09%
         51,800  FORTIS (DEPOSITORY INSTITUTIONS)                                                                 1,763,703
                                                                                                            ---------------

CHINA - 0.56%
      1,234,000  YANZHOU COAL MINING COMPANY LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)<<                   913,627
                                                                                                            ---------------

DENMARK - 0.87%
         36,900  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                        1,404,666
                                                                                                            ---------------

FRANCE - 15.14%
        158,900  ALCATEL SA (COMMUNICATIONS)<<                                                                    2,016,152
         19,100  ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                            1,745,514
          1,565  ARKEMA (OIL & GAS EXTRACTION)+                                                                      61,072
         67,444  AXA SA (INSURANCE CARRIERS)                                                                      2,213,556
         28,100  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                           1,444,841
         34,574  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           1,973,623
         25,600  CARREFOUR SA (FOOD STORES)                                                                       1,500,971
         13,600  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                              1,707,328
          4,422  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                            438,902
         31,100  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                  3,035,097
         45,000  SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         1,870,611
         22,676  TECHNIP SA (OIL & GAS EXTRACTION)                                                                1,255,862
         62,600  TOTAL SA (OIL & GAS EXTRACTION)                                                                  4,119,527
         32,400  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                            1,135,490

                                                                                                                 24,518,546
                                                                                                            ---------------

GERMANY - 7.30%
         15,000  ALLIANZ AG (INSURANCE CARRIERS)                                                                  2,369,825
         17,700  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                       884,287
         56,821  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                         2,066,932
         20,400               E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                         2,348,858
         10,300  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                      1,184,099
         28,100  METRO AG (FOOD STORES)                                                                           1,592,919
          6,500  SAP AG (BUSINESS SERVICES)                                                                       1,371,781

                                                                                                                 11,818,701
                                                                                                            ---------------

GREECE - 0.87%
         56,424  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                          1,405,860
                                                                                                            ---------------

HONG KONG - 4.54%
        150,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                       1,625,291
        253,000  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                1,446,403
      1,361,000  CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                   779,837
      2,479,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                   949,619
        159,940  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                    1,631,053
        150,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                    927,083

                                                                                                                  7,359,286
                                                                                                            ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                    VALUE
ITALY - 3.66%
        130,942  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                          $     3,857,097
        264,200  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                2,068,102

                                                                                                                  5,925,199
                                                                                                            ---------------

JAPAN - 20.67%
        176,300  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                      3,866,769
         76,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL
                 CONTRACTORS & OPERATIVE BUILDERS)                                                                1,215,309
         36,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                   327,158
         64,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                    1,674,939
          5,200  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                                       1,327,718
            146  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                2,717,406
        124,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                   1,557,043
         36,800  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                 EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                               2,389,235
        116,000  NIKKO CORDIAL CORPORATION (FINANCIAL)                                                            1,483,957
        231,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                    1,687,487
         77,200  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS,
                 EXCHANGES & SERVICES)                                                                            1,446,994
            909  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                         1,334,428
         70,300  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                                       1,790,672
         38,000  SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER
                 EQUIPMENT)                                                                                       1,796,400
        171,000  SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)           2,347,440
         95,000  SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                                       1,500,874
        290,000  SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   1,837,207
        291,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                               3,178,521

                                                                                                                 33,479,557
                                                                                                            ---------------

NETHERLANDS - 4.51%
         30,273  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                      1,632,464
         80,300  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                               1,626,891
         57,300  ING GROEP NV (FINANCIAL SERVICES)                                                                2,252,189
         75,700  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                     1,788,342

                                                                                                                  7,299,886
                                                                                                            ---------------

NORWAY - 0.93%
          2,013  ORKLA ASA (FOOD & KINDRED PRODUCTS)                                                                 93,295
         50,000  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                            1,417,693

                                                                                                                  1,510,988
                                                                                                            ---------------

RUSSIA - 1.70%
         20,400  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                1,697,280
         35,600  MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                                          1,048,064

                                                                                                                  2,745,344
                                                                                                            ---------------

SINGAPORE - 0.63%
        103,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                           1,015,131
                                                                                                            ---------------

SOUTH KOREA - 0.18%
            592  SAMSUNG ELECTRONICS COMPANY LIMITED - PREFERRED (ELECTRONIC & OTHER
                 ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                      288,902
                                                                                                            ---------------

SPAIN - 1.62%
         77,200  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                     1,587,782
         53,179  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       1,044,086

                                                                                                                  2,631,868
                                                                                                            ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                    VALUE
SWEDEN - 0.84%
         71,000  SECURITAS AB (BUSINESS SERVICES)                                                           $     1,361,448
                                                                                                            ---------------

SWITZERLAND - 6.74%
         58,900  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                        3,189,383
         25,700  ROCHE HOLDING AG (HEALTH SERVICES)                                                               4,248,472
         15,500  UBS AG (FINANCIAL SERVICES)                                                                      1,698,908
          8,100  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                1,775,633

                                                                                                                 10,912,396
                                                                                                            ---------------

THAILAND - 1.60%
        660,000  ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (COMMUNICATIONS)        1,558,237
        387,500  BANGKOK BANK PUBLIC COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                    1,036,857

                                                                                                                  2,595,094
                                                                                                            ---------------

UNITED KINGDOM - 20.34%
         25,301  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                    1,527,127
        129,000  AVIVA PLC (INSURANCE CARRIERS)                                                                   1,826,091
        197,000  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                          1,346,982
        217,500  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                           2,471,545
        164,000  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                    1,739,261
        109,200  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              1,719,470
        154,900  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                4,328,160
        173,000  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                      3,043,983
        856,400  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                   2,031,054
                  ATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
        131,079  N  EQUIPMENT)+                                                                                   1,418,000
        163,519  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                       1,251,861
      8,797,322  ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                  16,675
        100,600  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                             3,385,765
        200,045  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                               1,885,699
         73,245  SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                        1,206,822
      1,759,000  VODAFONE GROUP PLC (COMMUNICATIONS)                                                              3,748,816

                                                                                                                 32,947,311
                                                                                                            ---------------

TOTAL COMMON STOCKS (COST $131,015,720)                                                                         157,444,822
                                                                                                            ---------------

COLLATERAL FOR SECURITIES LENDING - 2.61%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.61%
      4,232,821  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                 4,232,821
                                                                                                            ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $4,232,821)                                                         4,232,821
                                                                                                            ---------------

SHORT-TERM INVESTMENTS - 2.50%
      4,052,536  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                      4,052,536
                                                                                                            ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,052,536)                                                                    4,052,536
                                                                                                            ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $139,301,077)*                                    102.33%                                             $   165,730,179

OTHER ASSETS AND LIABILITIES, NET                        (2.33)                                                  (3,780,472)
                                                       -------                                              ---------------

TOTAL NET ASSETS                                        100.00%                                             $   161,949,707
                                                       -------                                              ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,052,536.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
COMMON STOCKS - 96.57%

AUSTRALIA - 1.00%
        211,432  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                      $    2,861,074
                                                                                                                   --------------

AUSTRIA - 0.67%
         32,757  WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                                     1,927,301
                                                                                                                   --------------

BELGIUM - 2.17%
        156,048  FORTIS NA (DEPOSITORY INSTITUTIONS)<<                                                                  5,323,152
         17,766  INBEV NA (FOOD & KINDRED PRODUCTS)                                                                       871,451

                                                                                                                        6,194,603
                                                                                                                   --------------

BRAZIL - 0.23%
        266,881  VIVO PARTICIPACOES SA ADR (COMMUNICATIONS)                                                               656,527
                                                                                                                   --------------

CANADA - 2.08%
        113,000  ENCANA CORPORATION (OIL & GAS EXTRACTION)                                                              5,950,139
                                                                                                                   --------------

DENMARK - 0.34%
         13,300  CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                  972,667
                                                                                                                   --------------

FINLAND - 1.33%
        148,400  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                         3,796,222
                                                                                                                   --------------

FRANCE - 6.20%
         10,634  ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                    971,822
         82,594  AXA SA (INSURANCE CARRIERS)                                                                            2,710,771
         80,540  CARREFOUR SA (FOOD STORES)                                                                             4,722,195
         16,479  ELECTRICITE DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)<<                                              868,392
         33,122  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                3,287,501
         67,062  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              2,105,793
         58,335  SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)<<                                                1,269,920
         32,275  TECHNIP SA (OIL & GAS EXTRACTION)                                                                      1,787,482

                                                                                                                       17,723,876
                                                                                                                   --------------

GERMANY - 10.77%
         35,642  ALLIANZ AG (INSURANCE CARRIERS)                                                                        5,631,019
         17,337  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                  1,392,140
         63,267  DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                          1,165,272
         96,483  DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                             2,586,603
         40,505  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                            4,663,751
         21,225  HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                965,106
         10,339  IVG IMMOBILIEN AG (REAL ESTATE)                                                                          312,353
          1,484  PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                                                                  37,070
         91,067  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)<<                                                           7,576,978
         15,060  SAP AG (BUSINESS SERVICES)<<                                                                           3,178,312
         37,645  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                         3,275,635

                                                                                                                       30,784,239
                                                                                                                   --------------

HONG KONG - 4.82%
        459,800  CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION &
                 WAREHOUSING)                                                                                           1,400,187
      1,166,900  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                      6,671,177
         89,700  ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                              732,264
        629,300  MTR CORPORATION (RAILROAD TRANSPORTATION)                                                              1,519,304
        217,400  NWS HOLDINGS LIMITED (BUSINESS SERVICES)<<                                                               377,902
        301,700  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                          3,076,708

                                                                                                                       13,777,542
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
ITALY - 6.05%
          4,941  BULGARI SPA (APPAREL & ACCESSORY STORES)                                                          $       56,057
          4,600  CAPITALIA SPA (DEPOSITORY INSTITUTIONS)<<                                                                 37,743
        113,065  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)<<                                                    3,330,503
         43,291  MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                                 847,736
        263,018  SAIPEM SPA (OIL & GAS EXTRACTION)                                                                      5,984,792
        489,558  TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                1,264,862
        302,558  TELECOM ITALIA SPA (COMMUNICATIONS)                                                                      842,664
        629,896  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)<<                                                    4,930,693

                                                                                                                       17,295,050
                                                                                                                   --------------

JAPAN - 23.78%
         49,400  AIFUL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 2,637,487
        102,000  BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                               1,965,309
        158,900  CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                                  3,242,149
        184,300  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                   8,728,644
            859  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                          3,130,051
          4,083  JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)+                                           2,832,840
          9,000  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                             2,297,973
            171  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                      3,182,716
        113,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                        2,399,423
            288  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                  4,026,564
        246,700  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                               3,483,635
         99,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                           2,149,729
            877  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                          7,425,839
            352  NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                             1,522,545
         22,860  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                5,583,162
        158,300  SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                     5,865,012
         11,500  SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               1,626,922
            205  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                 2,167,511
      1,025,700  TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    3,746,440

                                                                                                                       68,013,951
                                                                                                                   --------------

LUXEMBOURG - 1.56%
         14,807  RTI GROUP (COMMUNICATIONS)                                                                             1,315,307
        207,500  STOLT OFFSHORE SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)+                   3,158,384

                                                                                                                        4,473,691
                                                                                                                   --------------

MEXICO - 2.64%
        240,200  GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                                 4,638,262
      1,046,200  WALMART DE MEXICO SA DE CV (GENERAL MERCHANDISE STORES)                                                2,924,240

                                                                                                                        7,562,502
                                                                                                                   --------------

NETHERLANDS - 3.32%
        237,423  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                     4,810,227
         32,000  ASML HOLDING NV NEW YORK REGISTERED SHARES (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+            647,040
        102,558  ING GROEP NV (FINANCIAL SERVICES)                                                                      4,031,065

                                                                                                                        9,488,332
                                                                                                                   --------------

NORWAY - 0.84%
          9,900  RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                     141,544
        171,400  SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)+                                            2,257,836

                                                                                                                        2,399,380
                                                                                                                   --------------

PORTUGAL - 0.22%
        217,341  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                   617,138
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                   VALUE
RUSSIA - 2.55%
          6,772  AFK SISTEMA GDR (BUSINESS SERVICES)                                                       $      136,117
         56,200  LUKOIL ADR (OIL & GAS EXTRACTION)                                                              4,698,320
         18,150  NOVATEK OAO GDR (OIL & GAS EXTRACTION)+                                                          798,600
         23,685  RAO UNIFIED ENERGY SYSTEM GDR (ELECTRIC, GAS & SANITARY SERVICES)                              1,655,582

                                                                                                                7,288,619
                                                                                                           --------------

SINGAPORE - 2.50%
        400,800  KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                 3,722,248
        425,800  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                           3,416,407

                                                                                                                7,138,655
                                                                                                           --------------

SOUTH KOREA - 4.71%
         59,748  HANA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)+                                   2,808,707
         75,370  KOOKMIN BANK (FINANCIAL SERVICES)                                                              6,196,427
         95,380  SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                   4,473,686

                                                                                                               13,478,820
                                                                                                           --------------

SPAIN - 1.12%
         56,780  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)<<                                   2,395,156
         34,377  PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                         551,822
         15,981  TELEFONICA SA (COMMUNICATIONS)                                                                   266,135

                                                                                                                3,213,113
                                                                                                           --------------

SWITZERLAND - 11.21%
         51,963  ADECCO SA (BUSINESS SERVICES)<<                                                                3,073,024
         19,137  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                            6,010,885
         55,906  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                      3,027,260
         29,006  ROCHE HOLDING AG (HEALTH SERVICES)                                                             4,794,988
            366  SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                      61,821
         67,606  SWISS REINSURANCE (INSURANCE CARRIERS)<<                                                       4,725,314
         94,566  UBS AG (FINANCIAL SERVICES)                                                                   10,365,093

                                                                                                               32,058,385
                                                                                                           --------------

TAIWAN - 0.14%
         43,672  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL
                 EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                               400,905
                                                                                                           --------------

UNITED KINGDOM - 6.30%
        171,511  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                         1,948,953
        239,973  CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                2,314,217
         59,874  CARNIVAL PLC (WATER TRANSPORTATION)                                                            2,439,159
         68,489  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                    1,205,083
         60,400  HSBC HOLDINGS PLC (HONG KONG REGISTERED) (DEPOSITORY INSTITUTIONS)                             1,058,476
      1,105,554  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)             4,875,911
         43,942  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                 338,440
        861,342  WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                    3,098,009
         60,500  WPP GROUP PLC (BUSINESS SERVICES)                                                                732,238

                                                                                                               18,010,486
                                                                                                           --------------

USA - 0.02%
          2,400  TIM HORTONS INCORPORATED (EATING & DRINKING PLACES)+                                              61,800
                                                                                                           --------------

TOTAL COMMON STOCKS (COST $233,935,192)                                                                       276,145,017
                                                                                                           --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                VALUE
COLLATERAL FOR SECURITIES LENDING - 8.11%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 8.11%
     23,185,409  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                         $    23,185,409
                                                                                                          ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $23,185,409)                                                     23,185,409
                                                                                                          ---------------

SHORT-TERM INVESTMENTS - 3.19%
      9,112,110  WELLS FARGO ADVANTAGE MONEY MARKET TRUST++~                                                    9,112,110
                                                                                                          ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,112,110)                                                                  9,112,110
                                                                                                          ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $266,232,711)*                                    107.87%                                           $   308,442,536

OTHER ASSETS AND LIABILITIES, NET                        (7.87)                                               (22,494,197)
                                                       -------                                            ---------------

TOTAL NET ASSETS                                        100.00%                                           $   285,948,339
                                                       -------                                            ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,112,110

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 97.37%

AUSTRALIA - 5.12%

          5,209  ABC LEARNING (MEMBERSHIP ORGANIZATIONS)                                                      $            24,773
          4,287  ALINTA LIMITED (ELECTRIC UTILITIES)                                                                       33,227
         15,329  ALUMINA LIMITED (METAL MINING)                                                                            76,889
         13,546  AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                  67,241
         26,347  AMP LIMITED (INSURANCE CARRIERS)                                                                         178,752
          2,290  ANSELL LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                 16,455
          2,926  APN NEWS AND MEDIA LIMITED (COMMUNICATIONS)                                                               11,046
          4,015  ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)<<                                            38,428
         25,644  AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                  506,702
          5,855  AUSTRALIAN GAS LIGHT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                  76,184
          1,466  AUSTRALIAN STOCK EXCHANGE LIMITED (BUSINESS SERVICES)<<                                                   35,492
         12,532  AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                                    58,390
          2,179  BABCOCK & BROWN LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)<<                   35,121
         48,185  BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                        1,038,385
          1,354  BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                 SIMILAR MATERIALS)                                                                                        15,445
          9,559  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          56,471
          8,517  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    51,518
         13,462  BRAMBLES INDUSTRIES LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<                                 110,040
          2,310  CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                        40,511
         12,029  CENTRO PROPERTIES GROUP (REAL ESTATE)                                                                     59,800
         22,081  CFS GANDEL RETAIL TRUST (REAL ESTATE)                                                                     30,520
          4,085  CHALLENGER FINANCIAL SERVICES GROUP LIMITED (FINANCE & FINANCIAL SERVICES)                                 9,592
          8,678  COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                                        45,721
            783  COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)                                                                                                  31,786
         17,080  COLES MYER LIMITED (MISCELLANEOUS RETAIL)                                                                144,183
         18,074  COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                 596,463
         19,747  COMMONWEALTH PROPERTY OFFICE FUND (REAL ESTATE)                                                           20,397
          6,200  COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                                 36,167
          2,700  CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                                107,843
         14,989  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              37,314
         43,267  DB RREEF TRUST (REAL ESTATE)                                                                              47,102
          4,052  DCA GROUP LIMITED (HEALTH SERVICES)                                                                        8,401
          2,814  DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                      15,558
         29,647  FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                         120,508
         10,030  FUTURIS CORPORATION LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                      15,652
         25,504  GENERAL PROPERTY TRUST (REAL ESTATE)                                                                      82,252
         17,178  GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)+                                                       27,317
          4,800  HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                               14,054
          4,413  ILUKA RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                        21,479
          8,610  ING INDUSTRIAL FUND (REAL ESTATE)                                                                         14,268
         24,580  INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)<<                                                  97,720
         21,012  INVESTA PROPERTY GROUP (REAL ESTATE)                                                                      34,195
          6,056  JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       34,652
         10,327  JOHN FAIRFAX HOLDINGS LIMITED (COMMUNICATIONS)                                                            28,778
          1,892  LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                24,393
          5,499  LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                              57,168
          4,210  LION NATHAN LIMITED (FOOD & KINDRED PRODUCTS)                                                             24,402
         20,716  MACQUAIRE OFFICE TRUST (REAL ESTATE)                                                                      21,244
         10,714  MACQUARIE AIRPORTS (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                          24,442
          3,127  MACQUARIE BANK LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                              160,334
          5,823  MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                        25,573
         17,008  MACQUARIE GOODMAN GROUP (PROPERTIES)                                                                      75,832
         33,761  MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                                       84,295
         10,777  MAYNE GROUP LIMITED (HEALTH SERVICES)                                                                     24,506
         10,648  MAYNE PHARMA LIMITED (HEALTH SERVICES)+                                                                   20,573
         13,957  MIRVAC GROUP (REAL ESTATE)                                                                                45,116
          6,348  MULTIPLEX GROUP (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                           15,425
         22,321  NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                583,191
          4,674  NEWCREST MINING LIMITED (METAL MINING)                                                                    73,216
          7,020  ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)<<                                                             21,231
          4,167  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    73,967

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
AUSTRALIA (continued)
         12,066  ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                 $            65,992
         10,106  PACIFIC BRANDS LIMITED (GENERAL MERCHANDISE STORES)                                                       16,146
          7,167  PALADIN RESOURCES LIMITED (MEMBERSHIP ORGANIZATIONS)+                                                     21,889
          6,868  PAPERLINX LIMITED (PAPER & ALLIED PRODUCTS)                                                               15,923
            501  PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS SERVICES)                                                  27,233
          1,623  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<                            21,962
         16,131  QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                    35,481
         10,908  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                         166,168
         12,993  RINKER GROUP LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                            158,248
          3,857  RIO TINTO LIMITED (METAL MINING)<<                                                                       222,986
          8,805  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                     79,170
          1,353  SFE CORPORATION LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                     16,589
          4,053  SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                                42,767
         18,859  STOCKLAND (REAL ESTATE)                                                                                   98,322
          7,239  SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                         104,090
          7,905  TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                                89,288
         29,136  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                              79,676
         10,666  TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                                          111,363
         10,814  TRANSURBAN GROUP (SOCIAL SERVICES)                                                                        55,850
          1,213  UNITAB LIMITED (COMMERCE)                                                                                 13,304
          4,975  WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                              130,613
         20,419  WESTFIELD GROUP (PROPERTIES)                                                                             262,955
         25,674  WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                    444,145
          6,589  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                        215,437
         15,924  WOOLWORTHS LIMITED (FOOD STORES)                                                                         238,438
          1,723  WORLEYPARSONS LIMITED (PERSONAL SERVICES)                                                                 25,735
          5,898  ZINIFEX LIMITED (METAL MINING)+                                                                           43,916

                                                                                                                        8,311,386
                                                                                                              -------------------

AUSTRIA - 0.56%
            309  ANDRITZ AG (MEMBERSHIP ORGANIZATIONS)                                                                     51,079
            266  BETANDWIN.COM INTERACTIVE (MEMBERSHIP ORGANIZATIONS)+                                                     21,094
            576  BOEHLER-UDDEHOLM AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)              31,495
          2,774  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                                 156,116
            199  FLUGHAFEN WIEN AG (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                                15,201
          4,172  IMMOEAST IMMOBILIEN ANLAGEN AG (MEMBERSHIP ORGANIZATIONS)+                                                44,771
          6,102  IMMOFINANZ IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                                                           67,745
             80  MAYR-MELNHOF KARTON AG (PAPER & ALLIED PRODUCTS)                                                          12,884
          2,161  MEINL EUROPEAN LAND LIMITED (REAL ESTATE)+                                                                44,031
          2,389  OMV AG (OIL & GAS EXTRACTION)                                                                            142,241
            410  RAIFFEISEN INTERNATIONAL BANK HOLDINGS (DEPOSITORY INSTITUTIONS)+                                         35,607
            323  RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                          10,452
          5,149  TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                      114,659
            970  VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC, GAS & SANITARY SERVICES)               46,649
            273  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)+<<                41,483
            339  WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)<<                                      19,945
          1,058  WIENERBERGER AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       50,273

                                                                                                                          905,725
                                                                                                              -------------------

BELGIUM - 1.13%
          1,585  AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)                                                                                                  38,397
            224  BARCO NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                20,700
            165  BEKAERT SA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)              15,849
          2,273  BELGACOM SA (COMMUNICATIONS)                                                                              75,386
             96  COFINIMMO SA (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                      16,601
            260  COLRUYT SA (FOOD STORES)                                                                                  40,605
            330  COMPAGNIE MARITIME BELGE SA (WATER TRANSPORTATION)                                                         9,586
             52  D'IETEREN SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                             16,794
            968  DELHAIZE GROUP (FOOD STORES)                                                                              67,106

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                       VALUE
BELGIUM (continued)
          7,885  DEXIA SA (DEPOSITORY INSTITUTIONS)+                                                          $           189,604
            396  EURONAV SA (WATER TRANSPORTATION)                                                                         12,186
         16,359  FORTIS (DEPOSITORY INSTITUTIONS)                                                                         556,996
            976  GROUPE BRUXELLES LAMBERT SA (BUSINESS SERVICES)                                                          102,240
          2,648  INBEV NA (FOOD & KINDRED PRODUCTS)                                                                       129,889
          2,606  KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                                 279,656
            481  MOBISTAR SA (COMMUNICATIONS)                                                                              38,175
            314  OMEGA PHARMA SA (CHEMICALS & ALLIED PRODUCTS)                                                             21,928
            851  SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                                                   97,908
          1,796  SUEZ LYONNAISE DES EAUX STRIP (ELECTRIC, GAS & SANITARY SERVICES)+                                            23
             75  SUEZ SA (ENERGY)+                                                                                          3,079
          1,178  UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                                      63,734
            324  UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                        43,265

                                                                                                                        1,839,707
                                                                                                              -------------------

CAYMAN ISLANDS - 0.02%
         23,000  HUTCHISON TELECOMMUNICATIONS (TELECOMMUNICATIONS)+                                                        37,019
                                                                                                              -------------------

DENMARK - 0.68%
             16  A.P. MOELLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)                 124,557
            213  BANG & OLUFSEN A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                23,558
            506  CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                   37,005
            413  COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)                                                                                                  30,664
            688  DANISCO A/S (FOOD & KINDRED PRODUCTS)                                                                     50,138
          5,728  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                218,047
            295  DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                      49,320
            209  EAST ASIATIC COMPANY LIMITED A/S (FOOD & KINDRED PRODUCTS)                                                 7,893
            523  FLS INDUSTRIES A/S (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                    19,730
          2,702  GN STORE NORD A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                31,042
          1,114  H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                             25,406
            720  JYSKE BANK (BUSINESS SERVICES)+                                                                           41,729
            332  NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                  20,751
          3,276  NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                   208,688
            656  NOVOZYMES A/S (HEALTH SERVICES)                                                                           44,319
            760  SYDBANK (MEMBERSHIP ORGANIZATIONS)                                                                        25,217
            233  TOPDANMARK A/S (INSURANCE CARRIERS)+                                                                      32,482
            257  TRYGVESTA AS (WHOLESALE TRADE-DURABLE GOODS)+                                                             16,041
          2,148  VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                 MEDICAL & OPTICAL)+                                                                                       58,747
            420  WILLIAM DEMANT HOLDING (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                 MEDICAL & OPTICAL)+                                                                                       31,400

                                                                                                                        1,096,734
                                                                                                              -------------------

FINLAND - 1.43%
          1,353  AMER GROUP (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                               28,260
            611  CARGOTEC CORPORATION (TRANSPORTATION SERVICES)                                                            26,766
          2,307  ELISA CORPORATION (COMMUNICATIONS)                                                                        43,937
          5,987  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                           153,154
          1,032  KCI KONECRANES OYJ (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                    18,585
            938  KESKO OYJ (FOOD STORES)                                                                                   35,968
          1,222  KONE OYJ (BUSINESS SERVICES)                                                                              50,797
          1,657  METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        60,127
          1,497  NESTE OIL OYJ LIMITED (OIL & GAS EXTRACTION)+                                                             52,723
         58,148  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            1,187,013
          1,720  NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                                                             22,616
            900  OKO BANK (DEPOSITORY INSTITUTIONS)                                                                        13,238
          1,353  ORION OYJ (CHEMICALS & ALLIED PRODUCTS)                                                                   26,876
          1,438  OUTOKUMPU OYJ (METAL MINING)                                                                              33,659
          1,000  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                                30,211
          5,361  SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                           102,306
          1,050  SANOMAWSOY OYJ (MEMBERSHIP ORGANIZATIONS)                                                                 25,275
          8,160  STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                                 113,973

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
FINLAND (continued)
          1,321  TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                   $            38,152
          7,366  UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)                                                                158,752
            730  UPONOR OYJ (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                     19,748
            889  WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                     37,502
          2,000  YIT OYJ (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                  49,039

                                                                                                                        2,328,677
                                                                                                              -------------------

FRANCE - 9.41%
          2,717  ACCOR SA (METAL MINING)                                                                                  165,384
          1,346  AIR FRANCE-KLM (TRANSPORTATION BY AIR)<<                                                                  31,643
          1,659  AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                                323,133
         19,322  ALCATEL SA (COMMUNICATIONS)<<                                                                            245,161
          1,448  ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                    132,330
          7,537  ARCELOR SA (PRIMARY METAL INDUSTRIES)                                                                    363,821
            773  ARKEMA (OIL & GAS EXTRACTION)+                                                                            30,162
          1,003  ATOS ORIGIN (BUSINESS SERVICES)+                                                                          65,620
         23,453  AXA SA (INSURANCE CARRIERS)                                                                              769,730
         11,705  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                               1,120,601
          2,907  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                   149,472
          1,063  BUSINESS OBJECTS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                             29,001
          1,600  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    91,334
          8,278  CARREFOUR SA (FOOD STORES)                                                                               485,353
            575  CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                                43,723
          1,432  CIE GENERALE D'OPTIQUE ESSILOR INTERNATIONAL SA (MEASURING, ANALYZING & CONTROLLING
                 INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)<<                                                          144,147
            618  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                      58,770
          4,312  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       308,303
          2,089  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)               125,581
          8,208  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                             312,329
            781  DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             41,856
          1,235  EURONEXT NV (BUSINESS SERVICES)                                                                          115,787
         23,385  FRANCE TELECOM SA (COMMUNICATIONS)                                                                       502,797
          2,856  GAZ DE FRANCE (MEMBERSHIP ORGANIZATIONS)                                                                  95,890
            159  GECINA SA (REAL ESTATE)                                                                                   20,825
          3,370  GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                  428,238
          1,005  HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                 MATERIALS)                                                                                                88,889
            357  IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                        28,539
            255  KLEPIERRE (REAL ESTATE)                                                                                   29,534
          4,203  L'OREAL SA (APPAREL & ACCESSORY STORES)                                                                  397,006
          2,064  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      259,112
          1,594  LAGARDERE SCA (COMMUNICATIONS)                                                                           117,639
          3,403  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                  337,762
            858  M6 METROPOLE TELEVISION (COMMUNICATIONS)                                                                  26,854
            425  NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       48,434
          1,674  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 52,565
          1,062  PERNOD-RICARD (FOOD & KINDRED PRODUCTS)<<                                                                210,545
          2,212  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                              137,644
            915  PPR SA (APPAREL & ACCESSORY STORES)<<                                                                    116,682
          1,875  PUBLICIS GROUPE (COMMUNICATIONS)<<                                                                        72,426
          2,633  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                    282,890
          2,526  SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)<<                                                   54,990
         14,319  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                        1,397,413
          3,140  SCHNEIDER ELECTRIC SA (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                327,322
         11,766  SCOR (INSURANCE CARRIERS)                                                                                 25,734
            441  SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                           28,542
            225  SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE (TRANSPORTATION SERVICES)                                         15,425
          4,899  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)<<                                                             720,598
          1,605  SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                                           52,348
          1,362  SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                             65,449
         14,066  SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 584,712
          1,243  TECHNIP SA (OIL & GAS EXTRACTION)                                                                         68,841
          1,026  THALES SA (TRANSPORTATION BY AIR)                                                                         40,078

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
FRANCE (continued)
          3,710  THOMSON (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                     $            61,356
         31,135  TOTAL SA (OIL & GAS EXTRACTION)                                                                        2,048,905
            638  UNIBAIL (REAL ESTATE)                                                                                    111,225
            812  VALEO SA (TRANSPORTATION EQUIPMENT)                                                                       28,914
            107  VALLOUREC (MEMBERSHIP ORGANIZATIONS)                                                                     128,647
          3,940  VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                                 203,645
          2,875  VINCI SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                296,204
         16,211  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                    568,130
            611  ZODIAC SA (TRANSPORTATION BY AIR)                                                                         34,363

                                                                                                                       15,270,353
                                                                                                              -------------------

GERMANY - 6.74%
          2,776  ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)<<                                                         132,723
          5,569  ALLIANZ AG (INSURANCE CARRIERS)                                                                          879,837
            898  ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               50,032
          7,086  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                    568,997
          9,593  BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               440,981
            275  BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                                                41,438
            442  BILFINGER + BERGER (MEMBERSHIP ORGANIZATIONS)                                                             24,033
            584  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                                53,087
          8,177  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                 297,448
          1,893  CONTINENTAL AG (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                193,506
         12,580  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                            621,574
          7,188  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                               809,056
          1,372  DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                         186,892
          3,090  DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                             56,913
          9,807  DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                               260,954
            670  DEUTSCHE POSTBANK AG (DEPOSITORY INSTITUTIONS)<<                                                          48,213
         38,306  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                     616,361
            392  DOUGLAS HOLDING AG (APPAREL & ACCESSORY STORES)                                                           18,110
          8,679  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              999,301
            906  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                              104,155
            863  HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 39,241
            778  HENKEL KGAA (APPAREL & ACCESSORY STORES)                                                                  88,922
            580  HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              32,263
          1,949  HYPO REAL ESTATE HOLDING AG (DEPOSITORY INSTITUTIONS)                                                    118,386
         10,838  INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)+                                                                                     120,741
          1,165  IVG IMMOBILIEN AG (REAL ESTATE)                                                                           35,196
          1,041  KARSTADTQUELLE AG (GENERAL MERCHANDISE STORES)<<                                                          27,628
          1,091  LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              84,076
          1,751  MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          126,807
            655  MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)<<                                                                59,566
          2,018  METRO AG (FOOD STORES)                                                                                   114,395
            955  MLP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                               19,678
          2,681  MUENCHENER RUECKVERSICHERUNG GESELLSCHAFT AG (INSURANCE CARRIERS)                                        366,266
            103  PORSCHE AG (TRANSPORTATION EQUIPMENT)                                                                     99,567
            755  PREMIERE AG (ENTERTAINMENT)+                                                                               7,320
          1,302  PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                                                                  32,524
            165  PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)                                                 64,142
            432  RHEINMETALL BERLIN (MEMBERSHIP ORGANIZATIONS)                                                             30,120
          6,116  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                               508,865
            634  RWE AG NON-VOTING PREFERRED (ELECTRIC, GAS & SANITARY SERVICES)                                           47,755
            492  SALZGITTER AG (MEMBERSHIP ORGANIZATIONS)                                                                  41,766
          3,041  SAP AG (BUSINESS SERVICES)                                                                               641,783
          2,353  SCHERING AG (CHEMICALS & ALLIED PRODUCTS)                                                                267,885
         11,628  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                         1,011,797
            436  SOLARWORLD AG (MEMBERSHIP ORGANIZATIONS)                                                                  27,365
            815  SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                                                   18,076
          5,002  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                               171,269
          3,371  TUI AG (TRANSPORTATION BY AIR)<<                                                                          66,788
          2,320  VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                                 162,702
          1,577  VOLKSWAGEN AG PREFERRED (TRANSPORTATION EQUIPMENT)                                                        79,674

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
GERMANY (continued)
            263  WINCOR NIXDORF AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                 $            33,622

                                                                                                                       10,688,842
                                                                                                              -------------------

GREECE - 0.60%
          5,429  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                  135,274
          1,250  COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                                          37,252
          1,380  COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                                                         31,066
          3,300  EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)                                                        91,508
          1,176  EMPORIKI BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                      40,733
            300  FOLLIE SA (APPAREL & ACCESSORY STORES)                                                                     7,014
            920  GERMANOS SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                              22,005
          1,260  HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                                              16,761
          1,700  HELLENIC TECHNODOMIKI TEV SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)              16,351
          4,370  HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                              96,250
          1,610  INTRACOM SA (COMMUNICATIONS)                                                                              10,708
          4,460  NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                     176,157
          3,230  OPAP SA (AMUSEMENT & RECREATION SERVICES)                                                                116,917
          3,000  PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)                                                                 71,371
          1,690  PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                           40,033
          1,510  TECHNICAL OLYMPIC SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                       6,798
            900  TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                          42,224
          2,080  VIOHALCO SA (BUSINESS SERVICES)                                                                           19,049

                                                                                                                          977,471
                                                                                                              -------------------

HONG KONG - 1.58%
          3,500  ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                       17,058
         20,364  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                       83,776
         51,000  BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                  99,816
         16,000  CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                    28,018
         21,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                               227,541
          7,000  CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING
                 CONSTRUCTION CONTRACTS)                                                                                   20,235
         26,000  CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                 152,157
         13,000  ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                              106,125
         25,000  FOXCONN INTERNATIONAL HOLDINGS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+<<                        53,436
         28,000  GIORDANO INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                                               13,249
         29,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                51,904
         11,100  HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         140,781
          9,000  HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                  46,760
         50,000  HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                             109,769
         14,000  HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                                90,043
         18,500  HONGKONG ELECTRIC HOLDINGS (ELECTRIC, GAS & SANITARY SERVICES)                                            83,730
         10,000  HOPEWELL HOLDINGS (REAL ESTATE)                                                                           28,199
         30,000  HUTCHISON WHAMPOA (DIVERSIFIED OPERATIONS)                                                               273,876
          8,120  HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                           22,897
         22,500  JOHNSON ELECTRIC HOLDINGS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                16,369
          6,198  KERRY PROPERTIES LIMITED (REAL ESTATE)                                                                    21,109
          8,000  KINGBOARD CHEMICALS HOLDINGS (CHEMICALS & ALLIED PRODUCTS)                                                22,559
         24,200  LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                     48,922
         29,000  LINK REIT (REITS)+                                                                                        58,065
         10,000  MELCO INTERNATIONAL DEVELOPMENT LIMITED (MEMBERSHIP ORGANIZATIONS)                                        25,108
         16,723  MTR CORPORATION (RAILROAD TRANSPORTATION)                                                                 40,374
         38,682  NEW WORLD DEVELOPMENT LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                 BUILDERS)                                                                                                 63,754
          2,200  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                               7,974
         57,000  PCCW LIMITED (COMMUNICATIONS)                                                                             40,734
         12,000  SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                              23,100
         16,000  SHUN TAK HOLDINGS LIMITED (REAL ESTATE)                                                                   20,911
         20,415  SINO LAND COMPANY (REAL ESTATE)                                                                           32,595
         32,000  SOLOMON SYSTECH LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                        8,076
         19,000  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                            193,760
         13,000  SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                134,163

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
HONG KONG (continued)
         14,000  TECHTRONIC INDUSTRIES COMPANY (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                 DEALERS)                                                                                     $            18,928
          5,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                           30,903
         12,000  TEXWINCA HOLDINGS LIMITED (TEXTILE MILL PRODUCTS)                                                          8,035
         15,000  WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                                53,307
          3,000  WING HANG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                          26,267
          9,000  YUE YUEN INDUSTRIAL HOLDINGS (APPAREL & ACCESSORY STORES)                                                 24,741

                                                                                                                        2,569,124
                                                                                                              -------------------

IRELAND - 0.83%
         12,046  ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                         289,044
         13,201  BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                                                235,542
          5,901  BLACKROCK INTERNATIONAL LAND (MEMBERSHIP ORGANIZATIONS)+                                                   1,925
          4,473  C&C GROUP PLC (EATING & DRINKING PLACES)                                                                  38,847
          7,419  CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                         241,217
          1,283  DCC PLC (BUSINESS SERVICES)                                                                               30,851
          4,523  DEPFA BANK PLC (DEPOSITORY INSTITUTIONS)                                                                  74,975
          7,360  EIRCOM GROUP PLC (COMMUNICATIONS)                                                                         20,428
          5,856  ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                                       97,371
          5,901  FYFFES PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                            10,416
          2,819  GRAFTON GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)+                    35,516
          2,891  GREENCORE GROUP PLC (FOOD & KINDRED PRODUCTS)                                                             13,608
          1,332  IAWS GROUP PLC (AGRICULTURAL PRODUCTION CROPS)                                                            23,511
          9,102  INDEPENDENT NEWS & MEDIA PLC (COMMUNICATIONS)                                                             26,660
          3,864  IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           91,926
          2,132  KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                 45,812
          1,707  KINGSPAN GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                    29,803
            869  PADDY POWER PLC (AMUSEMENT & RECREATION SERVICES)                                                         15,061
            623  RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                         32,844

                                                                                                                        1,355,357
                                                                                                              -------------------

ITALY - 3.67%
          6,293  ALLEANZA ASSICURAZIONI SPA (INSURANCE CARRIERS)<<                                                         71,315
          2,213  ARNOLDO MONDADORI EDITORE SPA (COMMUNICATIONS)                                                            21,342
         13,335  ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)<<                                                        485,759
          1,722  AUTOGRILL SPA (EATING & DRINKING PLACES)<<                                                                26,496
          4,088  AUTOSTRADE SPA (SOCIAL SERVICES)<<                                                                       114,876
          4,699  BANCA FIDEURAM SPA (HOLDING & OTHER INVESTMENT OFFICES)<<                                                 27,347
         11,912  BANCA INTESA RNC SPA (DEPOSITORY INSTITUTIONS)                                                            64,677
         54,037  BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)<<                                                             316,551
         16,347  BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)<<                                           98,271
          5,329  BANCA POPOLARE DI MILANO SCARL (DEPOSITORY INSTITUTIONS)                                                  67,922
          4,570  BANCHE POPOLARI UNITE SCRL (DEPOSITORY INSTITUTIONS)<<                                                   118,250
          5,171  BANCO POPOLARE DI VERONA E NOVARA SCRL (DEPOSITORY INSTITUTIONS)<<                                       138,563
          1,032  BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)+             15,417
          2,527  BULGARI SPA (APPAREL & ACCESSORY STORES)<<                                                                28,669
         23,333  CAPITALIA SPA (DEPOSITORY INSTITUTIONS)<<                                                                191,450
         60,055  ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                           517,722
         35,931  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)<<                                                    1,058,403
          6,470  FIAT SPA (TRANSPORTATION EQUIPMENT)+<<                                                                    86,147
          4,083  FINMECCANICA SPA (TRANSPORTATION BY AIR)<<                                                                90,657
          3,275  GRUPPO EDITORIALE L'ESPRESSO SPA (COMMUNICATIONS)<<                                                       17,489
            931  ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                  23,554
            908  LOTTOMATICA SPA (AMUSEMENT & RECREATION SERVICES)+                                                        34,446
          1,991  LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)<<                                                                                                54,090
         10,648  MEDIASET SPA (COMMUNICATIONS)<<                                                                          125,570
          6,669  MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)<<                                                               130,594
          4,147  MEDIOLANUM SPA (INSURANCE CARRIERS)<<                                                                     29,120
         43,372  PIRELLI & COMPANY SPA (TRANSPORTATION EQUIPMENT)<<                                                        37,751
            869  SAI STA ASSICURATRICE INDUSTRI ORD (MEMBERSHIP ORGANIZATIONS)                                             35,523
         15,399  SANPAOLO IMI SPA (DEPOSITORY INSTITUTIONS)                                                               272,404

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
ITALY (continued)
         66,054  SEAT PAGINE GIALLE SPA (COMMUNICATIONS)+<<                                                   $            30,753
         14,619  SNAM RETE GAS SPA (OIL & GAS EXTRACTION)<<                                                                64,276
         86,745  TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                  224,121
        147,236  TELECOM ITALIA SPA (COMMUNICATIONS)<<                                                                    410,071
         17,214  TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                             45,907
          3,533  TISCALI SPA (COMMUNICATIONS)+                                                                             10,495
        107,497  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                        841,464
         10,803  UNIPOL PFD (MEMBERSHIP ORGANIZATIONS)                                                                     31,435

                                                                                                                        5,958,897
                                                                                                              -------------------

JAPAN - 23.80%
          5,000  77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 34,822
              2  ACCESS COMPANY LIMITED (MEMBERSHIP ORGANIZATIONS)+                                                        14,331
          1,100  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 59,691
            600  ADERANS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                      16,201
          1,100  ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                               112,076
          8,000  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                              175,463
          1,100  AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                  26,721
            900  AIFUL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                    48,051
          2,800  AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                    83,188
          8,000  AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                                  88,570
            400  ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                          24,851
          8,000  ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                                30,758
          2,000  ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                       24,991
          6,000  AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            62,915
          1,000  AMANO CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                14,855
          1,000  AOYAMA TRADING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                               31,283
            700  ARRK CORPORATION (MEMBERSHIP ORGANIZATIONS)                                                               16,546
          5,500  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                         77,233
         13,000  ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                 DEALERS)                                                                                                 164,829
         17,000  ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                    110,966
            600  ASATSU-DK INCORPORATED (COMMUNICATIONS)                                                                   19,399
          2,000  ASICS CORPORATION (MEMBERSHIP ORGANIZATIONS)+                                                             20,377
            500  AUTOBACS SEVEN COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                           21,758
          8,000  BANK OF FUKUOKA LIMITED (DEPOSITORY INSTITUTIONS)                                                         60,818
          4,000  BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)                                                           43,167
         16,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                       123,733
          1,000  BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                                34,516
          8,400  BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                 161,849
         15,000  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                               735,320
          1,000  CANON SALES COMPANY INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                          20,622
          3,300  CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   63,007
          3,000  CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                 DEALERS)                                                                                                  17,852
             21  CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                  209,193
         11,000  CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                             102,849
          2,000  CHIYODA CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)+                    40,895
          8,500  CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            229,509
          3,900  CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                                     79,574
            800  CIRCLE K SUNKUS COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                              17,302
          4,400  CITIZEN WATCH COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                39,871
            800  COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                            16,952
          2,000  COMSYS HOLDINGS CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              24,677
          2,200  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                     104,194
            900  CSK HOLDINGS CORPORATION (BUSINESS SERVICES)                                                              41,052
          9,000  DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                           139,200
          4,000  DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          32,681
          4,000  DAIDO STEEL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                       31,388
          1,000  DAIFUKU COMPANY LIMITED (MEMBERSHIP ORGANIZATIONS)                                                        16,498
         10,100  DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             278,006
          3,500  DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)            121,417

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
JAPAN (continued)
          3,000  DAIMARU INCORPORATED (APPAREL & ACCESSORY STORES)                                            $            39,741
         10,000  DAINIPPON INK & CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                      37,487
          3,000  DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    27,473
          1,000  DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                                    55,400
          7,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                 BUILDERS)                                                                                                111,936
         18,000  DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                 214,540
          7,000  DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                         29,116
          7,500  DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                             245,107
             26  DENTSU INCORPORATED (BUSINESS SERVICES)                                                                   71,793
          4,000  DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                    35,372
             15  E*TRADE SECURITIES COMPANY LIMITED (FINANCE & FINANCIAL SERVICES)                                         20,054
             14  EACCESS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   9,187
             47  EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                   349,091
          5,000  EBARA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                21,321
          1,000  EDION CORPORATION (MEMBERSHIP ORGANIZATIONS)                                                              19,836
          3,300  EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                      148,506
          2,280  ELECTRIC POWER DEVELOPMENT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                            86,865
          1,000  ELPIDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+<<                    37,574
          1,000  FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                   28,836
          2,400  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                               215,589
            700  FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                               57,192
          7,000  FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                 MOBILE HOME DEALERS)                                                                                      36,639
          6,900  FUJI PHOTO FILM COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                 PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                         231,527
            400  FUJI SOFT ABC INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       13,177
              7  FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                                                     15,537
          5,000  FUJIKURA LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)                                                                                                  55,182
         25,000  FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 193,770
          9,000  FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                 PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                          58,196
            700  GLORY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    13,457
             18  GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                    13,291
          4,000  GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              29,710
          2,000  GUNZE LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                   11,919
            400  HAKUHODO DY HOLDINGS INCORPORATED (CONSUMER SERVICES)                                                     29,430
          2,000  HANKYU DEPARTMENT STORES (APPAREL & ACCESSORY STORES)                                                     15,519
          2,000  HANSHIN ELECTRIC RAILWAY (MEMBERSHIP ORGANIZATIONS)                                                       14,243
          9,000  HASEKO CORPORATION (MEMBERSHIP ORGANIZATIONS)+<<                                                          30,592
            400  HIKARI TSUSHIN INCORPORATED (MISCELLANEOUS RETAIL)+                                                       21,601
          4,000  HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                            23,279
            400  HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                                                48,584
          3,000  HITACHI CABLE LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                 MEDICAL & OPTICAL)                                                                                        13,894
          1,000  HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                          17,476
          1,700  HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            44,565
          1,500  HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                 COMPUTER EQUIPMENT)                                                                                       36,111
         51,000  HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 336,910
          2,200  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    52,193
         15,000  HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                           62,653
         21,600  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   685,145
          1,400  HOUSE FOODS CORPORATION (FOOD & KINDRED PRODUCTS)                                                         21,164
          6,100  HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                 EDICAL & OPTICAL)                                                                                        216,943
          1,900  IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                       91,314
             14  INDEX CORPORATION (COMMUNICATIONS)                                                                        13,824
             12  INPEX HOLDINGS INCORPORATED (MEMBERSHIP ORGANIZATIONS)+<<                                                108,731
          2,800  ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                       47,711
         17,000  ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS MANUFACTURING
                 INDUSTRIES)                                                                                               53,775
          1,000  ITO EN LIMITED (EATING & DRINKING PLACES)<<                                                               36,613
         20,000  ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                   175,638
            500  ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                23,025
            500  JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)<<                                              29,972

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
JAPAN (continued)
         11,000  JAPAN AIR LINES CORPORATION (TRANSPORTATION BY AIR)<<                                        $            27,586
              7  JAPAN PRIME REALTY INVESTMENT CORPORATION (REITS)                                                         21,042
              5  JAPAN REAL ESTATE INVESTMENT CORPORATION  (REITS)                                                         44,565
              4  JAPAN RETAIL FUND INVESTMENT CORPORATION (REITS)                                                          31,458
          4,000  JAPAN STEEL WORKS (MEMBERSHIP ORGANIZATIONS)+                                                             27,403
             61  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                            222,274
          7,900  JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                     334,804
          3,000  JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          51,617
         10,000  JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                               60,643
          2,400  JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             60,608
             19  K.K. DAVINCI ADVISORS (MEMBERSHIP ORGANIZATIONS)+<<                                                       18,761
         13,000  KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       59,638
          1,000  KAKEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         7,506
          4,000  KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                                        30,374
          4,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          36,351
         10,900  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                           243,831
          2,000  KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                15,956
          7,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                            183,196
          2,400  KATOKICHI COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                       24,117
         17,000  KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                57,192
          8,000  KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)<<                                                    46,278
             34  KDDI CORPORATION (COMMUNICATIONS)                                                                        208,861
          6,000  KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)<<                               42,468
          7,000  KEIO ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                           45,325
          4,000  KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                         22,580
            500  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                               127,665
          2,000  KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                                            24,921
          2,000  KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       17,144
         23,000  KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                                            76,774
         11,000  KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                  172,920
         41,000  KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)              128,259
          1,300  KOKUYO COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                   21,742
         13,000  KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 258,432
          1,000  KOMORI CORPORATION (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             21,278
          1,600  KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               35,302
          6,500  KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                 PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                          82,074
            400  KOSE CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                 12,583
          3,000  KOYO SEIKO COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     57,934
         15,000  KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              142,214
          5,000  KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                           55,924
          2,200  KURAYA SANSEIDO INCORPORATED (WHOLESALE TRADE NON-DURABLE GOODS)                                          39,313
          1,900  KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)              39,016
          2,200  KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                               170,325
          4,000  KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           26,949
          5,400  KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                           125,516
          1,000  LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                          36,438
          1,500  LEOPALACE 21 CORPORATION (REAL ESTATE)                                                                    51,774
            500  MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)<<                                                                                     29,885
          1,300  MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                41,122
         18,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                                  95,945
          4,700  MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                        73,186
          1,700  MATSUI SECURITIES COMAPNY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)<<                                 16,088
            700  MATSUMOTOKIYOSHI COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                             17,800
         27,000  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT
                 STORES)                                                                                                  569,775
          5,000  MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                 MOBILE HOME DEALERS)                                                                                      55,531
          4,000  MEIJI DAIRIES CORPORATION (FOOD & KINDRED PRODUCTS)                                                       27,927
          5,000  MEIJI SEIKA KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                      25,472
            600  MEITEC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               19,556
             20  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                        372,247
          4,000  MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                       21,776
         16,000  MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                    99,965

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
JAPAN (continued)
         18,500  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                   $           369,386
         26,000  MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 208,336
         16,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                          339,741
          5,000  MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                57,323
         43,000  MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                             185,617
          2,000  MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                             31,318
         12,000  MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)               51,171
          7,000  MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                  57,008
          4,000  MITSUBISHI SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                 SERVICES)                                                                                                 51,590
            121  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                  1,691,716
         22,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                 310,661
          8,000  MITSUI CHEMICALS LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                    52,219
         10,000  MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                              30,584
         12,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                             260,573
          9,000  MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                   53,085
         16,000  MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)<<                                                     108,773
         17,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                           213,466
          8,000  MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                              96,120
          6,000  MITSUKOSHI LIMITED (APPAREL & ACCESSORY STORES)                                                           27,420
          1,200  MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                                                14,198
            135  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                          1,143,088
          2,900  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                                               188,282
          3,200  NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)<<                                    48,626
         28,000  NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                               149,249
            600  NEC ELECTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)<<                                                                                     19,242
              9  NET ONE SYSTEMS COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  16,751
          4,000  NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                       46,767
          2,000  NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                 40,196
          2,000  NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     23,016
          2,000  NICHIREI CORPORATION (FOOD & KINDRED PRODUCTS)                                                            10,696
          1,600  NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                        114,645
         12,000  NIKKO CORDIAL CORPORATION (FINANCIAL)                                                                    153,513
          4,000  NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)                                                                                                  69,836
          1,400  NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                      234,883
              7  NIPPON BUILDING FUND INCORPORATED (REAL ESTATE INVESTMENT TRUSTS (REITS))                                 67,896
          3,000  NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            60,163
         11,000  NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                               59,402
          2,000  NIPPON KAYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               16,655
          8,000  NIPPON LIGHT METAL COMPANY LIMITED (METAL MINING)                                                         21,880
          3,000  NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                                                34,761
         12,000  NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                               100,979
         18,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                            131,492
             11  NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                                 44,984
          4,000  NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                    31,737
          6,000  NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                 HOME DEALERS)<<                                                                                           33,345
          2,000  NIPPON SHOKUBAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             24,449
         85,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                      321,610
             71  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                348,051
         16,000  NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                     104,020
          8,000  NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)+                                                 38,308
          4,000  NISHIMATSU CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                 OPERATIVE BUILDERS)<<                                                                                     14,925
          2,000  NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          24,921
         31,600  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                            345,159
            800  NISSEI SANGYO COMPANY (MEMBERSHIP ORGANIZATIONS)                                                          24,327
          3,000  NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                               33,424
         12,000  NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                 EQUIPMENT)                                                                                                38,588
          2,000  NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                 21,880
          1,400  NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                            49,423
            600  NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                   29,203
          2,200  NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                    156,676

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
JAPAN (continued)
          1,600  NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                   $            46,417
         24,700  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)               462,963
              3  NOMURA REAL ESTATE OFFICE FUND (REAL ESTATE INVESTMENT TRUSTS (REITS))                                    23,750
            300  NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                37,120
          6,000  NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                    49,755
          5,000  NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                  39,540
             18  NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                77,857
            256  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                 375,813
              3  NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)                                                           23,383
          8,000  OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                     55,016
            100  OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             20,220
         10,000  ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                         64,488
         11,000  OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                       62,574
          9,000  OKI ELECTRIC INDUSTRY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    21,234
          2,000  OKUMA CORPORATION (MEMBERSHIP ORGANIZATIONS)                                                              22,580
          3,000  OKUMURA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      16,672
          3,000  OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                                          80,217
          3,100  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                78,963
          2,000  ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                 SIMILAR MATERIALS)                                                                                        30,776
            300  ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         14,025
            600  ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                           33,764
          1,170  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                  285,752
         28,000  OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                             90,038
          1,100  OSG CORPORATION (MEMBERSHIP ORGANIZATIONS)                                                                18,522
            200  OTSUKA CORPORATION (US GOVERNMENT SECURITIES)                                                             22,545
            700  PARK24 COMPANY LIMITED (MEMBERSHIP ORGANIZATIONS)                                                         20,613
          1,700  PIONEER CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                      27,422
          1,200  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              69,521
          2,100  QP CORPORATION (FOOD & KINDRED PRODUCTS)                                                                  19,947
             99  RAKUTEN INCORPORATED (COMMUNICATIONS)                                                                     58,826
             63  RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)+                                                  198,733
          9,000  RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                      176,555
            700  RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                    18,534
          1,500  ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                      134,088
              4  ROUND ONE CORPORATION (US GOVERNMENT SECURITIES)                                                          14,261
            400  RYOHIN KEIKAKU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                     32,786
          1,000  SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                                                12,723
            600  SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                38,116
          1,100  SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       26,145
          3,000  SANWA SHUTTER CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)             17,669
         21,000  SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                 45,325
              5  SAPPORO HOLDINGS (DEPOSITORY INSTITUTIONS)                                                                52,429
          5,000  SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)<<                                                     25,297
            121  SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                            53,395
          3,000  SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                      141,821
          2,400  SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                        88,920
          1,700  SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                       46,347
          2,000  SEINO TRANSPORTATION COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                         21,111
          7,000  SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                 BUILDERS)                                                                                                 60,433
          7,000  SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    96,094
         11,020  SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                                         363,032
             90  SFCG COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                        20,447
         14,000  SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                               221,181
            900  SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                           23,515
            300  SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                    32,873
            800  SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                     24,467
          9,000  SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      50,411
          5,400  SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         293,499
            800  SHINKO ELECTRIC INDUSTRIES (MEMBERSHIP ORGANIZATIONS)                                                     23,209
          8,000  SHINKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                 SERVICES)                                                                                                 33,834
         18,000  SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           114,034

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
JAPAN (continued)
          4,000  SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                     $            71,304
          5,000  SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                     98,086
          8,000  SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           86,403
         16,000  SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                              71,164
          2,900  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)<<                                                            34,033
            800  SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 113,177
         10,500  SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)<<                                              235,342
          3,700  SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)+                                          14,614
         12,000  SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                  167,773
         14,000  SONY CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                        617,791
          2,000  STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 41,244
            500  SUMCO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                28,487
          3,000  SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                                         28,154
         21,000  SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          175,061
         15,000  SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                       197,789
         10,300  SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                 PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                         150,846
          7,000  SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                64,715
         55,000  SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                 TRANSPORTATION EQUIPMENT)                                                                                226,844
          8,000  SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
                 FUELS)                                                                                                   104,299
             84  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                   888,151
          7,000  SUMITOMO OSAKA CEMENT COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                            21,531
          5,000  SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                              123,209
          2,000  SUMITOMO RUBBER INDUSTRIES LIMITED (TRANSPORTATION EQUIPMENT)                                             22,003
            200  SUMITOMO TITANIUM (MEMBERSHIP ORGANIZATIONS)                                                              31,667
         18,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                       196,610
          3,000  SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                             40,423
          1,000  SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                 MEDICAL & OPTICAL)                                                                                        39,671
          1,300  SYKLARK COMPANY LIMITED (EATING & DRINKING PLACES)                                                        28,342
          3,300  T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                           266,734
         13,000  TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                      47,938
         12,000  TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       43,831
          2,000  TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                 PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                          39,235
          1,000  TAIYO YUDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                       12,697
          3,000  TAKARA HOLDINGS INCORPORATED (EATING & DRINKING PLACES)                                                   17,538
          4,000  TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                  50,192
         12,300  TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      765,257
          1,550  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                 92,372
          3,000  TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              36,910
          1,800  TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 136,840
         11,000  TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                                    69,783
          2,300  TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                 MEDICAL & OPTICAL)                                                                                        76,774
          1,600  THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              47,676
            600  TIS INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               16,777
         10,000  TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                    47,711
          3,000  TODA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         14,497
          2,200  TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                              43,927
            300  TOHO TITANIUM COMPANY LIMITED (METAL MINING)                                                              16,201
          6,200  TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                           135,984
            600  TOKAI RIKA COMPANY LIMITED (MEMBERSHIP ORGANIZATIONS)                                                     13,212
          3,000  TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                        44,565
            600  TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                                   14,444
         16,100  TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            444,565
          2,200  TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                      153,792
         31,000  TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                            146,007
            400  TOKYO SEIMITSU COMPANY LIMITED (MEMBERSHIP ORGANIZATIONS)                                                 20,762
          1,700  TOKYO STEEL MANUFACTURING COMPANY LIMITED (FURNITURE & FIXTURES)                                          37,212
          1,000  TOKYO STYLE COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                 SIMILAR MATERIALS)                                                                                        11,893
          4,000  TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                      42,852
         16,000  TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                               93,394
          6,000  TOKYU LAND CORPORATION (REAL ESTATE)                                                                      46,714

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
JAPAN (continued)
          4,000  TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)                                                $            41,104
          8,000  TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                90,458
         18,000  TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                    156,187
         39,000  TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             254,570
          7,000  TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                           27,892
          3,700  TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                  77,757
          4,000  TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)<<                                           38,238
          2,100  TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       38,077
          1,000  TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                      15,659
          9,000  TOYOBO COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                            25,481
          1,100  TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   22,060
          2,700  TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                                 106,641
         40,600  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                    2,125,079
          3,000  TOYOTA TSUSHO CORPORATION (BUSINESS SERVICES)                                                             71,959
          1,500  TREND MICRO INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         50,594
         10,000  UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                                28,923
            700  UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                        38,658
          1,000  UNIDEN CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                11,045
          2,000  UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                29,483
          1,500  USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)                                                                                                  31,654
            380  USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                      25,103
          2,000  WACOAL CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)              28,032
             25  WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                     103,766
            216  YAHOO! JAPAN CORPORATION (BUSINESS SERVICES)                                                             114,380
          1,700  YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                   46,199
          1,100  YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                            112,172
          2,800  YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                       52,604
          2,400  YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   62,705
          7,500  YAMANOUCHI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                  275,253
          5,000  YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                                                88,693
          2,000  YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                 17,913
          3,000  YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)<<                                                                                     34,865
          2,700  YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                       38,480
          2,000  ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                            23,803

                                                                                                                       38,638,005
                                                                                                              -------------------

LUXEMBOURG - 0.03%
          3,124  STOLT OFFSHORE SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)+                      47,551
                                                                                                              -------------------

NETHERLANDS - 4.37%
         24,928  ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                           682,009
         20,074  AEGON NV (INSURANCE CARRIERS)                                                                            343,287
          3,846  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                              207,395
          6,810  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                       137,972
          1,631  BUHRMANN NV (WHOLESALE TRADE-DURABLE GOODS)                                                               23,657
            593  CORIO NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                          36,885
          2,186  DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                                      91,038
          4,395  EUROPEAN AERONAUTIC DEFENCE AND SPACE COMPANY (TRANSPORTATION BY AIR)<<                                  126,257
            697  FUGRO NV (MEMBERSHIP ORGANIZATIONS)                                                                       30,061
          2,063  GETRONICS NV (BUSINESS SERVICES)                                                                          22,191
          8,044  HAGEMEYER NV (WHOLESALE TRADE NON-DURABLE GOODS)+                                                         37,142
          3,402  HEINEKEN NV (EATING & DRINKING PLACES)                                                                   144,246
         26,109  ING GROEP NV (FINANCIAL SERVICES)                                                                      1,026,220
         26,793  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)<<                                                            301,230
         17,255  KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   539,170
         21,925  KONINKLIJKE AHOLD NV (FOOD STORES)+                                                                      190,413
          1,489  OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           21,864
          2,059  QIAGEN NV (HEALTH SERVICES)+                                                                              27,784

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
NETHERLANDS (continued)
            753  RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              $            44,150
          9,885  REED ELSEVIER NV (COMMUNICATIONS)                                                                        148,686
            609  RODAMCO EUROPE NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                 59,706
         52,312  ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)<<                              1,759,725
          2,341  ROYAL NUMICO NV (FOOD & KINDRED PRODUCTS)                                                                105,068
          2,116  SBM OFFSHORE NV (PETROLEUM REFINING & RELATED INDUSTRIES)                                                 56,403
          5,575  TNT NV (TRANSPORTATION SERVICES)                                                                         199,517
         24,558  UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                    556,916
          2,232  VEDIOR NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      46,876
            349  WERELDHAVE NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                     33,948
          3,860  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<                                            91,189

                                                                                                                        7,091,005
                                                                                                              -------------------

NEW ZEALAND - 0.15%
         18,500  AUCKLAND INTERNATIONAL AIRPORT LIMITED (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                           24,460
          4,376  CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                18,984
          4,714  FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED (HOME FURNITURE, FURNISHINGS &
                 EQUIPMENT STORES)                                                                                         13,241
          8,696  FISHER & PAYKEL HEALTHCARE CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                 PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                          22,836
          7,336  FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                 MOBILE HOME DEALERS)                                                                                      40,899
          7,892  SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                 25,966
          3,579  SKY NETWORK TELEVISION LIMITED (COMMUNICATIONS)                                                           12,539
         27,798  TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)                                               68,427
            705  TENON LIMITED (LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE)+                                                  1,460
          4,703  TOWER LIMITED (BUSINESS SERVICES)+                                                                         9,857
          3,233  VECTOR LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                 4,807
          2,606  WAREHOUSE GROUP LIMITED (GENERAL MERCHANDISE STORES)                                                       7,876

                                                                                                                          251,352
                                                                                                              -------------------

NORWAY - 0.78%
            331  AKER KVAERNER ASA (ENGINEERING CONSTRUCTION)+                                                             31,053
          9,414  DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                                                            116,826
         10,000  DNO ASA (OIL & GAS EXTRACTION)                                                                            20,081
            654  FRONTLINE LIMITED (WATER TRANSPORTATION)                                                                  24,427
         10,030  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                   265,860
          1,800  NORSKE SKOGINDUSTRIER ASA (PAPER & ALLIED PRODUCTS)                                                       26,386
          2,642  ORKLA ASA (FOOD & KINDRED PRODUCTS)                                                                      122,446
            831  PETROJARL ASA (MEMBERSHIP ORGANIZATIONS)+                                                                    229
            831  PETROLEUM GEO-SERVICES ASA (OIL & GAS EXTRACTION)+                                                        46,857
            500  PROSAFE ASA (OIL & GAS EXTRACTION)                                                                        30,522
            919  SCHIBSTED ASA (COMMUNICATIONS)                                                                            24,507
          2,388  SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)+                                               31,457
             33  SHIP FINANCE INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                                    552
          8,912  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    252,690
            400  STOLT-NIELSEN ASA (WATER TRANSPORTATION)                                                                   9,382
          2,564  STOREBRAND ASA (INSURANCE CARRIERS)                                                                       26,464
          2,116  TANDBERG ASA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                17,506
            800  TANDBERG TELEVISION ASA (COMMUNICATIONS)+                                                                 13,269
         10,693  TELENOR ASA (COMMUNICATIONS)                                                                             129,263
          1,200  TGS NOPEC GEOPHYS (MEMBERSHIP ORGANIZATIONS)+                                                             21,205
          1,783  TOMRA SYSTEMS ASA (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                            14,465
          2,600  YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                            34,667

                                                                                                                        1,260,114
                                                                                                              -------------------

PORTUGAL - 0.30%
          4,914  BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                    37,334
         27,491  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                    78,061
          2,572  BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                         34,667
          3,849  BRISA-AUTO ESTRADAS DE PORTUGAL SA (SOCIAL SERVICES)<<                                                    40,172

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
PORTUGAL (continued)
          3,821  CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)<<                    $            25,463
         24,710  ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                                                97,028
            716  JERONIMO MARTINS (WHOLESALE TRADE NON-DURABLE GOODS)                                                      12,226
         10,266  PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                                123,954
          1,398  PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA (COMMUNICATIONS)                          16,182
         13,525  SONAE SGPS SA (GENERAL MERCHANDISE STORES)                                                                20,240

                                                                                                                          485,327
                                                                                                              -------------------

SINGAPORE - 0.80%
          9,000  ALLGREEN PROPERTIES LIMITED (REAL ESTATE)                                                                  7,164
         11,000  ASCENDASREIT (REITS)                                                                                      13,343
         15,000  CAPITALAND LIMITED (REAL ESTATE)                                                                          42,645
         14,300  CAPITAMALL TRUST (REITS)                                                                                  19,153
         19,000  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+<<                                                                 16,205
          6,000  CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                   35,442
         29,000  COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                               28,032
          1,000  CREATIVE TECHNOLOGY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       5,560
         16,000  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                     182,961
         10,000  FRASER & NEAVE LIMITED (MULTI-INDUSTRY COMPANIES)                                                         25,271
          2,000  HAW PAR CORPORATION LIMITED (BUSINESS SERVICES)                                                            7,202
          2,006  JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                      12,673
          1,400  K-REITT ASIA-100 (MEMBERSHIP ORGANIZATIONS)+                                                               1,123
          8,000  KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                            74,296
          7,000  KEPPEL LAND LIMITED (REAL ESTATE)                                                                         17,867
          9,000  NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                       10,292
         36,200  OVERSEA-CHINESE BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                            150,943
         11,000  PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                                                17,165
         10,980  SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                 BUILDERS)                                                                                                 22,475
          9,000  SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                                        17,058
          8,000  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                      64,188
          9,000  SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                            20,015
          2,000  SINGAPORE LAND LIMITED (REAL ESTATE)                                                                       7,960
         25,000  SINGAPORE POST LIMITED (TRANSPORTATION SERVICES)                                                          17,058
         19,000  SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                               49,455
         21,000  SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                 OPERATIVE BUILDERS)                                                                                       38,342
         95,000  SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                    152,447
         11,000  SMRT CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                         7,783
         18,000  STATS CHIPPAC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)+                                                                                      11,315
         12,000  SUNTEC REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                        9,401
         16,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   157,690
          9,000  UNITED OVERSEAS LAND LIMITED (REAL ESTATE)                                                                16,262
          4,000  VENTURE CORPORATION LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                       26,787
          8,000  WING TAI HOLDINGS LIMITED (REAL ESTATE)                                                                    7,177

                                                                                                                        1,292,750
                                                                                                              -------------------

SPAIN - 3.71%
          3,196  ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES)<<                                                           74,848
            363  ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                56,389
          2,952  ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)<<                    51,199
          3,461  ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
                 CONSTRUCTION CONTRACTS)                                                                                  144,358
             10  AGUAS DE BARCELONA (WATER SUPPLY)                                                                            278
          3,659  ALTADIS SA (TOBACCO PRODUCTS)<<                                                                          172,974
          1,019  ANTENA 3 DE TELEVISION SA (COMMUNICATIONS)                                                                23,278
         47,238  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                             971,550
         12,068  BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)                                                       179,824
         82,409  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                           1,203,728
          3,224  CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA (TRANSPORTATION SERVICES)<<                       42,144
          1,699  CORP MAPFRE SA (INSURANCE CARRIERS)                                                                       31,358
          1,410  EBRO PULEVA SA (AGRICULTURAL PRODUCTION CROPS)<<                                                          28,946

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
SPAIN (continued)
         13,132  ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                              $           456,697
            820  FADESA INMOBILIARIA SA (MEMBERSHIP ORGANIZATIONS)                                                         28,129
            605  FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
                 CONSTRUCTION CONTRACTS)                                                                                   46,004
          2,075  GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                     44,482
          2,692  GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)                                                    82,189
            871  GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)<<                      66,509
         11,141  IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                        383,750
          8,826  IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)<<                                               22,804
          2,090  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                              41,034
          2,996  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                               126,380
            513  INMOBILIARIA COLONIAL SA (REAL ESTATE)                                                                    40,747
            618  METROVACESA SA (REAL ESTATE)<<                                                                            55,806
          1,145  NH HOTELES SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)<<                                      20,532
          1,224  PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                  19,648
         12,503  REPSOL YPF SA (OIL & GAS EXTRACTION)<<                                                                   358,060
          1,520  SACYR VALLEHERMOSO SA (REAL ESTATE)<<                                                                     50,811
          1,092  SOCIEDAD GENERAL DE AGUAS DE BARCELONA SA (ELECTRIC, GAS & SANITARY SERVICES)                             30,345
            457  SOGECABLE SA (COMMUNICATIONS)+                                                                            13,146
          2,598  TELEFONICA PUBLICIDAD E INFORMACION SA (COMMUNICATIONS)                                                   28,146
         61,760  TELEFONICA SA (COMMUNICATIONS)<<                                                                       1,028,504
          1,943  UNION FENOSA SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                     75,202
          2,315  ZELTIA SA (HEALTH SERVICES)+                                                                              17,026

                                                                                                                        6,016,825
                                                                                                              -------------------

SWEDEN - 2.32%
          1,292  ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)                                                                                                  38,688
          4,087  ASSA ABLOY AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                    68,715
          4,614  ATLAS COPCO AB A SHARES (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         128,225
          2,706  ATLAS COPCO AB B SHARES(INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           70,313
            558  AXFOOD AB (FOOD & KINDRED PRODUCTS)                                                                       16,050
            763  BILLERUD AKTIEBOLAG (PAPER & ALLIED PRODUCTS)                                                             10,125
          3,500  BOLIDEN AB (MEMBERSHIP ORGANIZATIONS)+                                                                    64,439
          1,678  CAPIO AB (HEALTH SERVICES)+                                                                               30,078
          2,696  CASTELLUM AB (REAL ESTATE)                                                                                27,628
            725  D CARNEGIE & COMPANY AB (HOLDING & OTHER INVESTMENT OFFICES)                                              13,298
          3,907  ELECTROLUX AB (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                            56,460
          1,078  ELEKTA AB CLASS B (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)                                                                                                  18,274
          2,481  ENIRO AB (COMMUNICATIONS)                                                                                 26,114
          1,335  FABEGE AB (REAL ESTATE)                                                                                   24,857
          1,975  GAMBRO AB CLASS A (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)                                                                                                  31,148
          1,442  GAMBRO AB CLASS B (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)                                                                                                  22,842
          2,633  GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)              44,818
          6,680  HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                 MATERIALS)                                                                                               258,967
            517  HOGANAS AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                       12,859
            631  HOLMEN AB (PAPER & ALLIED PRODUCTS)                                                                       25,514
          3,907  HUSQVARNA AB B SHARES (COMMUNICATIONS)+                                                                   47,095
          1,743  KUNGSLEDEN (REAL ESTATE)                                                                                  20,465
          2,686  LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                                               32,564
            761  MODERN TIMES B SHARES (MEMBERSHIP ORGANIZATIONS)+                                                         40,023
            761  MODERN TIMES REDEEMABLE SHARES (MEMBERSHIP ORGANIZATIONS)+                                                   148
            800  NOBIA AB (MEMBERSHIP ORGANIZATIONS)                                                                       26,012
         30,359  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                      362,785
          1,424  OMX AB (BUSINESS SERVICES)                                                                                25,525
            550  ORIFLAME COSMETICS SA (APPAREL & ACCESSORY STORES)                                                        18,303
         14,255  SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                           165,888
          1,403  SAS AB (TRANSPORTATION BY AIR)+                                                                           14,767
          1,398  SCANIA AB (TRANSPORTATION EQUIPMENT)                                                                      63,521
          4,107  SECURITAS AB (BUSINESS SERVICES)                                                                          78,753
          6,412  SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY INSTITUTIONS)                                               152,799
          5,340  SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                82,362
          5,640  SKF AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                           88,948
          2,154  SSAB SVENSKT STAL AB CLASS A (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                 EQUIPMENT)                                                                                                42,950

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
SWEDEN (continued)
            900  SSAB SVENSKT STAL AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                 EQUIPMENT)                                                                                   $            17,008
          2,559  SVENSKA CELLULOSA AB (PAPER & ALLIED PRODUCTS)                                                           105,784
          7,414  SVENSKA HANDELSBANKEN (DEPOSITORY INSTITUTIONS)                                                          191,100
          4,125  SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                       66,488
          4,239  TELE2 AB (COMMUNICATIONS)                                                                                 42,851
        207,937  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                 687,658
         25,411  TELIASONERA AB (COMMUNICATIONS)                                                                          144,414
          1,192  TRELLEBORG AB (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    20,372
          1,195  VOLVO AB A SHARES (TRANSPORTATION EQUIPMENT)                                                              57,618
          2,979  VOLVO AB B SHARES (TRANSPORTATION EQUIPMENT)                                                             146,534
            534  WIHLBORGS FASTIGHETER AB (REAL ESTATE)                                                                     9,201
          5,917  WM-DATA AB (BUSINESS SERVICES)                                                                            18,252

                                                                                                                        3,759,600
                                                                                                              -------------------

SWITZERLAND - 6.81%
         27,265  ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)+                                                        354,598
          1,802  ADECCO SA (BUSINESS SERVICES)                                                                            106,568
          1,023  CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                 57,026
          3,077  CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                                 43,668
          7,051  COMPAGNIE FINANCIERE RICHEMONT AG (GENERAL MERCHANDISE STORES)                                           322,977
         16,359  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 915,264
             60  GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                            69,396
             85  GIVAUDAN (CHEMICALS & ALLIED PRODUCTS)                                                                    66,920
          2,849  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          218,356
            622  KUDELSKI SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             15,034
            695  KUEHNE & NAGEL INTERNATIONAL AG (TRANSPORTATION SERVICES)                                                 50,595
             25  KUONI REISEN HOLDING (AMUSEMENT & RECREATION SERVICES)                                                    14,028
          1,070  LOGITECH INTERNATIONAL SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                       41,310
            610  LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                              41,838
            502  MICRONAS SEMICONDUCTOR HOLDING AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)+                                                                               13,550
          5,739  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                    1,802,606
            303  NOBEL BIOCARE HOLDING AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                 MATERIALS)                                                                                                71,936
         33,111  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                              1,792,931
            672  PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)                                                                                                  42,022
            633  PSP SWISS PROPERTY AG (REAL ESTATE)+                                                                      32,723
             54  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                           20,760
          9,992  ROCHE HOLDING AG (HEALTH SERVICES)                                                                     1,651,780
            840  SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                  43,596
             80  SERONO SA CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                           55,262
             58  SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                       55,033
            104  SIG HOLDING AG (MACHINERY)+                                                                               22,883
         11,048  STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                               177,909
            123  STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
                 & OPTICAL)                                                                                                31,365
             57  SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        42,707
            461  SWATCH GROUP AG (BEARER SHARES) (APPAREL & ACCESSORY STORES)                                              77,867
            798  SWATCH GROUP AG (REGISTERED SHARES) (APPAREL & ACCESSORY STORES)                                          27,872
          4,747  SWISS REINSURANCE (INSURANCE CARRIERS)                                                                   331,791
            261  SWISSCOM AG (COMMUNICATIONS)                                                                              85,929
          1,521  SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)+                                                               202,170
            701  SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
                 & OPTICAL)                                                                                                84,575
         14,709  UBS AG (FINANCIAL SERVICES)                                                                            1,612,209
             96  UNAXIS HOLDING AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                26,698
          1,988  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                        435,797

                                                                                                                       11,059,549
                                                                                                              -------------------

UNITED KINGDOM - 22.53%
          7,885  3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                        131,455
          9,022  AEGIS GROUP PLC (COMMUNICATIONS)                                                                          21,730

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
UNITED KINGDOM (continued)
          4,678  AGGREKO PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                       $            24,849
          3,479  ALLIANCE UNICHEM PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                  65,750
          5,500  AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 32,368
          9,212  AMVESCAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                         84,366
         20,144  ANGLO AMERICAN PLC (COAL MINING)                                                                         826,218
         21,729  ARM HOLDINGS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                45,506
          2,160  ARRIVA PLC (TRANSPORTATION BY AIR)                                                                        23,826
          4,330  ASSOCIATED BRITISH PORTS HOLDINGS PLC (WATER TRANSPORTATION)                                              72,304
         22,321  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                          1,347,259
         33,553  AVIVA PLC (INSURANCE CARRIERS)                                                                           474,968
         15,216  BAA PLC (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                                         262,524
         45,706  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                  312,514
          6,974  BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       44,299
         91,972  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                 1,045,117
          3,107  BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 54,467
          7,495  BBA GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    36,625
          1,481  BELLWAY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              31,769
          1,398  BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              31,358
         50,149  BG GROUP PLC (OIL & GAS EXTRACTION)                                                                      670,020
         35,050  BHP BILLITON PLC (COAL MINING)                                                                           679,909
          7,231  BOC GROUP PLC (CHEMICALS & ALLIED PRODUCTS)                                                              211,406
          7,303  BOOTS GROUP PLC (HEALTH SERVICES)                                                                        103,921
          1,540  BOVIS HOMES GROUP PLC (BUILDING)                                                                          22,868
        289,245  BP PLC (OIL & GAS EXTRACTION)                                                                          3,372,394
         10,766  BRAMBLES INDUSTRIES PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                        85,607
          3,278  BRITANNIC GROUP PLC (INSURANCE CARRIERS)                                                                  40,614
          8,987  BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)+                                                              56,961
         21,824  BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                          549,666
          7,327  BRITISH LAND COMPANY PLC (REAL ESTATE)                                                                   171,126
         16,001  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                            169,695
          3,325  BRIXTON PLC (REAL ESTATE)                                                                                 29,467
        118,944  BT GROUP PLC (COMMUNICATIONS)                                                                            526,238
          5,029  BUNZL PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                        57,424
          6,880  BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)              54,707
         28,432  CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                          274,188
          9,985  CAPITA GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               85,213
          2,472  CARNIVAL PLC (WATER TRANSPORTATION)                                                                      100,705
          4,775  CARPHONE WAREHOUSE PLC (MEMBERSHIP ORGANIZATIONS)                                                         28,035
          5,393  CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                          32,835
         50,033  CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                         263,918
          2,022  CHARTER PLC (MEMBERSHIP ORGANIZATIONS)+                                                                   30,156
          1,952  CLOSE BROTHERS GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                             32,884
         14,971  COBHAM PLC (TRANSPORTATION BY AIR)                                                                        46,233
          2,550  COLLINS STEWART HOLDINGS PLC (MEMBERSHIP ORGANIZATIONS)                                                   35,791
         31,640  COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                              153,440
          1,844  COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                               17,912
         11,653  CORUS GROUP PLC (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                  98,374
          1,538  CSR PLC (US GOVERNMENT SECURITIES)+                                                                       35,836
          3,963  DAILY MAIL & GENERAL TRUST (COMMUNICATIONS)                                                               44,997
          3,096  DAVIS SERVICE GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          27,008
          3,029  DE LA RUE PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                  30,615
         40,492  DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                     681,019
         25,726  DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                        90,864
          7,143  ELECTROCOMPONENTS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                30,612
          3,536  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                       55,678
         11,014  EMI GROUP PLC (AMUSEMENT & RECREATION SERVICES)                                                           61,866
          4,719  ENTERPRISE INNS PLC (EATING & DRINKING PLACES)                                                            82,727
          5,841  FIRST CHOICE HOLIDAYS PLC (PERSONAL SERVICES)                                                             24,708
          5,086  FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                  44,110
         10,694  FKI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                          21,160
         23,179  FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                                                                76,618
          9,662  GALLAHER GROUP PLC (TOBACCO PRODUCTS)                                                                    150,977

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
UNITED KINGDOM (continued)
          5,423  GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)           $            45,604
         10,394  GKL PLC (TRANSPORTATION EQUIPMENT)                                                                        52,473
         81,449  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                      2,275,819
          2,241  GREAT PORTLAND ESTATES PLC (REAL ESTATE)                                                                  20,720
         15,524  GROUP 4 SECURICOR PLC (SOCIAL SERVICES)                                                                   48,156
         11,788  GUS PLC (GENERAL MERCHANDISE STORES)                                                                     210,574
          4,198  HAMMERSON PLC (REAL ESTATE)                                                                               91,914
         10,005  HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      121,462
         19,601  HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                       48,933
         54,293  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                       943,755
          7,061  HMV GROUP PLC (APPAREL & ACCESSORY STORES)                                                                22,459
        158,657  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                            2,791,614
          6,985  ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                             64,325
          4,612  IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                          42,579
         16,463  IMPERIAL CHEMICAL INDUSTRIES PLC (CHEMICALS & ALLIED PRODUCTS)                                           110,510
          9,708  IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                            299,622
          6,030  INCHCAPE PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                          52,687
          5,086  INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                    88,927
         20,526  INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                              107,988
          2,518  INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             32,594
         90,714  INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                    32,292
            807  INVESTEC PLC (MEMBERSHIP ORGANIZATIONS)                                                                   38,502
         58,214  ITV PLC (COMMUNICATIONS)                                                                                 116,262
         18,947  J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                                117,199
          2,738  JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                         67,188
          5,567  KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                       78,805
          6,076  KESA ELECTRICALS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                32,472
         32,715  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       144,286
          7,915  LADBROKERS PLC NEW (AMUSEMENT & RECREATION SERVICES)                                                      59,644
          6,422  LAND SECURITIES GROUP PLC (REAL ESTATE)                                                                  213,049
         92,461  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                           219,282
          3,540  LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                                                   69,717
         79,479  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                           781,166
         13,620  LOGICACMG PLC (BUSINESS SERVICES)                                                                         43,950
          2,921  LONDON STOCK EXCHANGE GROUP PLC (MEMBERSHIP ORGANIZATIONS)                                                61,480
          4,094  MAN GROUP PLC (BUSINESS SERVICES)                                                                        192,901
         23,994  MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                                                   260,452
          6,080  MEGGITT PLC (TRANSPORTATION BY AIR)                                                                       35,894
         11,410  MFI FURNITURE PLC (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                        22,788
          4,046  MICHAEL PAGE INTERNATIONAL PLC (MEMBERSHIP ORGANIZATIONS)                                                 26,224
          8,634  MISYS PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        34,327
          1,852  NATIONAL EXPRESS GROUP PLC (TRANSPORTATION SERVICES)                                                      30,412
         37,734  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)+                                                                                              408,203
          3,373  NEXT PLC (APPAREL & ACCESSORY STORES)                                                                    101,794
         75,057  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                      226,585
         11,291  PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   153,777
          3,973  PERSIMMON PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            90,661
          6,673  PREMIER FARNELL PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                21,872
          3,063  PROVIDENT FINANCIAL PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              34,834
         33,879  PRUDENTIAL PLC (INSURANCE CARRIERS)                                                                      382,793
          3,237  PUNCH TAVERNS PLC (EATING & DRINKING PLACES)                                                              52,377
         10,471  RANK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 38,629
          8,489  RECKITT BENCKISER PLC (CHEMICALS & ALLIED PRODUCTS)                                                      317,099
         17,755  REED ELSEVIER PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             179,267
         26,899  RENTOKIL INITIAL PLC (COMMUNICATIONS)                                                                     77,598
         19,144  REUTERS GROUP PLC (COMMUNICATIONS)                                                                       136,295
          8,361  REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                        81,636
         14,795  RIO TINTO PLC (METAL MINING)                                                                             782,198
         25,491  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                               195,153
      1,208,725  ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                         2,291
         38,928  ROYAL & SUN ALLIANCE INSURANCE GROUP (INSURANCE CARRIERS)                                                 96,821
         46,443  ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                             1,527,001
          2,835  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                      95,414

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
UNITED KINGDOM (continued)
         39,070  ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                         $         1,366,225
         12,149  SABMILLER PLC (EATING & DRINKING PLACES)                                                                 218,932
         16,594  SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   70,808
          1,965  SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                        36,700
         11,404  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                       107,498
         11,665  SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                                       248,283
         20,417  SCOTTISH POWER PLC (MEMBERSHIP ORGANIZATIONS)                                                            220,111
          5,949  SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                35,203
          5,212  SEVERN TRENT PLC (WATER TRANSPORTATION)                                                                  112,766
         23,026  SIGNET GROUP PLC (APPAREL & ACCESSORY STORES)                                                             40,877
          6,195  SLOUGH ESTATES PLC (REAL ESTATE)                                                                          70,053
         13,861  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                         106,757
          8,192  SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                134,976
          3,481  SSL INTERNATIONAL PLC (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
                 & OPTICAL)                                                                                                19,134
         14,419  STAGECOACH GROUP PLC (TRANSPORTATION SERVICES)                                                            30,730
          6,928  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                 77,573
          8,276  TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       51,119
        109,707  TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                      677,592
          9,500  TOMKINS PLC (BUSINESS SERVICES)                                                                           50,551
          1,502  TRAVIS PERKINS PLC (BUSINESS SERVICES)                                                                    42,024
          3,378  TRINITY MIRROR PLC (COMMUNICATIONS)                                                                       30,484
         17,142  UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                   385,459
          3,691  UNITED BUSINESS MEDIA PLC (COMMUNICATIONS)                                                                44,198
         12,226  UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                 145,034
        854,050  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                    1,820,169
          2,681  WHITBREAD PLC (EATING & DRINKING PLACES)                                                                  57,813
          3,154  WHITBREAD PLC PREFERRED SHARES B (EATING & DRINKING PLACES)+                                               9,041
          5,893  WILLIAM HILL PLC (AMUSEMENT & RECREATION SERVICES)                                                        68,272
          8,396  WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                         185,225
         15,955  WPP GROUP PLC (BUSINESS SERVICES)                                                                        193,105
          6,228  XSTRATA PLC (MEMBERSHIP ORGANIZATIONS)                                                                   236,097
         10,531  YELL GROUP PLC (COMMUNICATIONS)                                                                           99,610

                                                                                                                       36,575,498
                                                                                                              -------------------

TOTAL COMMON STOCKS (COST $120,470,639)                                                                               158,077,822
                                                                                                              -------------------

RIGHTS - 0.02%
          3,196  ABERTIS INFRAESTRUCTURAS RIGHTS+                                                                           3,802
            692  HENDERSON LAND RIGHTS+                                                                                         0
         36,286  INVENSYS RIGHTS+                                                                                           2,718
          1,091  LINDE RIGHTS+                                                                                              4,214
            360  LOTTOMATICA RIGHTS+                                                                                          700
          3,760  NATIONAL BANK OF GREECE RIGHTS+                                                                           16,880
          1,156  SONAE BONUS RIGHTS+                                                                                        9,951

TOTAL RIGHTS (COST $5,545)                                                                                                 38,265
                                                                                                              -------------------

COLLATERAL FOR SECURITIES LENDING - 6.00%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 6.00%
      9,734,087  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                       9,734,087
                                                                                                              -------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $9,734,087)                                                               9,734,087
                                                                                                              -------------------

SHORT-TERM INVESTMENTS - 1.69%
      2,744,352  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            2,744,352
                                                                                                              -------------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,744,352)                                                                          2,744,352
                                                                                                              -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $132,954,623)*                                    105.08%                                               $       170,594,526

OTHER ASSETS AND LIABILITIES, NET                        (5.08)                                                        (8,242,233)
                                                       -------                                                -------------------

TOTAL NET ASSETS                                        100.00%                                               $       162,352,293
                                                       -------                                                -------------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,744,352.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                       VALUE
COMMON STOCKS - 93.38%

AUSTRALIA - 4.67%
         213,500  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            $         1,261,286
         193,800  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)<<                                              1,172,267
          24,600  COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                811,829
         228,400  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            568,577
          25,200  NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                               658,412
         228,000  QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                  501,505
         127,900  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                 1,150,017
         561,900  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)<<                                                        1,536,580

                                                                                                                        7,660,473
                                                                                                              -------------------

AUSTRIA - 0.80%
           8,700  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)+<<            1,321,975
                                                                                                              -------------------

BELGIUM - 1.23%
           7,700  DEXIA SA (DEPOSITORY INSTITUTIONS)+                                                                     185,155
          53,700  FORTIS (DEPOSITORY INSTITUTIONS)                                                                      1,828,395

                                                                                                                        2,013,550
                                                                                                              -------------------

DENMARK - 0.39%
          16,800  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                               639,523
                                                                                                              -------------------

FINLAND - 1.40%
           8,860  KEMIRA GROWHOW OYJ (CHEMICALS & ALLIED PRODUCTS)                                                         50,429
          41,700  KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)                                                                685,373
          51,800  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                            1,564,939

                                                                                                                        2,300,741
                                                                                                              -------------------

FRANCE - 9.46%
              48  ARKEMA (OIL & GAS EXTRACTION)+                                                                            1,873
           6,753  ASSURANCES GENERALES DE FRANCE (INSURANCE CARRIERS)                                                     796,803
          32,300  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                              3,092,303
           7,600  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                    722,740
          32,800  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)<<                                  2,345,165
          10,500  RALLYE SA (GENERAL MERCHANDISE STORES)                                                                  466,693
          21,400  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                 2,299,221
          17,600  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)<<                                                          2,588,798
          23,600  TOTAL SA (OIL & GAS EXTRACTION)                                                                       1,553,049
          24,544  VALEO SA (TRANSPORTATION EQUIPMENT)                                                                     873,981
          22,200  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                   778,021

                                                                                                                       15,518,647
                                                                                                              -------------------

GERMANY - 5.55%
          14,800  ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             824,588
          26,500  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                 2,127,918
          27,600  MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       1,998,788
           6,400  MUENCHENER RUECKVERSICHERUNG GESELLSCHAFT AG (INSURANCE CARRIERS)                                       874,338
          64,800  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                            2,218,764
          53,300  TUI AG (TRANSPORTATION BY AIR)<<                                                                      1,056,006

                                                                                                                        9,100,402
                                                                                                              -------------------

GREECE - 0.21%
          53,100  INTRACOM SA (COMMUNICATIONS)                                                                            353,171
                                                                                                              -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                       VALUE
HONG KONG - 1.23%
         284,000  CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                $           837,413
         147,000  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)<<                                          532,821
         652,500  SMARTONE TELECOMMUNICATIONS HOLDING LIMITED (COMMUNICATIONS)                                            646,930

                                                                                                                        2,017,164
                                                                                                              -------------------

IRELAND - 0.94%
          64,700  IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                       1,539,235
                                                                                                              -------------------

ITALY - 4.00%
          34,300  BANCHE POPOLARI UNITE SCRL (DEPOSITORY INSTITUTIONS)                                                    887,519
          85,500  BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                  SIMILAR MATERIALS)+                                                                                   1,277,311
          78,600  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)<<                                                   2,315,283
          60,000  FIAT SPA (TRANSPORTATION EQUIPMENT)+                                                                    798,895
         225,700  IFIL INVESTMENTS SPA (MISCELLANEOUS SERVICES)<<                                                       1,281,747

                                                                                                                        6,560,755
                                                                                                              -------------------

JAPAN - 22.61%
           8,600  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                               466,673
          11,600  ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                              144,949
         102,800  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                     1,443,548
           2,500  COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                           52,975
         179,000  COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                        805,531
               1  DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                  6
         196,900  DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                       818,983
          42,200  HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                        737,504
          31,600  HITACHI MAXELL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                         435,453
          70,100  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                1,663,068
          49,200  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                1,560,608
          57,800  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                        1,292,974
         243,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                              1,295,264
         237,000  MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                1,480,732
          42,300  NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)<<                                  642,780
          46,000  NIKKO CORDIAL CORPORATION (FINANCIAL)                                                                   588,466
         206,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                         1,504,858
             500  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                             2,451,066
         117,400  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                         1,282,331
          76,000  NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                  630,234
           1,200  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                              1,761,622
         186,000  OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                   1,058,074
          14,100  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                            816,873
          27,000  RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                              529,666
          40,000  RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                   1,048,584
          27,300  SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                     648,864
          42,800  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)<<                                                          502,275
         118,000  SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                                     1,107,410
          47,000  SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                      619,740
         122,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                    1,332,576
           9,000  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                               536,351
         122,000  TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          1,501,014
         154,000  TOHO GAS COMPANY LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                      671,496
          32,900  TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                           908,459
          37,000  TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              418,368
         137,000  TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                     678,775
          19,000  TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                399,292
          62,300  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                   3,260,897

                                                                                                                       37,098,339
                                                                                                              -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                       VALUE
NETHERLANDS - 4.31%
          29,600  ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                              $           809,823
         125,600  AEGON NV (INSURANCE CARRIERS)                                                                         2,147,874
          15,100  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                             814,264
          42,900  ING GROEP NV (FINANCIAL SERVICES)                                                                     1,686,194
          47,800  ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                               1,607,945

                                                                                                                        7,066,100
                                                                                                              -------------------

NORWAY - 0.97%
          50,000  DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                                                           620,492
          31,600  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                  837,604
          10,420  YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                          138,935

                                                                                                                        1,597,031
                                                                                                              -------------------

PORTUGAL - 0.37%
         211,400  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                  600,269
                                                                                                              -------------------

SINGAPORE - 0.79%
         673,878  MOBILONE LIMITED (COMMUNICATIONS)                                                                       881,276
         358,000  NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                     409,375

                                                                                                                        1,290,651
                                                                                                              -------------------

SPAIN - 4.37%
          46,600  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                            958,428
          63,600  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                            928,990
         106,300  ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                       3,696,835
          55,395  REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                  1,586,399

                                                                                                                        7,170,652
                                                                                                              -------------------

SWEDEN - 2.00%
          22,200  FORENINGS SPARBANKEN AB (DEPOSITORY INSTITUTIONS)                                                       583,013
         225,500  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                   2,694,689

                                                                                                                        3,277,702
                                                                                                              -------------------

SWITZERLAND - 6.35%
          10,800  CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                               602,037
           8,600  CONVERIUM HOLDING AG (INSURANCE CARRIERS)                                                                93,910
          51,000  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              2,853,380
           2,500  GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)+                                                          1,073,576
           2,100  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                         807,329
          12,900  SAURER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                     981,309
           3,000  SWISSCOM AG (COMMUNICATIONS)                                                                            987,690
          13,600  UBS AG (FINANCIAL SERVICES)                                                                           1,490,655
           2,000  VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                          433,520
           5,200  VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                              1,102,695

                                                                                                                       10,426,101
                                                                                                              -------------------

UNITED KINGDOM - 21.73%
         106,800  ALFRED MCALPINE GROUP PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              880,833
          78,300  ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                    1,688,293
          22,300  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                         1,345,992
         114,500  AVIVA PLC (INSURANCE CARRIERS)                                                                        1,620,832
         287,500  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                3,266,985
          48,300  BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)               846,726
          11,431  BOOTS GROUP PLC (HEALTH SERVICES)                                                                       162,660
         164,400  BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           1,412,891

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                       VALUE
UNITED KINGDOM (continued)
         148,400  BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                            $           723,106
         479,687  BT GROUP PLC (COMMUNICATIONS)                                                                         2,122,254
         186,000  DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                  515,931
         430,400  DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                    1,520,173
          78,400  FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                679,949
          78,300  GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      658,449
         220,900  GKL PLC (TRANSPORTATION EQUIPMENT)                                                                    1,115,182
          31,300  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                       874,573
         107,400  HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                   1,303,846
         103,800  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                    1,804,316
         172,200  JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                                                             570,795
         313,300  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                        3,079,293
         237,100  NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                            348,567
         297,600  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                     898,408
         552,800  ROYAL & SUN ALLIANCE INSURANCE GROUP (INSURANCE CARRIERS)                                             1,374,921
         109,400  ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                  3,825,573
          97,800  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                             1,095,066
         104,000  TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                     642,343
         602,600  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                   1,284,273

                                                                                                                       35,662,230
                                                                                                              -------------------

TOTAL COMMON STOCKS (COST $115,131,763)                                                                               153,214,711
                                                                                                              -------------------

COLLATERAL FOR SECURITIES LENDING - 9.72%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 9.72%
      15,954,172  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                     15,954,172
                                                                                                              -------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $15,954,172)                                                             15,954,172
                                                                                                              -------------------

SHORT-TERM INVESTMENTS - 4.28%
       7,017,455  WELLS FARGO ADVANTAGE MONEY MARKET TRUST++~                                                           7,017,455
                                                                                                              -------------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,017,455)                                                                          7,017,455
                                                                                                              -------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $138,103,390)*                                     107.38%                                              $       176,186,338

OTHER ASSETS AND LIABILITIES, NET                         (7.38)                                                      (12,106,706)
                                                        -------                                               -------------------

TOTAL NET ASSETS                                         100.00%                                              $       164,079,632
                                                        -------                                               -------------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,017,455.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 97.19%

AMUSEMENT & RECREATION SERVICES - 1.32%
         47,870  INTERNATIONAL GAME TECHNOLOGY                                                                $         1,816,188
                                                                                                              -------------------

APPAREL & ACCESSORY STORES - 1.00%
         37,800  NORDSTROM INCORPORATED                                                                                 1,379,700
                                                                                                              -------------------

BUSINESS SERVICES - 5.01%
         39,600  CITRIX SYSTEMS INCORPORATED+                                                                           1,589,544
         37,630  MONSTER WORLDWIDE INCORPORATED+                                                                        1,605,296
        121,680  ORACLE CORPORATION+                                                                                    1,763,143
         46,630  ROBERT HALF INTERNATIONAL INCORPORATED                                                                 1,958,460

                                                                                                                        6,916,443
                                                                                                              -------------------

CHEMICALS & ALLIED PRODUCTS - 12.95%
         27,440  AMGEN INCORPORATED+                                                                                    1,789,911
         34,090  BIOGEN IDEC INCORPORATED+                                                                              1,579,390
         26,770  GENENTECH INCORPORATED+                                                                                2,189,786
         32,450  GILEAD SCIENCES INCORPORATED+                                                                          1,919,742
         38,960  HOSPIRA INCORPORATED+                                                                                  1,672,942
         47,950  MERCK & COMPANY INCORPORATED                                                                           1,746,818
         20,820  MONSANTO COMPANY                                                                                       1,752,836
         35,370  ROHM & HAAS COMPANY                                                                                    1,772,744
         87,250  SCHERING-PLOUGH CORPORATION                                                                            1,660,368
         40,210  WYETH                                                                                                  1,785,726

                                                                                                                       17,870,263
                                                                                                              -------------------

COAL MINING - 1.05%
         26,030  PEABODY ENERGY CORPORATION<<                                                                           1,451,172
                                                                                                              -------------------

COMMUNICATIONS - 3.84%
         59,330  AT&T INCORPORATED<<                                                                                    1,654,713
         54,720  COMCAST CORPORATION CLASS A+<<                                                                         1,791,533
         32,860  NII HOLDINGS INCORPORATED+<<                                                                           1,852,647

                                                                                                                        5,298,893
                                                                                                              -------------------

DEPOSITORY INSTITUTIONS - 2.68%
         36,430  CITIGROUP INCORPORATED                                                                                 1,757,383
         27,610  PNC FINANCIAL SERVICES GROUP                                                                           1,937,394

                                                                                                                        3,694,777
                                                                                                              -------------------

ELECTRIC, GAS & SANITARY SERVICES - 2.73%
         33,460  TXU CORPORATION                                                                                        2,000,574
         49,380  WASTE MANAGEMENT INCORPORATED                                                                          1,771,754

                                                                                                                        3,772,328
                                                                                                              -------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.91%
         84,450  CISCO SYSTEMS INCORPORATED+                                                                            1,649,308
         21,280  COOPER INDUSTRIES LIMITED CLASS A                                                                      1,977,338
         21,580  EMERSON ELECTRIC COMPANY                                                                               1,808,620
         54,140  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                          1,591,716
         45,350  HARRIS CORPORATION<<                                                                                   1,882,478
         37,250  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                1,396,875
         39,180  QUALCOMM INCORPORATED                                                                                  1,569,943

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         59,330  TEXAS INSTRUMENTS INCORPORATED                                                               $         1,797,106

                                                                                                                       13,673,384
                                                                                                              -------------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.36%
         20,270  JACOBS ENGINEERING GROUP INCORPORATED+                                                                 1,614,303
         27,500  QUEST DIAGNOSTICS INCORPORATED                                                                         1,647,800

                                                                                                                        3,262,103
                                                                                                              -------------------

FOOD & KINDRED PRODUCTS - 2.22%
         35,700  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                  1,627,563
         34,900  ARCHER-DANIELS-MIDLAND COMPANY                                                                         1,440,672

                                                                                                                        3,068,235
                                                                                                              -------------------

FOOD STORES - 1.33%
         48,770  STARBUCKS CORPORATION+                                                                                 1,841,555
                                                                                                              -------------------

GENERAL MERCHANDISE STORES - 2.21%
         20,960  JC PENNEY COMPANY INCORPORATED                                                                         1,415,010
         10,530  SEARS HOLDINGS CORPORATION+                                                                            1,630,465

                                                                                                                        3,045,475
                                                                                                              -------------------

HOLDING & OTHER INVESTMENT OFFICES - 1.34%
         84,836  HOST HOTELS & RESORTS INCORPORATED                                                                     1,855,367
                                                                                                              -------------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.19%
         30,040  BEST BUY COMPANY INCORPORATED                                                                          1,647,394
                                                                                                              -------------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.93%
         24,980  LAS VEGAS SANDS CORPORATION+<<                                                                         1,944,943
         49,940  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                            1,903,713
         26,080  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                                     1,573,667

                                                                                                                        5,422,323
                                                                                                              -------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.68%
        108,400  APPLIED MATERIALS INCORPORATED<<                                                                       1,764,752
         21,550  BAKER HUGHES INCORPORATED                                                                              1,763,868
         29,110  CATERPILLAR INCORPORATED                                                                               2,168,113
         54,390  HEWLETT-PACKARD COMPANY                                                                                1,723,075
         19,690  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            1,512,586
         32,060  JOY GLOBAL INCORPORATED                                                                                1,670,005

                                                                                                                       10,602,399
                                                                                                              -------------------

INSURANCE CARRIERS - 4.25%
         31,820  ALLSTATE CORPORATION                                                                                   1,741,509
         19,330  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED<<                                                       1,635,318
         22,530  LOEWS CORPORATION                                                                                        798,688
         30,340  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                 1,688,421

                                                                                                                        5,863,936
                                                                                                              -------------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.91%
         56,720  AGILENT TECHNOLOGIES INCORPORATED+                                                                     1,790,083
         26,490  BECTON DICKINSON & COMPANY                                                                             1,619,334

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
         27,640  ROCKWELL AUTOMATION INCORPORATED                                                             $         1,990,356

                                                                                                                        5,399,773
                                                                                                              -------------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 1.30%
         22,940  VULCAN MATERIALS COMPANY                                                                               1,789,320
                                                                                                              -------------------

MISCELLANEOUS RETAIL - 1.16%
         42,130  OFFICE DEPOT INCORPORATED+                                                                             1,600,940
                                                                                                              -------------------

MOTION PICTURES - 2.40%
         86,950  NEWS CORPORATION CLASS A                                                                               1,667,701
         54,950  WALT DISNEY COMPANY<<                                                                                  1,648,500

                                                                                                                        3,316,201
                                                                                                              -------------------

OIL & GAS EXTRACTION - 5.14%
         44,180  BJ SERVICES COMPANY                                                                                    1,646,147
         29,120  HALLIBURTON COMPANY                                                                                    2,160,995
         24,110  NOBLE CORPORATION<<                                                                                    1,794,266
         22,970  SCHLUMBERGER LIMITED                                                                                   1,495,577

                                                                                                                        7,096,985
                                                                                                              -------------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.15%
         23,900  VALERO ENERGY CORPORATION                                                                              1,589,828
                                                                                                              -------------------

PRIMARY METAL INDUSTRIES - 1.18%
         50,400  ALCOA INCORPORATED                                                                                     1,630,944
                                                                                                              -------------------

RAILROAD TRANSPORTATION - 1.07%
         15,850  UNION PACIFIC CORPORATION                                                                              1,473,416
                                                                                                              -------------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.55%
         98,970  CHARLES SCHWAB CORPORATION                                                                             1,581,541
         10,980  GOLDMAN SACHS GROUP INCORPORATED                                                                       1,651,721
         25,630  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                  1,669,794

                                                                                                                        4,903,056
                                                                                                              -------------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.22%
         69,710  CORNING INCORPORATED+                                                                                  1,686,285
                                                                                                              -------------------

TOBACCO PRODUCTS - 1.23%
         33,040  LOEWS CORPORATION - CAROLINA GROUP                                                                     1,697,265
                                                                                                              -------------------

TRANSPORTATION EQUIPMENT - 6.88%
         29,540  BOEING COMPANY                                                                                         2,419,621
         26,230  GENERAL DYNAMICS CORPORATION                                                                           1,717,016
         20,910  JOHNSON CONTROLS INCORPORATED                                                                          1,719,220
         24,270  LOCKHEED MARTIN CORPORATION                                                                            1,741,130
         20,620  TEXTRON INCORPORATED                                                                                   1,900,752

                                                                                                                        9,497,739
                                                                                                              -------------------

TOTAL COMMON STOCKS (COST $124,463,822)                                                                               134,163,687
                                                                                                              -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
COLLATERAL FOR SECURITIES LENDING - 13.39%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.72%
        295,943  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                       $           295,943
        696,871  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          696,870

                                                                                                                          992,813
                                                                                                              -------------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 12.67%
$        30,506  ALLIANCE & LEICESTER PLC                                             5.55       10/25/2006                29,985
         62,398  AMERICAN GENERAL FINANCE+++/-                                        5.23       07/13/2007                62,428
         74,136  ATLANTIC ASSET SECURITIZATION CORPORATION++                          5.28       07/07/2006                74,093
        173,329  ATLAS CAPITAL FUNDING CORPORATION+/-++                               5.27       12/22/2006               173,329
        173,329  ATLAS CAPITAL FUNDING CORPORATION+/-++                               5.30       10/20/2006               173,329
        103,997  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    5.11       08/04/2006               104,000
        346,658  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                      5.11       11/03/2006               346,658
        173,329  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    5.30       04/25/2007               173,324
        134,975  ATOMIUM FUNDING CORPORATION++                                        5.28       08/07/2006               134,278
        734,915  ATOMIUM FUNDING CORPORATION++                                        5.35       08/02/2006               731,689
        173,329  BANCO SANTANDER TOTTA LN+/-++                                        5.28       07/16/2007               173,329
        173,329  BANK OF AMERICA NA+/-                                                5.36       06/19/2007               173,303
         20,799  BEAR STEARNS COMPANY+/-                                              5.18       08/05/2006                20,799
        207,995  BEAR STEARNS COMPANY+/-                                              5.37       10/04/2006               207,995
      3,118,465  BNP PARIBAS REPURCHASE AGREEMENT
                 (MATURITY VALUE $3,119,858)                                          5.36       07/03/2006             3,118,465
        606,583  BUCKINGHAM CDO II LLC++                                              5.33       07/21/2006               604,981
        346,658  BUCKINGHAM CDO LLC                                                   5.04       07/24/2006               345,590
         41,370  BUCKINGHAM CDO LLC++                                                 5.33       07/21/2006                41,261
         38,375  CAIRN HIGH GRADE FUNDING I LLC                                       5.13       07/05/2006                38,364
         34,666  CAIRN HIGH GRADE FUNDING I LLC                                       5.36       07/11/2006                34,625
        207,995  CC USA INCORPORATED SERIES MTN+/-++                                  5.17       07/14/2006               207,989
         82,519  CEDAR SPRINGS CAPITAL COMPANY++                                      5.17       08/14/2006                82,008
        157,189  CEDAR SPRINGS CAPITAL COMPANY                                        5.32       07/17/2006               156,866
        250,620  CEDAR SPRINGS CAPITAL COMPANY                                        5.38       08/21/2006               248,798
         14,643  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                           5.08       07/21/2006                14,604
        443,723  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                      5.17       07/13/2007               443,723
        201,062  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.32       07/28/2006               200,326
        187,195  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED ++                  5.37       07/14/2006               186,894
        327,731  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.37       07/20/2006               326,915
        174,022  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED ++                  5.37       07/26/2006               173,436
        173,329  CULLINAN FINANCE CORPORATION SERIES MTN+/-++                         5.13       11/15/2006               173,298
        346,658  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                        5.31       06/25/2007               346,658
         17,513  DEER VALLEY FUNDING LLC++                                            5.30       07/17/2006                17,477
        608,427  DEER VALLEY FUNDING LLC                                              5.37       08/07/2006               605,287
        100,364  DEER VALLEY FUNDING LLC++                                            5.42       07/27/2006               100,012
        169,208  DEUTSCHE BANK REPURCHASE AGREEMENT
                 (MATURITY VALUE $169,283)                                            5.30       07/03/2006               169,208
          6,933  DORADA FINANCE INCORPORATED                                          5.24       07/31/2006                 6,905
        346,658  EUREKA SECURITIZATION INCORPORATED++                                 5.28       08/10/2006               344,717
        173,329  FCAR OWNER TRUST SERIES II                                           5.32       08/08/2006               172,409
      1,386,633  FIRST BOSTON REPURCHASE AGREEMENT
                 (MATURITY VALUE $1,387,252)                                          5.36       07/03/2006             1,386,633
        243,007  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.26       08/14/2006               241,503
         24,758  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.42       08/21/2006                24,578
         15,253  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.58       10/27/2006                14,988
        155,622  FOX TROT CDO LIMITED                                                 5.35       07/31/2006               154,984
        214,082  GEORGE STREET FINANCE LLC                                            5.32       07/25/2006               213,393
         20,799  GRAMPIAN FUNDING LLC++                                               5.30       10/02/2006                20,516
         13,866  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                          5.42       05/15/2007                13,870
         24,266  HBOS TREASURY SERVICES PLC+/-++                                      5.12       01/12/2007                24,287
         97,238  HSBC BANK USA SERIES BKN1+/-                                         5.34       12/14/2006                97,234
         32,066  K2 (USA) LLC SERIES MTN+/-++                                         5.19       07/24/2006                32,067

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       103,997  KAUPTHING BANK SERIES MTN+++/-                                       5.33%      03/20/2007   $           103,881
         13,742  KLIO III FUNDING CORPORATION++                                       5.29       09/01/2006                13,619
        277,327  LEGACY CAPITAL LLC SERIES A++                                        5.31       07/19/2006               276,675
        509,588  LEXINGTON PARKER CAPITAL CORPORATION                                 5.33       08/14/2006               506,433
         13,866  LINKS FINANCE LLC SERIES MTN1+/-++                                   5.13       09/12/2006                13,866
        103,997  LIQUID FUNDING LIMITED+/-++                                          5.07       12/01/2006               103,997
        159,463  LIQUID FUNDING LIMITED+/-++                                          5.16       08/14/2006               159,463
         38,479  LIQUID FUNDING LIMITED++                                             5.45       07/03/2006                38,479
         41,599  LIQUID FUNDING LIMITED SERIES MTN+/-++                               5.15       02/20/2007                41,604
         69,332  MBIA GLOBAL FUNDING LLC+/-++                                         5.27       02/20/2007                69,332
        348,392  MERRILL LYNCH & COMPANY SERIES MTN+/-                                5.28       10/27/2006               348,506
         30,506  MORGAN STANLEY+/-                                                    5.22       11/09/2006                30,507
         41,391  MORGAN STANLEY+/-                                                    5.35       11/24/2006                41,403
        207,995  MORGAN STANLEY+/-                                                    5.38       10/10/2006               207,995
         32,066  MORGAN STANLEY SERIES EXL+/-                                         5.23       08/13/2010                32,073
        346,658  MORTGAGE INTEREST NET TRUST SERIES A1P1                              5.33       07/31/2006               345,237
          6,933  NATIONWIDE BUILDING SOCIETY+/-++                                     5.20       07/21/2006                 6,932
         38,132  NATIONWIDE BUILDING SOCIETY+/-++                                     5.42       12/11/2006                38,149
         10,400  NORDEA NORTH AMERICA INCORPORATED                                    5.41       08/18/2006                10,329
        346,658  NORTHERN ROCK PLC+/-++                                               5.13       02/05/2007               346,676
        199,550  OLD LINE FUNDING LLC++                                               5.17       07/05/2006               199,492
         36,864  PERRY GLOBAL FUNDING LLC SERIES A                                    5.24       08/09/2006                36,662
         28,045  RACERS TRUST 2004-6-MM+/-++                                          5.31       05/22/2006                28,049
        130,669  REGENCY MARKETS # 1 LLC++                                            5.01       07/20/2006               130,344
         75,565  REGENCY MARKETS # 1 LLC++                                            5.30       08/15/2006                75,085
        138,663  SLM CORPORATION+/-++                                                 5.17       05/04/2007               138,665
         34,666  SWEDISH NATIONAL HOUSING FINANCE (SBAB)                              5.01       07/18/2006                34,590
         80,168  TANGO FINANCE CORPORATION SERIES MTN+/-++                            5.19       10/25/2006                80,188
         40,081  TRAVELERS INSURANCE COMPANY+/-                                       5.24       02/09/2007                40,080
        173,329  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL+/-++               5.21       06/15/2007               173,296
        173,329  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/-++               5.16       03/09/2007               173,333
        263,460  US BANK NA SERIES BKNT+/-                                            5.13       07/28/2006               263,397
        153,223  VERSAILLES CDS LLC++                                                 5.17       07/06/2006               153,156
         34,666  VERSAILLES CDS LLC++                                                 5.31       07/17/2006                34,595
         58,564  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE
                 FINANCE)                                                             5.33       07/07/2006                58,530
        173,329  WHITE PINE FINANCE+/-++                                              5.15       07/17/2006               173,329

                                                                                                                       17,491,355
                                                                                                              -------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $18,484,168)                                                             18,484,168
                                                                                                              -------------------
SHARES

SHORT-TERM INVESTMENTS - 7.04%
      9,717,713  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           9,717,713
                                                                                                              -------------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,717,713)                                                                          9,717,713
                                                                                                              -------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $152,665,703)*                                    117.62%                                               $       162,365,568

OTHER ASSETS AND LIABILITIES, NET                       (17.62)                                                       (24,323,612)
                                                       -------                                                -------------------

TOTAL NET ASSETS                                        100.00%                                               $       138,041,956
                                                       -------                                                -------------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,717,713.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 98.35%

APPAREL & ACCESSORY STORES - 2.15%
      1,111,200  KOHL'S CORPORATION+<<                                                                        $        65,694,144
                                                                                                              -------------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 7.54%
      1,960,100  FASTENAL COMPANY<<                                                                                    78,972,429
      1,789,317  HOME DEPOT INCORPORATED                                                                               64,039,656
      1,448,900  LOWE'S COMPANIES INCORPORATED<<                                                                       87,904,763

                                                                                                                      230,916,848
                                                                                                              -------------------

BUSINESS SERVICES - 21.07%
        975,800  AUTOMATIC DATA PROCESSING INCORPORATED                                                                44,252,530
      6,378,270  EBAY INCORPORATED+<<                                                                                 186,819,528
      2,085,600  FIRST DATA CORPORATION                                                                                93,935,424
        214,000  GOOGLE INCORPORATED CLASS A+<<                                                                        89,736,620
      7,904,898  MICROSOFT CORPORATION<<                                                                              184,184,124
      1,396,390  YAHOO! INCORPORATED+<<                                                                                46,080,870

                                                                                                                      645,009,096
                                                                                                              -------------------

CHEMICALS & ALLIED PRODUCTS - 7.65%
      1,266,300  AMGEN INCORPORATED+<<                                                                                 82,600,749
      1,479,700  GENENTECH INCORPORATED+<<                                                                            121,039,460
        503,040  GENZYME CORPORATION+<<                                                                                30,710,592

                                                                                                                      234,350,801
                                                                                                              -------------------

EDUCATIONAL SERVICES - 1.12%
        660,975  APOLLO GROUP INCORPORATED CLASS A+<<                                                                  34,152,578
                                                                                                              -------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 13.64%
      6,148,043  CISCO SYSTEMS INCORPORATED+                                                                          120,071,280
      4,379,870  INTEL CORPORATION<<                                                                                   82,998,536
      1,539,200  LINEAR TECHNOLOGY CORPORATION<<                                                                       51,547,808
      5,466,800  NOKIA OYJ ADR<<                                                                                      110,757,368
      1,725,900  TEXAS INSTRUMENTS INCORPORATED                                                                        52,277,511

                                                                                                                      417,652,503
                                                                                                              -------------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.85%
      3,024,300  PAYCHEX INCORPORATED<<                                                                               117,887,214
                                                                                                              -------------------

GENERAL MERCHANDISE STORES - 4.45%
      1,672,560  TARGET CORPORATION                                                                                    81,738,007
      1,128,300  WAL-MART STORES INCORPORATED<<                                                                        54,350,211

                                                                                                                      136,088,218
                                                                                                              -------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.39%
      2,504,300  DELL INCORPORATED+<<                                                                                  61,129,963
      3,894,800  EMC CORPORATION+                                                                                      42,725,956

                                                                                                                      103,855,919
                                                                                                              -------------------

INSURANCE CARRIERS - 3.99%
      2,071,166  AMERICAN INTERNATIONAL GROUP INCORPORATED<<                                                          122,302,352
                                                                                                              -------------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.50%
      4,240,310  MEDTRONIC INCORPORATED                                                                               198,955,345
                                                                                                              -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
PERSONAL SERVICES - 2.34%
      1,805,350  CINTAS CORPORATION                                                                           $        71,780,716
                                                                                                              --------------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 20.66%
      8,483,637  CHARLES SCHWAB CORPORATION                                                                           135,568,520
      1,286,300  FRANKLIN RESOURCES INCORPORATED                                                                      111,663,703
      1,924,340  GOLDMAN SACHS GROUP INCORPORATED                                                                     289,478,466
        964,500  LEGG MASON INCORPORATED<<                                                                             95,987,040

                                                                                                                      632,697,729
                                                                                                              -------------------

TOTAL COMMON STOCKS (COST $2,558,189,930)                                                                           3,011,343,463
                                                                                                              -------------------

COLLATERAL FOR SECURITIES LENDING - 13.01%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.70%
      6,379,874  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 6,379,874
     15,022,994  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       15,022,994

                                                                                                                       21,402,868
                                                                                                              -------------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 12.31%
$       657,641  ALLIANCE & LEICESTER PLC                                             5.55%      10/25/2006               646,415
      1,345,174  AMERICAN GENERAL FINANCE+++/-                                        5.23       07/13/2007             1,345,806
      1,598,216  ATLANTIC ASSET SECURITIZATION CORPORATION++                          5.28       07/07/2006             1,597,273
      3,736,594  ATLAS CAPITAL FUNDING CORPORATION+/-++                               5.27       12/22/2006             3,736,594
      3,736,594  ATLAS CAPITAL FUNDING CORPORATION+/-++                               5.30       10/20/2006             3,736,594
      2,241,956  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    5.11       08/04/2006             2,242,001
      7,473,188  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                      5.11       11/03/2006             7,473,188
      3,736,594  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    5.30       04/25/2007             3,736,482
      2,909,760  ATOMIUM FUNDING CORPORATION++                                        5.28       08/07/2006             2,894,746
     15,843,158  ATOMIUM FUNDING CORPORATION++                                        5.35       08/02/2006            15,773,607
      3,736,594  BANCO SANTANDER TOTTA LN+/-++                                        5.28       07/16/2007             3,736,594
      3,736,594  BANK OF AMERICA NA+/-                                                5.36       06/19/2007             3,736,033
        448,391  BEAR STEARNS COMPANY+/-                                              5.18       08/05/2006               448,391
      4,483,913  BEAR STEARNS COMPANY+/-                                              5.37       10/04/2006             4,483,913
     67,227,239  BNP PARIBAS REPURCHASE AGREEMENT
                 (MATURITY VALUE $67,257,267)                                         5.36       07/03/2006            67,227,239
     13,076,584  BUCKINGHAM CDO II LLC++                                              5.33       07/21/2006            13,042,062
      7,473,188  BUCKINGHAM CDO LLC                                                   5.04       07/24/2006             7,450,170
        891,850  BUCKINGHAM CDO LLC++                                                 5.33       07/21/2006               889,496
        827,282  CAIRN HIGH GRADE FUNDING I LLC                                       5.13       07/05/2006               827,042
        747,319  CAIRN HIGH GRADE FUNDING I LLC                                       5.36       07/11/2006               746,444
      4,483,913  CC USA INCORPORATED SERIES MTN+/-++                                  5.17       07/14/2006             4,483,778
      1,778,918  CEDAR SPRINGS CAPITAL COMPANY++                                      5.17       08/14/2006             1,767,906
      3,388,642  CEDAR SPRINGS CAPITAL COMPANY                                        5.32       07/17/2006             3,381,696
      5,402,816  CEDAR SPRINGS CAPITAL COMPANY                                        5.38       08/21/2006             5,363,537
        315,667  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                           5.08       07/21/2006               314,834
      9,565,681  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                      5.17       07/13/2007             9,565,681
      4,334,449  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.32       07/28/2006             4,318,585
      4,035,521  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                   5.37       07/14/2006             4,029,024
      7,065,152  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.37       07/20/2006             7,047,560
      3,751,540  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                   5.37       07/26/2006             3,738,898
      3,736,594  CULLINAN FINANCE CORPORATION SERIES MTN+/-++                         5.13       11/15/2006             3,735,921
      7,473,188  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                        5.31       06/25/2007             7,473,188
        377,545  DEER VALLEY FUNDING LLC++                                            5.30       07/17/2006               376,771
     13,116,342  DEER VALLEY FUNDING LLC                                              5.37       08/07/2006            13,048,661
      2,163,637  DEER VALLEY FUNDING LLC++                                            5.42       07/27/2006             2,156,043
      3,647,752  DEUTSCHE BANK REPURCHASE AGREEMENT
                 (MATURITY VALUE $3,649,363)                                          5.30       07/03/2006             3,647,752
        149,464  DORADA FINANCE INCORPORATED                                          5.24       07/31/2006               148,851
      7,473,188  EUREKA SECURITIZATION INCORPORATED++                                 5.28       08/10/2006             7,431,338

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE           VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     3,736,594  FCAR OWNER TRUST SERIES II                                           5.32%      08/08/2006   $         3,716,753
     29,892,752  FIRST BOSTON REPURCHASE AGREEMENT
                 (MATURITY VALUE $29,906,104)                                         5.36       07/03/2006            29,892,752
      5,238,705  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.26       08/14/2006             5,206,277
        533,735  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.42       08/21/2006               529,855
        328,820  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.58       10/27/2006               323,109
      3,354,864  FOX TROT CDO LIMITED                                                 5.35       07/31/2006             3,341,109
      4,615,142  GEORGE STREET FINANCE LLC                                            5.32       07/25/2006             4,600,281
        448,391  GRAMPIAN FUNDING LLC++                                               5.30       10/02/2006               442,284
        298,928  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                          5.42       05/15/2007               299,014
        523,123  HBOS TREASURY SERVICES PLC+/-++                                      5.12       01/12/2007               523,578
      2,096,229  HSBC BANK USA SERIES BKN1+/-                                         5.34       12/14/2006             2,096,145
        691,270  K2 (USA) LLC SERIES MTN+/-++                                         5.19       07/24/2006               691,291
      2,241,956  KAUPTHING BANK SERIES MTN+++/-                                       5.33       03/20/2007             2,239,445
        296,237  KLIO III FUNDING CORPORATION++                                       5.29       09/01/2006               293,601
      5,978,550  LEGACY CAPITAL LLC SERIES A++                                        5.31       07/19/2006             5,964,501
     10,985,586  LEXINGTON PARKER CAPITAL CORPORATION                                 5.33       08/14/2006            10,917,585
        298,928  LINKS FINANCE LLC SERIES MTN1+/-++                                   5.13       09/12/2006               298,928
      2,241,956  LIQUID FUNDING LIMITED+/-++                                          5.07       12/01/2006             2,241,956
      3,437,666  LIQUID FUNDING LIMITED+/-++                                          5.16       08/14/2006             3,437,666
        829,524  LIQUID FUNDING LIMITED++                                             5.45       07/03/2006               829,524
        896,783  LIQUID FUNDING LIMITED SERIES MTN+/-++                               5.15       02/20/2007               896,881
      1,494,638  MBIA GLOBAL FUNDING LLC+/-++                                         5.27       02/20/2007             1,494,638
      7,510,554  MERRILL LYNCH & COMPANY SERIES MTN+/-                                5.28       10/27/2006             7,513,032
        657,641  MORGAN STANLEY+/-                                                    5.22       11/09/2006               657,654
        892,299  MORGAN STANLEY+/-                                                    5.35       11/24/2006               892,548
      4,483,913  MORGAN STANLEY+/-                                                    5.38       10/10/2006             4,483,913
        691,270  MORGAN STANLEY SERIES EXL+/-                                         5.23       08/13/2010               691,415
      7,473,188  MORTGAGE INTEREST NET TRUST SERIES A1P1                              5.33       07/31/2006             7,442,548
        149,464  NATIONWIDE BUILDING SOCIETY+/-++                                     5.20       07/21/2006               149,449
        822,051  NATIONWIDE BUILDING SOCIETY+/-++                                     5.42       12/11/2006               822,412
        224,196  NORDEA NORTH AMERICA INCORPORATED                                    5.41       08/18/2006               222,667
      7,473,188  NORTHERN ROCK PLC+/-++                                               5.13       02/05/2007             7,473,562
      4,301,866  OLD LINE FUNDING LLC++                                               5.17       07/05/2006             4,300,618
        794,699  PERRY GLOBAL FUNDING LLC SERIES A                                    5.24       08/09/2006               790,360
        604,581  RACERS TRUST 2004-6-MM+/-++                                          5.31       05/22/2006               604,685
      2,816,943  REGENCY MARKETS # 1 LLC++                                            5.01       07/20/2006             2,809,929
      1,629,006  REGENCY MARKETS # 1 LLC++                                            5.30       08/15/2006             1,618,678
      2,989,275  SLM CORPORATION+/-++                                                 5.17       05/04/2007             2,989,305
        747,319  SWEDISH NATIONAL HOUSING FINANCE (SBAB)                              5.01       07/18/2006               745,675
      1,728,249  TANGO FINANCE CORPORATION SERIES MTN+/-++                            5.19       10/25/2006             1,728,681
        864,050  TRAVELERS INSURANCE COMPANY+/-                                       5.24       02/09/2007               864,033
      3,736,594  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL+/-++               5.21       06/15/2007             3,735,884
      3,736,594  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/-++               5.16       03/09/2007             3,736,669
      5,679,623  US BANK NA SERIES BKNT+/-                                            5.13       07/28/2006             5,678,260
      3,303,149  VERSAILLES CDS LLC++                                                 5.17       07/06/2006             3,301,696
        747,319  VERSAILLES CDS LLC++                                                 5.31       07/17/2006               745,787
      1,262,520  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE
                 FINANCE)                                                             5.33       07/07/2006             1,261,775
      3,736,594  WHITE PINE FINANCE+/-++                                              5.15       07/17/2006             3,736,594

                                                                                                                      377,075,116
                                                                                                              -------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $398,477,984)                                                           398,477,984
                                                                                                              -------------------
SHARES

SHORT-TERM INVESTMENTS - 0.80%
   24,341,746  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            24,341,746

TOTAL SHORT-TERM INVESTMENTS (COST $24,341,746)                                                                        24,341,746
                                                                                                              -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,981,009,660)*                                  112.16%                                               $     3,434,163,193

OTHER ASSETS AND LIABILITIES, NET                       (12.16)                                                      (372,295,336)
                                                       -------                                                -------------------

TOTAL NET ASSETS                                        100.00%                                               $     3,061,867,857
                                                       -------                                                -------------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   Security of an affiliate of the fund with a cost of $24,341,746.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 99.10%

AGRICULTURAL PRODUCTION CROPS - 0.19%
          24,710  DELTA & PINE LAND COMPANY                                                                   $          726,474
                                                                                                              ------------------

AMUSEMENT & RECREATION SERVICES - 0.47%
          23,664  BALLY TOTAL FITNESS HOLDING CORPORATION+<<                                                             160,442
          18,851  MULTIMEDIA GAMES INCORPORATED+<<                                                                       190,960
          33,302  PINNACLE ENTERTAINMENT INCORPORATED+                                                                 1,020,706
          15,794  WMS INDUSTRIES INCORPORATED+<<                                                                         432,598

                                                                                                                       1,804,706
                                                                                                              ------------------

APPAREL & ACCESSORY STORES - 1.44%
          10,069  ASHWORTH INCORPORATED+                                                                                  90,621
          15,403  CHILDREN'S PLACE RETAIL STORES INCORPORATED+<<                                                         924,950
          25,156  CHRISTOPHER & BANKS CORPORATION                                                                        729,524
          31,657  DRESS BARN INCORPORATED+<<                                                                             802,505
          30,178  FINISH LINE INCORPORATED CLASS A                                                                       357,006
          30,668  HOT TOPIC INCORPORATED+                                                                                352,989
          10,874  JOS. A. BANK CLOTHIERS INCORPORATED+<<                                                                 260,541
          18,510  STAGE STORES INCORPORATED                                                                              610,830
          21,856  THE CATO CORPORATION CLASS A                                                                           564,977
          22,708  TOO INCORPORATED+                                                                                      871,760

                                                                                                                       5,565,703
                                                                                                              ------------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.15%
          22,666  GYMBOREE CORPORATION+                                                                                  787,870
          17,811  KELLWOOD COMPANY<<                                                                                     521,328
          33,384  PHILLIPS-VAN HEUSEN CORPORATION<<                                                                    1,273,933
          80,770  QUIKSILVER INCORPORATED+<<                                                                             983,779
          23,102  RUSSELL CORPORATION                                                                                    419,532
          17,888  SKECHERS U.S.A. INCORPORATED CLASS A+                                                                  431,280

                                                                                                                       4,417,722
                                                                                                              ------------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.20%
          11,616  MARINEMAX INCORPORATED+<<                                                                              304,688
          20,956  SONIC AUTOMOTIVE INCORPORATED<<                                                                        464,804

                                                                                                                         769,492
                                                                                                              ------------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.09%
          12,478  CENTRAL PARKING CORPORATION                                                                            199,648
           8,413  MIDAS INCORPORATED+                                                                                    154,799

                                                                                                                         354,447
                                                                                                              ------------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.82%
           8,468  M I HOMES INCORPORATED                                                                                 297,058
           3,441  NVR INCORPORATED+<<                                                                                  1,690,391
          46,110  STANDARD-PACIFIC CORPORATION<<                                                                       1,185,027

                                                                                                                       3,172,476
                                                                                                              ------------------

BUSINESS SERVICES - 9.05%
          33,443  AARON RENTS INCORPORATED                                                                               898,948
          26,749  ABM INDUSTRIES INCORPORATED                                                                            457,408
          16,324  ADMINISTAFF INCORPORATED<<                                                                             584,562
          22,045  ADVO INCORPORATED                                                                                      542,527
          16,499  ALTIRIS INCORPORATED+                                                                                  297,642

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
BUSINESS SERVICES (continued)
          26,582  ANSYS INCORPORATED+                                                                         $        1,271,151
          20,906  ARBITRON INCORPORATED                                                                                  801,327
           7,748  BANKRATE INCORPORATED+<<                                                                               292,565
          10,047  BLUE COAT SYSTEMS INCORPORATED+                                                                        169,392
          36,599  BRADY CORPORATION CLASS A                                                                            1,348,307
          21,219  CACI INTERNATIONAL INCORPORATED CLASS A+                                                             1,237,704
          19,642  CAPTARIS INCORPORATED+                                                                                  91,335
          15,363  CARREKER CORPORATION+                                                                                  109,845
          43,606  CERNER CORPORATION+<<                                                                                1,618,219
          37,896  CIBER INCORPORATED+                                                                                    249,735
          32,372  COGNEX CORPORATION<<                                                                                   842,643
          30,323  DENDRITE INTERNATIONAL INCORPORATED+                                                                   280,185
          23,997  DIGITAL INSIGHT CORPORATION+                                                                           822,857
          32,304  EFUNDS CORPORATION+                                                                                    712,303
          38,081  EPICOR SOFTWARE CORPORATION+                                                                           400,993
          23,666  FACTSET RESEARCH SYSTEMS INCORPORATED                                                                1,119,402
          29,264  FILENET CORPORATION+<<                                                                                 788,080
          15,678  GERBER SCIENTIFIC INCORPORATED+                                                                        203,971
          18,210  GEVITY HR INCORPORATED<<                                                                               483,476
          46,443  GLOBAL PAYMENTS INCORPORATED                                                                         2,254,808
          18,934  HEALTHCARE SERVICES GROUP                                                                              396,657
          12,738  HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED+                                                       431,054
          41,156  HYPERION SOLUTIONS CORPORATION+                                                                      1,135,906
          19,285  INFOSPACE INCORPORATED+                                                                                437,191
          26,714  INTERNET SECURITY SYSTEMS+                                                                             503,559
          20,258  JDA SOFTWARE GROUP INCORPORATED+                                                                       284,220
          31,183  KEANE INCORPORATED+                                                                                    389,788
          22,259  KRONOS INCORPORATED+                                                                                   805,998
          37,875  LABOR READY INCORPORATED+                                                                              857,869
          13,068  LOJACK CORPORATION+<<                                                                                  246,463
          19,075  MANHATTAN ASSOCIATES INCORPORATED+<<                                                                   387,032
          14,768  MAPINFO CORPORATION+                                                                                   192,722
          19,544  MIVA INCORPORATED+                                                                                      79,153
          15,401  MRO SOFTWARE INCORPORATED+                                                                             309,098
          31,195  NAPSTER INCORPORATED+                                                                                   96,081
          22,441  NCO GROUP INCORPORATED+                                                                                593,340
          13,752  NEOWARE SYSTEMS INCORPORATED+<<                                                                        169,012
          17,282  NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                                                              54,265
          18,122  ON ASSIGNMENT INCORPORATED+                                                                            166,541
          14,092  OPEN SOLUTIONS INCORPORATED+<<                                                                         374,988
          15,340  PC-TEL INCORPORATED+                                                                                   131,004
          17,600  PHOENIX TECHNOLOGIES LIMITED+                                                                           84,656
          11,039  PORTFOLIO RECOVERY ASSOCIATES INCORPORATED+<<                                                          504,482
          28,539  PROGRESS SOFTWARE CORPORATION+                                                                         668,098
          11,502  QUALITY SYSTEMS INCORPORATED                                                                           423,504
          16,564  RADIANT SYSTEMS INCORPORATED+                                                                          175,081
          14,649  RADISYS CORPORATION+<<                                                                                 321,692
          37,588  SECURE COMPUTING CORPORATION+                                                                          323,257
          10,742  SOURCECORP INCORPORATED+                                                                               266,294
          39,935  SPHERION CORPORATION+                                                                                  364,207
          12,090  SPSS INCORPORATED+                                                                                     388,573
           7,853  STARTEK INCORPORATED                                                                                   117,402
          50,387  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                          537,125
          22,381  TALX CORPORATION                                                                                       489,472
          44,728  THQ INCORPORATED+<<                                                                                    966,125
          16,069  TRADESTATION GROUP INCORPORATED+<<                                                                     203,594
          44,577  UNITED ONLINE INCORPORATED                                                                             534,924
           6,825  VERTRUE INCORPORATED+<<                                                                                293,680
          15,411  VIAD CORPORATION                                                                                       482,364
           5,712  VOLT INFORMATION SCIENCE INCORPORATED+                                                                 266,179
          24,676  WEBEX COMMUNICATIONS INCORPORATED+<<                                                                   876,985

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
BUSINESS SERVICES (continued)
          33,328  WEBSENSE INCORPORATED+<<                                                                    $          684,557

                                                                                                                      34,893,577
                                                                                                              ------------------

CHEMICALS & ALLIED PRODUCTS - 3.57%
          29,640  ALPHARMA INCORPORATED CLASS A                                                                          712,546
          16,637  ARCH CHEMICALS INCORPORATED                                                                            599,764
          24,634  ARQULE INCORPORATED+                                                                                   138,936
          10,558  BRADLEY PHARMACEUTICALS INCORPORATED+<<                                                                107,692
          18,642  CAMBREX CORPORATION                                                                                    388,313
          23,312  CONNECTICS CORPORATION+<<                                                                              274,149
          16,437  DIAGNOSTIC PRODUCTS CORPORATION                                                                        956,140
          23,755  GEORGIA GULF CORPORATION<<                                                                             594,350
          20,423  HB FULLER COMPANY                                                                                      889,830
          21,916  IDEXX LABORATORIES INCORPORATED+                                                                     1,646,549
          47,103  IMMUCOR INCORPORATED+                                                                                  905,791
          17,560  MACDERMID INCORPORATED                                                                                 505,728
          54,248  MGI PHARMA INCORPORATED+<<                                                                           1,166,332
          38,740  NBTY INCORPORATED+<<                                                                                   926,273
          16,446  NOVEN PHARMACEUTICALS INCORPORATED+                                                                    294,383
          20,361  OM GROUP INCORPORATED+                                                                                 628,137
          28,772  OMNOVA SOLUTIONS INCORPORATED+                                                                         163,425
          18,861  PAREXEL INTERNATIONAL CORPORATION+<<                                                                   544,140
           6,193  PENFORD CORPORATION                                                                                    104,662
          64,257  POLYONE CORPORATION+                                                                                   564,176
           6,812  QUAKER CHEMICAL CORPORATION                                                                            127,384
          19,629  SCIELE PHARMA INCORPORATED+<<                                                                          455,197
          10,918  SURMODICS INCORPORATED+<<                                                                              394,249
          28,697  TRONOX INCORPORATED CLASS B                                                                            377,940
           6,877  USANA HEALTH SCIENCES INCORPORATED+<<                                                                  260,638
          12,033  WELLMAN INCORPORATED<<                                                                                  48,613

                                                                                                                      13,775,337
                                                                                                              ------------------

COAL MINING - 0.77%
          56,938  MASSEY ENERGY COMPANY                                                                                2,049,768
          12,951  PENN VIRGINIA CORPORATION                                                                              905,016

                                                                                                                       2,954,784
                                                                                                              ------------------

COMMUNICATIONS - 1.23%
          23,022  ANIXTER INTERNATIONAL INCORPORATED+                                                                  1,092,624
          12,753  AUDIOVOX CORPORATION CLASS A+                                                                          174,206
          34,920  BRIGHTPOINT INCORPORATED+<<                                                                            472,470
          32,337  GENERAL COMMUNICATION INCORPORATED CLASS A+                                                            398,392
          34,507  J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                                                             1,077,309
          44,310  LIVE NATION INCORPORATED+                                                                              902,152
          20,452  NOVATEL WIRELESS INCORPORATED+<<                                                                       212,292
          54,846  RADIO ONE INCORPORATED CLASS D+<<                                                                      405,860

                                                                                                                       4,735,305
                                                                                                              ------------------

COMPUTERS-INTERGRATED SYSTEMS - 0.10%
          21,202  AGILYSYS INCORPORATED                                                                                  381,636
                                                                                                              ------------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.64%
          18,169  CHEMED CORPORATION                                                                                     990,755
          21,846  EMCOR GROUP INCORPORATED+<<                                                                          1,063,245
          18,874  INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+<<                                                        432,026

                                                                                                                       2,486,026
                                                                                                              ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
DEPOSITORY INSTITUTIONS - 7.73%
          12,798  ANCHOR BANCORP WISCONSIN INCORPORATED                                                       $          386,116
          42,243  BANK MUTUAL CORPORATION                                                                                516,210
          31,589  BANKATLANTIC BANCORP INCORPORATED CLASS A                                                              468,781
          22,252  BANKUNITED FINANCIAL CORPORATION CLASS A                                                               679,131
          24,487  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                         683,187
          42,772  BROOKLINE BANCORP INCORPORATED                                                                         588,970
          21,165  CENTRAL PACIFIC FINANCIAL CORPORATION                                                                  819,086
          32,497  CHITTENDEN CORPORATION                                                                                 840,041
          20,753  COMMUNITY BANK SYSTEM INCORPORATED                                                                     418,588
          18,689  DIME COMMUNITY BANCSHARES                                                                              253,610
          14,509  DOWNEY FINANCIAL CORPORATION                                                                           984,436
          42,168  EAST WEST BANCORP INCORPORATED<<                                                                     1,598,589
          15,560  FIDELITY BANKSHARES INCORPORATED                                                                       495,119
          56,128  FIRST BANCORP PUERTO RICO<<                                                                            521,990
          49,029  FIRST COMMONWEALTH FINANCIAL CORPORATION                                                               622,668
           9,123  FIRST INDIANA CORPORATION                                                                              237,472
          34,642  FIRST MIDWEST BANCORP INCORPORATED                                                                   1,284,525
          16,650  FIRST REPUBLIC BANK<<                                                                                  762,570
          11,532  FIRSTFED FINANCIAL CORPORATION+<<                                                                      665,050
          24,698  FLAGSTAR BANCORP INCORPORATED                                                                          394,180
          16,258  FRANKLIN BANK CORPORATION+                                                                             328,249
          22,459  GLACIER BANCORP INCORPORATED                                                                           657,375
          27,494  HANMI FINANCIAL CORPORATION                                                                            534,483
          13,559  HARBOR FLORIDA BANCSHARES INCORPORATED<<                                                               503,581
          13,349  INDEPENDENT BANK CORPORATION                                                                           351,079
          12,808  IRWIN FINANCIAL CORPORATION                                                                            248,347
          16,673  JP MORGAN CHASE & COMPANY+                                                                             182,903
          20,095  MAF BANCORP INCORPORATED                                                                               860,870
               1  MARSHALL & ILSLEY CORPORATION                                                                               24
          13,907  NARA BANK NATIONAL ASSOCIATION                                                                         260,756
          12,200  PRIVATEBANCORP INCORPORATED<<                                                                          505,202
          17,529  PROSPERITY BANCSHARES INCORPORATED                                                                     576,529
          22,888  PROVIDENT BANKSHARES CORPORATION                                                                       832,894
          51,804  REPUBLIC BANCORP INCORPORATED                                                                          641,854
          52,083  SOUTH FINANCIAL GROUP INCORPORATED                                                                   1,375,512
          13,043  STERLING BANCORPORATION NEW YORK                                                                       254,339
          31,744  STERLING BANCSHARES INCORPORATED TEXAS                                                                 595,200
          24,355  STERLING FINANCIAL CORPORATION                                                                         743,071
          35,931  SUSQUEHANNA BANCSHARES INCORPORATED                                                                    858,751
          52,112  TRUSTCO BANK CORPORATION NY<<                                                                          574,274
          65,603  UCBH HOLDINGS INCORPORATED                                                                           1,085,074
          39,885  UMPQUA HOLDINGS CORPORATION                                                                          1,023,050
          25,515  UNITED BANKSHARES INCORPORATED                                                                         934,614
          45,625  WHITNEY HOLDING CORPORATION                                                                          1,613,756
          10,579  WILSHIRE BANCORP INCORPORATED                                                                          190,634
          16,859  WINTRUST FINANCIAL CORPORATION                                                                         857,280

                                                                                                                      29,810,020
                                                                                                              ------------------

DURABLE GOODS - CONSUMER - 0.02%
          14,952  STURM, RUGER & COMPANY INCORPORATED<<                                                                   93,450
                                                                                                              ------------------

EATING & DRINKING PLACES - 2.13%
          23,120  CEC ENTERTAINMENT INCORPORATED+                                                                        742,614
          12,760  IHOP CORPORATION                                                                                       613,501
          24,549  JACK IN THE BOX INCORPORATED+                                                                          962,321
          11,830  LANDRY'S RESTAURANTS INCORPORATED<<                                                                    383,883
          12,620  LONE STAR STEAKHOUSE & SALOON INCORPORATED                                                             331,023
          16,039  O'CHARLEYS INCORPORATED+                                                                               272,663
          18,417  P.F. CHANG'S CHINA BISTRO INCORPORATED+<<                                                              700,214
          16,073  PAPA JOHNS INTERNATIONAL INCORPORATED+                                                                 533,624
          23,542  RARE HOSPITALITY INTERNATIONAL INCORPORATED+                                                           677,068

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
EATING & DRINKING PLACES (continued)
          10,102  RED ROBIN GOURMET BURGERS INCORPORATED+<<                                                   $         429,941
          29,296  RYAN'S RESTAURANT GROUP INCORPORATED+                                                                 348,915
          59,603  SONIC CORPORATION+                                                                                  1,239,146
          19,554  STEAK N SHAKE COMPANY+                                                                                296,048
          43,419  TRIARC COMPANIES INCORPORATED CLASS B                                                                 678,639

                                                                                                                      8,209,600
                                                                                                              -----------------

EDUCATIONAL SERVICES - 0.09%
          16,032  UNIVERSAL TECHNICAL INSTITUTE INCORPORATED+                                                           353,025
                                                                                                              -----------------

ELECTRIC, GAS & SANITARY SERVICES - 4.91%
          21,018  ALLETE INCORPORATED<<                                                                                 995,202
          11,686  AMERICAN STATES WATER COMPANY                                                                         416,606
          56,363  ATMOS ENERGY CORPORATION                                                                            1,573,091
          33,967  AVISTA CORPORATION                                                                                    775,467
           7,973  CASCADE NATURAL GAS CORPORATION                                                                       168,151
           6,997  CENTRAL VERMONT PUBLIC SERVICE                                                                        129,304
           9,414  CH ENERGY GROUP INCORPORATED                                                                          451,872
          35,008  CLECO CORPORATION                                                                                     813,936
          33,619  EL PASO ELECTRIC COMPANY+                                                                             677,759
          51,026  ENERGEN CORPORATION                                                                                 1,959,909
           3,649  GREEN MOUNTAIN POWER CORPORATION                                                                      124,029
          14,812  LACLEDE GROUP INCORPORATED                                                                            508,940
          19,465  NEW JERSEY RESOURCES                                                                                  910,573
          19,153  NORTHWEST NATURAL GAS COMPANY                                                                         709,236
          52,283  PIEDMONT NATURAL GAS COMPANY<<                                                                      1,270,477
          20,254  SOUTH JERSEY INDUSTRIES INCORPORATED                                                                  554,757
          68,370  SOUTHERN UNION COMPANY                                                                              1,850,084
          27,818  SOUTHWEST GAS CORPORATION                                                                             871,816
          73,141  UGI CORPORATION                                                                                     1,800,731
           9,001  UIL HOLDINGS CORPORATION                                                                              506,666
          24,354  UNISOURCE ENERGY CORPORATION                                                                          758,627
          30,927  WASTE CONNECTIONS INCORPORATED+<<                                                                   1,125,743

                                                                                                                     18,952,976
                                                                                                              -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.52%
          17,955  ACTEL CORPORATION+                                                                                    257,654
          31,183  ACUITY BRANDS INCORPORATED<<                                                                        1,213,330
          79,202  ADAPTEC INCORPORATED+                                                                                 343,737
          20,473  ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                              271,062
          52,223  AEROFLEX INCORPORATED+                                                                                609,442
          14,221  AO SMITH CORPORATION                                                                                  659,286
           8,173  APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                139,268
          26,000  ATMI INCORPORATED+                                                                                    640,120
          19,007  BALDOR ELECTRIC COMPANY                                                                               594,729
           8,174  BEL FUSE INCORPORATED CLASS B<<                                                                       268,189
          44,638  BENCHMARK ELECTRONICS INCORPORATED+<<                                                               1,076,669
          17,748  C&D TECHNOLOGIES INCORPORATED<<                                                                       133,465
          33,333  C-COR INCORPORATED+                                                                                   257,331
           7,194  CATAPULT COMMUNICATIONS CORPORATION+                                                                   78,415
          18,630  CERADYNE INCORPORATED+<<                                                                              921,999
          27,207  CHECKPOINT SYSTEMS INCORPORATED+                                                                      604,267
          14,108  COMTECH TELECOMMUNICATIONS CORPORATION+                                                               412,941
          24,924  CTS CORPORATION                                                                                       371,118
          10,763  CUBIC CORPORATION                                                                                     211,062
          26,340  CYMER INCORPORATED+<<                                                                               1,223,756
          13,298  DIODES INCORPORATED+                                                                                  551,069
          13,885  DIONEX CORPORATION+<<                                                                                 758,954
          22,461  DITECH NETWORKS INCORPORATED+                                                                         195,860
          21,035  DSP GROUP INCORPORATED+                                                                               522,720

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
          20,138  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                 $        362,283
          24,218  ESS TECHNOLOGY INCORPORATED+                                                                          52,311
          24,963  EXAR CORPORATION+                                                                                    331,259
          15,147  GREATBATCH INCORPORATED+                                                                             357,469
          51,513  HARMONIC INCORPORATED+                                                                               230,778
          17,814  HUTCHINSON TECHNOLOGY INCORPORATED+<<                                                                385,317
          14,663  INTER-TEL INCORPORATED                                                                               308,803
          15,502  LITTELFUSE INCORPORATED+                                                                             532,959
          20,218  MAGNETEK INCORPORATED+                                                                                54,589
          14,569  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                               224,217
          25,896  METHODE ELECTRONICS INCORPORATED                                                                     272,167
          49,062  MICROSEMI CORPORATION+                                                                             1,196,132
          25,785  MOOG INCORPORATED CLASS A+                                                                           882,346
           3,271  NATIONAL PRESTO INDUSTRIES INCORPORATED                                                              171,008
          13,998  PARK ELECTROCHEMICAL CORPORATION                                                                     360,448
          18,285  PERICOM SEMICONDUCTOR+                                                                               151,765
          28,776  PHOTRONICS INCORPORATED+                                                                             425,885
          20,522  POWER INTEGRATIONS INCORPORATED+                                                                     358,725
          21,352  REGAL-BELOIT CORPORATION                                                                             942,691
          12,103  ROGERS CORPORATION+                                                                                  681,883
         111,400  SKYWORKS SOLUTIONS INCORPORATED+                                                                     613,814
          15,336  STANDARD MICROSYSTEMS CORPORATION+                                                                   334,785
           8,293  SUPERTEX INCORPORATED+<<                                                                             331,222
          31,915  SYMMETRICOM INCORPORATED+                                                                            225,639
          17,368  SYNAPTICS INCORPORATED+<<                                                                            371,675
          28,166  TECHNITROL INCORPORATED                                                                              652,043
           9,199  TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                89,230
          39,750  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                            1,296,247
          15,991  VIASAT INCORPORATED+                                                                                 410,649
          13,473  VICOR CORPORATION                                                                                    223,248

                                                                                                                    25,148,030
                                                                                                              ----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.24%
           8,735  CDI CORPORATION                                                                                      253,315
          13,253  MAXMUS INCORPORATED                                                                                  306,807
          23,033  PER-SE TECHNOLOGIES INCORPORATED+<<                                                                  579,971
          30,852  REGENERON PHARMACEUTICAL INCORPORATED+                                                               395,523
          12,610  SFBC INTERNATIONAL INCORPORATED+<<                                                                   191,168
          39,856  TETRA TECH INCORPORATED+                                                                             707,045
          30,909  URS CORPORATION+                                                                                   1,298,178
          29,387  WATSON WYATT & COMPANY HOLDINGS                                                                    1,032,659

                                                                                                                     4,764,666
                                                                                                              ----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.77%
          24,403  APTARGROUP INCORPORATED                                                                            1,210,633
          17,569  GRIFFON CORPORATION+<<                                                                               458,551
          19,800  MASCOTECH ESCROW INCORPORATED+(a)                                                                          0
           8,910  MATERIAL SCIENCES CORPORATION+                                                                        80,457
          24,482  MOBILE MINI INCORPORATED+<<                                                                          716,343
          14,287  NCI BUILDING SYSTEMS INCORPORATED+<<                                                                 759,640
          55,749  SHAW GROUP INCORPORATED+                                                                           1,549,822
          25,571  SIMPSON MANUFACTURING COMPANY INCORPORATED                                                           921,835
          11,800  VALMONT INDUSTRIES INCORPORATED                                                                      548,582
          17,686  WATTS WATER TECHNOLOGIES INCORPORATED<<                                                              593,365

                                                                                                                     6,839,228
                                                                                                              ----------------

FINANCE COMPANIES - 0.03%
          14,723  REWARDS NETWORK INCORPORATED+                                                                        120,287
                                                                                                              ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
FOOD & KINDRED PRODUCTS - 1.84%
          12,803  AMERICAN ITALIAN PASTA COMPANY CLASS A<<                                                    $         109,594
          51,499  CORN PRODUCTS INTERNATIONAL INCORPORATED                                                            1,575,869
          36,716  FLOWERS FOODS INCORPORATED                                                                          1,051,546
           9,011  HANSEN NATURAL CORPORATION+<<                                                                       1,715,424
           9,439  J & J SNACK FOODS CORPORATION                                                                         312,148
          21,027  LANCE INCORPORATED                                                                                    484,042
           9,600  PEET'S COFFEE & TEA INCORPORATED+                                                                     289,824
          18,393  RALCORP HOLDINGS INCORPORATED+                                                                        782,254
           9,895  SANDERSON FARMS INCORPORATED<<                                                                        276,961
          21,591  TREEHOUSE FOODS INCORPORATED+                                                                         515,809

                                                                                                                      7,113,471
                                                                                                              -----------------

FOOD STORES - 0.45%
          12,616  GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED<<                                                   286,636
          21,784  PANERA BREAD COMPANY+                                                                               1,464,756

                                                                                                                      1,751,392
                                                                                                              -----------------

FURNITURE & FIXTURES - 0.61%
           8,212  BASSETT FURNITURE INDUSTRIES INCORPORATED                                                             152,004
          22,949  ETHAN ALLEN INTERIORS INCORPORATED                                                                    838,786
          35,916  LA-Z-BOY INCORPORATED<<                                                                               502,824
          37,354  SELECT COMFORT CORPORATION+<<                                                                         858,021

                                                                                                                      2,351,635
                                                                                                              -----------------

GENERAL MERCHANDISE STORES - 0.39%
          34,977  CASEY'S GENERAL STORES INCORPORATED                                                                   874,775
          27,734  FRED'S INCORPORATED                                                                                   370,249
          18,468  STEIN MART INCORPORATED                                                                               273,326

                                                                                                                      1,518,350
                                                                                                              -----------------

HEALTH SERVICES - 2.94%
          11,089  AMEDISYS INCORPORATED+<<                                                                              420,273
          20,686  AMSURG CORPORATION+<<                                                                                 470,607
          14,490  CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                263,573
          15,332  CRYOLIFE INCORPORATED+<<                                                                               82,793
          19,038  ENZO BIOCHEM INCORPORATED+<<                                                                          287,093
          13,590  GENESIS HEALTHCARE CORPORATION+                                                                       643,758
          18,685  GENTIVA HEALTH SERVICES INCORPORATED+                                                                 299,521
          23,971  HEALTHWAYS INCORPORATED+<<                                                                          1,261,833
          45,985  HOOPER HOLMES INCORPORATED                                                                            140,254
          20,251  INVENTIV HEALTH INCORPORATED+                                                                         582,824
          14,416  LCA-VISION INCORPORATED<<                                                                             762,724
          14,565  MATRIA HEALTHCARE INCORPORATED+<<                                                                     311,982
          22,781  NAUTILUS GROUP INCORPORATED<<                                                                         357,890
          24,005  ODYSSEY HEALTHCARE INCORPORATED+                                                                      421,768
          33,685  PEDIATRIX MEDICAL GROUP INCORPORATED+<<                                                             1,525,930
          11,790  REHABCARE GROUP INCORPORATED+                                                                         204,910
          34,604  SIERRA HEALTH SERVICES INCORPORATED+<<                                                              1,558,218
          29,364  SUNRISE SENIOR LIVING INCORPORATED+<<                                                                 811,915
          30,843  UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+<<                                                927,449

                                                                                                                     11,335,315
                                                                                                              -----------------

HOLDING & OTHER INVESTMENT OFFICES - 3.07%
           9,094  4KIDS ENTERTAINMENT INCORPORATED+                                                                     147,414
          22,063  ACADIA REALTY TRUST                                                                                   521,790
          31,771  COLONIAL PROPERTIES TRUST<<                                                                         1,569,487

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
          15,411  EASTGROUP PROPERTIES INCORPORATED                                                           $          719,385
          18,372  ENTERTAINMENT PROPERTIES TRUST                                                                         790,915
          15,900  ESSEX PROPERTY TRUST INCORPORATED                                                                    1,775,394
          22,361  GLENBOROUGH REALTY TRUST INCORPORATED                                                                  481,656
          22,080  KILROY REALTY CORPORATION                                                                            1,595,280
          14,117  LTC PROPERTIES INCORPORATED                                                                            315,515
          40,199  NATIONAL RETAIL PROPERTIES INCORPORATED                                                                801,970
           9,851  PARKWAY PROPERTIES INCORPORATED                                                                        448,220
          32,844  SHURGARD STORAGE CENTERS INCORPORATED                                                                2,052,750
          12,302  SOVRAN SELF STORAGE INCORPORATED                                                                       624,819

                                                                                                                      11,844,595
                                                                                                              ------------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.42%
          21,048  BELL MICROPRODUCTS INCORPORATED+<<                                                                     114,080
          15,324  COST PLUS INCORPORATED+<<                                                                              224,650
          18,243  GUITAR CENTER INCORPORATED+<<                                                                          811,266
          15,640  HAVERTY FURNITURE COMPANIES INCORPORATED                                                               245,392
          18,107  TUESDAY MORNING CORPORATION<<                                                                          238,107

                                                                                                                       1,633,495
                                                                                                              ------------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.42%
          25,027  AZTAR CORPORATION+                                                                                   1,300,403
          15,136  MARCUS CORPORATION                                                                                     316,040

                                                                                                                       1,616,443
                                                                                                              ------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.95%
          12,451  A.S.V. INCORPORATED+<<                                                                                 286,871
          12,656  ASTEC INDUSTRIES INCORPORATED+                                                                         431,823
          70,137  AXCELIS TECHNOLOGIES INCORPORATED+                                                                     413,808
          12,136  BLACK BOX CORPORATION                                                                                  465,173
          35,518  BRIGGS & STRATTON CORPORATION<<                                                                      1,104,965
          51,834  BROOKS AUTOMATION INCORPORATED+                                                                        611,641
           5,694  DRIL-QUIP INCORPORATED+                                                                                469,413
          14,644  ENPRO INDUSTRIES INCORPORATED+<<                                                                       492,038
          36,361  GARDNER DENVER INCORPORATED+                                                                         1,399,899
          16,600  GLOBAL IMAGING SYSTEMS INCORPORATED+                                                                   685,248
          13,684  HYDRIL COMPANY+                                                                                      1,074,468
          37,068  IDEX CORPORATION                                                                                     1,749,610
          73,861  JLG INDUSTRIES INCORPORATED<<                                                                        1,661,872
          19,588  KAYDON CORPORATION<<                                                                                   730,828
          21,343  KOMAG INCORPORATED+<<                                                                                  985,620
          39,402  KULICKE & SOFFA INDUSTRIES INCORPORATED+                                                               291,969
          39,917  LENNOX INTERNATIONAL INCORPORATED                                                                    1,057,002
           8,006  LINDSAY MANUFACTURING COMPANY                                                                          217,123
          10,277  LUFKIN INDUSTRIES INCORPORATED                                                                         610,762
          42,513  MANITOWOC COMPANY INCORPORATED                                                                       1,891,828
          26,997  MICROS SYSTEMS INCORPORATED+<<                                                                       1,179,229
          23,019  NETGEAR INCORPORATED+                                                                                  498,361
          25,661  PAXAR CORPORATION+                                                                                     527,847
          10,589  PLANAR SYSTEMS INCORPORATED+                                                                           127,492
           8,101  ROBBINS & MYERS INCORPORATED                                                                           211,760
          17,821  SCANSOURCE INCORPORATED+<<                                                                             522,512
          29,610  TORO COMPANY                                                                                         1,382,787
          16,609  ULTRATECH INCORPORATED+<<                                                                              261,426
          16,642  WATSCO INCORPORATED                                                                                    995,524
          20,660  WOODWARD GOVERNOR COMPANY                                                                              630,337

                                                                                                                      22,969,236
                                                                                                              ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
INSURANCE AGENTS, BROKERS & SERVICE - 0.24%
          25,131  HILB, ROGAL & HAMILTON COMPANY                                                              $          936,632
                                                                                                              ------------------

INSURANCE CARRIERS - 3.11%
          35,894  AMERIGROUP CORPORATION+                                                                              1,114,150
          29,924  CENTENE CORPORATION+                                                                                   704,112
          29,669  DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                          1,078,765
          45,439  FREMONT GENERAL CORPORATION                                                                            843,348
          14,360  INFINITY PROPERTY & CASUALTY CORPORATION                                                               588,760
          11,937  LANDAMERICA FINANCIAL GROUP INCORPORATED                                                               771,130
          38,774  PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                       1,177,179
          14,926  PRESIDENTIAL LIFE CORPORATION                                                                          366,881
          21,665  PROASSURANCE CORPORATION+                                                                            1,043,820
          14,863  RLI CORPORATION                                                                                        716,099
           9,839  SAFETY INSURANCE GROUP INCORPORATED                                                                    467,844
           6,980  SCPIE HOLDINGS INCORPORATED+                                                                           162,285
          19,108  SELECTIVE INSURANCE GROUP INCORPORATED                                                               1,067,564
          12,657  STEWART INFORMATION SERVICES CORPORATION                                                               459,576
          13,553  UNITED FIRE & CASUALTY COMPANY                                                                         408,352
          25,650  ZENITH NATIONAL INSURANCE CORPORATION                                                                1,017,535

                                                                                                                      11,987,400
                                                                                                              ------------------

LEATHER & LEATHER PRODUCTS - 0.44%
          19,831  BROWN SHOE COMPANY INCORPORATED                                                                        675,841
          16,174  GENESCO INCORPORATED+<<                                                                                547,813
          18,112  K-SWISS INCORPORATED                                                                                   483,590

                                                                                                                       1,707,244
                                                                                                              ------------------

LEGAL SERVICES - 0.06%
           6,901  PRE-PAID LEGAL SERVICES INCORPORATED<<                                                                 238,084
                                                                                                              ------------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.55%
          52,957  CHAMPION ENTERPRISES INCORPORATED+                                                                     584,645
           9,768  COACHMEN INDUSTRIES INCORPORATED                                                                       116,630
           8,612  DELTIC TIMBER CORPORATION                                                                              485,459
           4,722  SKYLINE CORPORATION                                                                                    202,007
          11,384  UNIVERSAL FOREST PRODUCTS                                                                              714,118

                                                                                                                       2,102,859
                                                                                                              ------------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 7.66%
          48,484  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<                                                      807,259
           9,687  ANALOGIC CORPORATION                                                                                   451,511
          20,887  ARMOR HOLDINGS INCORPORATED+                                                                         1,145,234
          18,153  ARTHROCARE CORPORATION+<<                                                                              762,608
          16,184  BIOLASE TECHNOLOGY INCORPORATED<<                                                                      135,946
          11,953  BIOSITE INCORPORATED+<<                                                                                545,774
           9,711  CNS INCORPORATED                                                                                       237,920
          21,516  COHERENT INCORPORATED+<<                                                                               725,735
          15,661  COHU INCORPORATED                                                                                      274,851
          19,512  CONMED CORPORATION+                                                                                    403,898
          31,220  COOPER COMPANIES INCORPORATED<<                                                                      1,382,734
          15,206  CYBERONICS INCORPORATED+<<                                                                             324,192
           8,791  DATASCOPE CORPORATION                                                                                  271,114
          15,811  DJ ORTHOPEDICS INCORPORATED+                                                                           582,319
          10,316  EDO CORPORATION<<                                                                                      251,091
          17,659  ESTERLINE TECHNOLOGIES CORPORATION+                                                                    734,438
          17,437  FEI COMPANY+<<                                                                                         395,471
          48,009  FLIR SYSTEMS INCORPORATED+<<                                                                         1,059,079
          32,244  FOSSIL INCORPORATED+<<                                                                                 580,714
          18,679  HAEMONETICS CORPORATION+                                                                               868,760

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
          31,664  HOLOGIC INCORPORATED+<<                                                                     $        1,562,935
           9,920  ICU MEDICAL INCORPORATED+<<                                                                            419,021
          49,001  INPUT OUTPUT INCORPORATED+<<                                                                           463,059
          12,304  INTEGRA LIFESCIENCES HOLDINGS+<<                                                                       477,518
          26,995  INTERMAGNETICS GENERAL CORPORATION+                                                                    728,325
          22,129  INVACARE CORPORATION                                                                                   550,570
          17,613  ITRON INCORPORATED+<<                                                                                1,043,746
           9,988  KEITHLEY INSTRUMENTS INCORPORATED                                                                      127,147
           6,982  KENSEY NASH CORPORATION+<<                                                                             205,969
          47,473  KOPIN CORPORATION+                                                                                     171,378
          13,989  LASERSCOPE+<<                                                                                          431,001
          26,566  MENTOR CORPORATION<<                                                                                 1,155,621
          18,910  MERIT MEDICAL SYSTEMS INCORPORATED+                                                                    260,202
          12,674  MTS SYSTEMS CORPORATION                                                                                500,750
          12,013  OSTEOTECH INCORPORATED+                                                                                 48,533
          11,836  PHOTON DYNAMICS INCORPORATED+                                                                          148,187
          16,059  POLYMEDICA CORPORATION                                                                                 577,482
          11,940  POSSIS MEDICAL INCORPORATED+                                                                           105,191
          52,372  RESMED INCORPORATED+<<                                                                               2,458,865
          50,475  RESPIRONICS INCORPORATED+                                                                            1,727,254
          16,568  RUDOLPH TECHNOLOGIES INCORPORATED+<<                                                                   240,236
          17,599  SONIC SOLUTIONS+<<                                                                                     290,383
          23,780  TELEDYNE TECHNOLOGIES INCORPORATED+                                                                    779,033
          22,271  THERAGENICS CORPORATION+                                                                                75,944
          37,945  TRIMBLE NAVIGATION LIMITED+                                                                          1,693,865
          18,698  VEECO INSTRUMENTS INCORPORATED+<<                                                                      445,760
          22,482  VIASYS HEALTHCARE INCORPORATED+                                                                        575,539
           4,108  VITAL SIGNS INCORPORATED                                                                               203,469
          12,894  X-RITE INCORPORATED<<                                                                                  141,705

                                                                                                                      29,549,336
                                                                                                              ------------------

MEMBERSHIP ORGANIZATIONS - 0.08%
           8,502  KENDLE INTERNATIONAL INCORPORATED+                                                                     312,278
                                                                                                              ------------------

METAL MINING - 0.31%
          15,320  CLEVELAND CLIFFS INCORPORATED<<                                                                      1,214,723
                                                                                                              ------------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.11%
          15,387  AMCOL INTERNATIONAL CORPORATION                                                                        405,447
                                                                                                              ------------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.82%
          21,816  DAKTRONICS INCORPORATED<<                                                                              629,828
          19,124  JAKKS PACIFIC INCORPORATED+                                                                            384,201
          32,676  K2 INCORPORATED+<<                                                                                     357,475
          11,258  LYDALL INCORPORATED+                                                                                   103,799
          14,351  RC2 CORPORATION+                                                                                       554,810
           8,248  RUSS BERRIE & COMPANY INCORPORATED                                                                     101,121
          24,148  SHUFFLE MASTER INCORPORATED+<<                                                                         791,571
           7,729  STANDEX INTERNATIONAL CORPORATION                                                                      234,575

                                                                                                                       3,157,380
                                                                                                              ------------------

MISCELLANEOUS RETAIL - 1.24%
          20,559  CASH AMERICA INTERNATIONAL INCORPORATED                                                                657,888
          13,293  HANCOCK FABRICS INCORPORATED<<                                                                          44,399
          24,989  HIBBETT SPORTING GOODS INCORPORATED+                                                                   597,237
          16,738  JO ANN STORES INCORPORATED+<<                                                                          245,212
          18,660  LONGS DRUG STORES CORPORATION                                                                          851,269
          26,261  SPECTRUM BRANDS INCORPORATED+<<                                                                        339,292
          13,608  STAMPS.COM INCORPORATED+<<                                                                             378,574
          19,113  WORLD FUEL SERVICES CORPORATION                                                                        873,273

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
MISCELLANEOUS RETAIL (continued)
          33,464  ZALE CORPORATION+                                                                           $          806,148

                                                                                                                       4,793,292
                                                                                                              ------------------

MOTION PICTURES - 0.25%
          29,337  AVID TECHNOLOGY INCORPORATED+<<                                                                        977,802
                                                                                                              ------------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.35%
          17,549  ARKANSAS BEST CORPORATION<<                                                                            881,135
          21,866  FORWARD AIR CORPORATION<<                                                                              890,602
          41,700  HEARTLAND EXPRESS INCORPORATED                                                                         746,013
          40,955  LANDSTAR SYSTEM INCORPORATED                                                                         1,934,305
          19,680  OLD DOMINION FREIGHT LINE+                                                                             739,771

                                                                                                                       5,191,826
                                                                                                              ------------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.25%
          18,863  FINANCIAL FEDERAL CORPORATION<<                                                                        524,580
          12,734  WORLD ACCEPTANCE CORPORATION+                                                                          452,312

                                                                                                                         976,892
                                                                                                              ------------------

OIL & GAS EXTRACTION - 5.28%
          18,752  ATWOOD OCEANICS INCORPORATED+<<                                                                        930,099
          33,925  CABOT OIL & GAS CORPORATION                                                                          1,662,301
          57,365  CIMAREX ENERGY COMPANY<<                                                                             2,466,695
          56,048  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+<<                                                         2,262,097
          37,334  OCEANEERING INTERNATIONAL INCORPORATED+<<                                                            1,711,764
          11,308  PETROLEUM DEVELOPMENT CORPORATION+                                                                     426,312
          16,442  REMINGTON OIL & GAS CORPORATION+                                                                       722,955
          14,480  SEACOR HOLDINGS INCORPORATED+<<                                                                      1,188,808
          39,692  ST. MARY LAND & EXPLORATION COMPANY<<                                                                1,597,603
          18,937  STONE ENERGY CORPORATION+                                                                              881,517
          20,234  SWIFT ENERGY COMPANY+                                                                                  868,646
          49,605  TETRA TECH INCORPORATED+                                                                             1,502,535
          32,127  UNIT CORPORATION+                                                                                    1,827,705
          24,878  VERITAS DGC INCORPORATED+<<                                                                          1,283,207
          20,458  W-H ENERGY SERVICES INCORPORATED+                                                                    1,039,880

                                                                                                                      20,372,124
                                                                                                              ------------------

PAPER & ALLIED PRODUCTS - 0.66%
          23,018  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                     175,857
          20,195  CARAUSTAR INDUSTRIES INCORPORATED+                                                                     181,755
          13,765  CHESAPEAKE CORPORATION                                                                                 225,884
          10,255  NEENAH PAPER INCORPORATED                                                                              312,265
          44,183  PLAYTEX PRODUCTS INCORPORATED+                                                                         460,829
          11,347  POPE & TALBOT INCORPORATED                                                                              70,692
          21,860  ROCK-TENN COMPANY CLASS A                                                                              348,667
          10,721  SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                                          232,110
           8,836  STANDARD REGISTER COMPANY                                                                              104,706
          35,505  WAUSAU PAPER CORPORATION                                                                               442,037

                                                                                                                       2,554,802
                                                                                                              ------------------

PERSONAL SERVICES - 0.31%
           6,550  ANGELICA CORPORATION                                                                                   114,887
          19,360  COINSTAR INCORPORATED+<<                                                                               463,478
           3,830  CPI CORPORATION                                                                                        117,581

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
PERSONAL SERVICES (continued)
          14,773  G & K SERVICES INCORPORATED CLASS A                                                         $          506,714

                                                                                                                       1,202,660
                                                                                                              ------------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.05%
          12,658  ELKCORP                                                                                                351,513
          78,650  FRONTIER OIL CORPORATION                                                                             2,548,260
          29,363  HEADWATERS INCORPORATED+<<                                                                             750,518
          11,665  WD-40 COMPANY                                                                                          391,594

                                                                                                                       4,041,885
                                                                                                              ------------------

PHARMACEUTICALS - 0.06%
          42,948  SAVIENT PHARMACEUTICALS INCORPORATED+                                                                  225,477
                                                                                                              ------------------

PRIMARY METAL INDUSTRIES - 3.78%
          21,784  ALERIS INTERNATIONAL INCORPORATED+                                                                     998,796
          29,540  BELDEN CDT INCORPORATED<<                                                                              976,297
          13,478  BRUSH ENGINEERED MATERIALS INCORPORATED+                                                               281,016
          15,365  CARPENTER TECHNOLOGY CORPORATION<<                                                                   1,774,658
          15,980  CENTURY ALUMINUM COMPANY+<<                                                                            570,326
          15,991  CHAPARRAL STEEL COMPANY+<<                                                                           1,151,672
          30,424  CURTISS-WRIGHT CORPORATION                                                                             939,493
          21,377  LONE STAR TECHNOLOGIES INCORPORATED+                                                                 1,154,786
          25,661  MAVERICK TUBE CORPORATION+<<                                                                         1,621,519
          25,597  MUELLER INDUSTRIES INCORPORATED                                                                        845,469
          15,604  NS GROUP INCORPORATED+                                                                                 859,468
          26,391  QUANEX CORPORATION<<                                                                                 1,136,660
          15,811  RTI INTERNATIONAL METALS INCORPORATED+<<                                                               882,886
           7,737  STEEL TECHNOLOGIES INCORPORATED                                                                        150,407
          16,615  TEXAS INDUSTRIES INCORPORATED<<                                                                        882,257
          19,399  TREDEGAR CORPORATION                                                                                   306,892
          10,465  WOLVERINE TUBE INCORPORATED+<<                                                                          38,407

                                                                                                                      14,571,009
                                                                                                              ------------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.40%
          22,080  BOWNE & COMPANY INCORPORATED                                                                           315,744
           8,200  CONSOLIDATED GRAPHICS INCORPORATED+                                                                    426,892
          18,644  JOHN H. HARLAND COMPANY                                                                                811,014

                                                                                                                       1,553,650
                                                                                                              ------------------

RAILROAD TRANSPORTATION - 0.38%
          52,279  KANSAS CITY SOUTHERN+<<                                                                              1,448,128
                                                                                                              ------------------

REAL ESTATE - 0.66%
          15,537  MERITAGE CORPORATION+<<                                                                                734,123
          39,169  NEW CENTURY FINANCIAL CORPORATION                                                                    1,791,982

                                                                                                                       2,526,105
                                                                                                              ------------------

REAL ESTATE INVESTMENT TRUST (REIT) - 0.21%
          36,721  LEXINGTON CORPORATE PROPERTIES TRUST<<                                                                 793,174
                                                                                                              ------------------

RETAIL, TRADE & SERVICES - 0.38%
          37,064  MEN'S WEARHOUSE INCORPORATED<<                                                                       1,123,039
          25,504  STRIDE RITE CORPORATION                                                                                336,398

                                                                                                                       1,459,437
                                                                                                              ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.20%
          20,397  A. SCHULMAN INCORPORATED<<                                                                  $          466,888
           7,563  DECKERS OUTDOOR CORPORATION+<<                                                                         291,629

                                                                                                                         758,517
                                                                                                              ------------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.83%
          30,058  INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                            1,528,750
          42,181  LABRANCHE & COMPANY INCORPORATED+<<                                                                    510,812
          14,428  PIPER JAFFRAY COMPANIES INCORPORATED+                                                                  883,138
          11,108  SWS GROUP INCORPORATED                                                                                 267,925

                                                                                                                       3,190,625
                                                                                                              ------------------

SOFTWARE - 0.14%
           9,559  EPIQ SYSTEMS INCORPORATED+                                                                             159,062
          12,507  MANTECH INTERNATIONAL CORPORATION CLASS A+                                                             385,966

                                                                                                                         545,028
                                                                                                              ------------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.27%
          19,428  APOGEE ENTERPRISES INCORPORATED                                                                        285,592
          13,856  CARBO CERAMICS INCORPORATED<<                                                                          680,745
           9,782  LIBBEY INCORPORATED                                                                                     71,898

                                                                                                                       1,038,235
                                                                                                              ------------------

TELEPHONE SERVICES - 0.13%
          14,870  COMMONWEALTH TELEPHONE ENTERPRISES INCORPORATED                                                        493,089
                                                                                                              ------------------

TEXTILE MILL PRODUCTS - 0.67%
          20,663  ALBANY INTERNATIONAL CORPORATION CLASS A                                                               875,905
          34,203  INTERFACE INCORPORATED+                                                                                391,624
          10,153  OXFORD INDUSTRIES INCORPORATED                                                                         400,130
          38,725  WOLVERINE WORLD WIDE INCORPORATED                                                                      903,454

                                                                                                                       2,571,113
                                                                                                              ------------------

TOBACCO PRODUCTS - 0.07%
          60,519  ALLIANCE ONE INTERNATIONAL INCORPORATED+                                                               268,704
                                                                                                              ------------------

TRANSPORTATION BY AIR - 0.85%
          16,244  BRISTOW GROUP INCORPORATED+                                                                            584,784
          23,340  EGL INCORPORATED+<<                                                                                  1,171,668
          25,413  FRONTIER AIRLINES HOLDINGS INCORPORATED+<<                                                             183,228
          25,103  MESA AIR GROUP INCORPORATED+<<                                                                         247,265
          44,228  SKYWEST INCORPORATED                                                                                 1,096,854

                                                                                                                       3,283,799
                                                                                                              ------------------

TRANSPORTATION EQUIPMENT - 1.82%
          25,323  AAR CORPORATION+<<                                                                                     562,930
           8,877  ARCTIC CAT INCORPORATED                                                                                173,190
          35,964  CLARCOR INCORPORATED                                                                                 1,071,368
          44,296  FLEETWOOD ENTERPRISES INCORPORATED+<<                                                                  333,992
          38,407  GENCORP INCORPORATED+<<                                                                                615,664
          15,181  GROUP 1 AUTOMOTIVE INCORPORATED<<                                                                      855,298
          18,567  MONACO COACH CORPORATION                                                                               235,801
          28,732  POLARIS INDUSTRIES INCORPORATED<<                                                                    1,244,096
           8,210  STANDARD MOTOR PRODUCTS INCORPORATED<<                                                                  68,471
          15,894  SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED                                                         290,701
          11,202  TRIUMPH GROUP INCORPORATED+                                                                            537,696

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
TRANSPORTATION EQUIPMENT (continued)
          21,632  WABASH NATIONAL CORPORATION                                                                 $          332,268
          22,607  WINNEBAGO INDUSTRIES INCORPORATED<<                                                                    701,721

                                                                                                                       7,023,196
                                                                                                              ------------------

TRANSPORTATION SERVICES - 0.18%
          28,705  HUB GROUP INCORPORATED CLASS A+                                                                        704,133
                                                                                                              ------------------

WATER TRANSPORTATION - 0.37%
          36,604  KIRBY CORPORATION+<<                                                                                 1,445,858
                                                                                                              ------------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.52%
          26,724  HAIN CELESTIAL GROUP INCORPORATED+                                                                     688,410
          21,867  MYERS INDUSTRIES INCORPORATED                                                                          375,894
           9,261  NASH FINCH COMPANY<<                                                                                   197,167
          24,009  PERFORMANCE FOOD GROUP COMPANY+<<                                                                      729,393
          15,937  SCHOOL SPECIALTY INCORPORATED+<<                                                                       507,594
          23,571  TRACTOR SUPPLY COMPANY+                                                                              1,302,769
          29,321  UNITED NATURAL FOODS INCORPORATED+<<                                                                   968,179
          21,936  UNITED STATIONERS INCORPORATED+                                                                      1,081,884

                                                                                                                       5,851,290
                                                                                                              ------------------

WHOLESALE TRADE-DURABLE GOODS - 2.16%
           7,136  AM CASTLE & COMPANY                                                                                    230,136
          25,597  APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                                           622,263
          25,025  BARNES GROUP INCORPORATED<<                                                                            499,249
          20,105  BUILDING MATERIALS HOLDINGS CORPORATION<<                                                              560,326
          14,453  DIGI INTERNATIONAL INCORPORATED+                                                                       181,096
          10,616  DREW INDUSTRIES INCORPORATED+                                                                          343,958
          33,521  INSIGHT ENTERPRISES INCORPORATED+                                                                      638,575
          16,683  KAMAN CORPORATION CLASS A                                                                              303,631
          39,935  KNIGHT TRANSPORTATION INCORPORATED<<                                                                   806,687
           3,182  LAWSON PRODUCTS INCORPORATED                                                                           125,434
           9,769  LENOX GROUP INCORPORATED+                                                                               69,262
          32,223  LKQ CORPORATION+                                                                                       612,237
          27,843  OWENS & MINOR INCORPORATED                                                                             796,310
          37,679  PEP BOYS-MANNY, MOE & JACK                                                                             441,975
          36,772  POOL CORPORATION<<                                                                                   1,604,428
          18,089  RYERSON INCORPORATED                                                                                   488,403

                                                                                                                       8,323,970
                                                                                                              ------------------

TOTAL COMMON STOCKS (COST $280,946,128)                                                                              382,260,102
                                                                                                              ------------------

COLLATERAL FOR SECURITIES LENDING - 23.72%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.27%
       1,465,098  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                               1,465,098
       3,449,935  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                      3,449,935

                                                                                                                       4,915,033
                                                                                                              ------------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 22.45%
$        151,023  ALLIANCE & LEICESTER PLC                                             5.55%      10/25/2006             148,445
         308,911  AMERICAN GENERAL FINANCE+++/-                                        5.23       07/13/2007             309,056
         367,020  ATLANTIC ASSET SECURITIZATION CORPORATION++                          5.28       07/07/2006             366,804
         858,085  ATLAS CAPITAL FUNDING CORPORATION+/-++                               5.27       12/22/2006             858,085
         858,085  ATLAS CAPITAL FUNDING CORPORATION+/-++                               5.30       10/20/2006             858,085
         514,851  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    5.11       08/04/2006             514,861

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      1,716,170  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                      5.11%      11/03/2006   $      1,716,170
         858,085  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    5.30       04/25/2007            858,059
         668,208  ATOMIUM FUNDING CORPORATION++                                        5.28       08/07/2006            664,760
       3,638,281  ATOMIUM FUNDING CORPORATION++                                        5.35       08/02/2006          3,622,309
         858,085  BANCO SANTANDER TOTTA LN+/-++                                        5.28       07/16/2007            858,085
         858,085  BANK OF AMERICA NA+/-                                                5.36       06/19/2007            857,956
         102,970  BEAR STEARNS COMPANY+/-                                              5.18       08/05/2006            102,970
       1,029,702  BEAR STEARNS COMPANY+/-                                              5.37       10/04/2006          1,029,702
      15,438,310  BNP PARIBAS REPURCHASE AGREEMENT
                  (MATURITY VALUE $15,445,206)                                         5.36       07/03/2006         15,438,310
       3,002,955  BUCKINGHAM CDO II LLC++                                              5.33       07/21/2006          2,995,027
       1,716,170  BUCKINGHAM CDO LLC                                                   5.04       07/24/2006          1,710,885
         204,808  BUCKINGHAM CDO LLC++                                                 5.33       07/21/2006            204,267
         189,980  CAIRN HIGH GRADE FUNDING I LLC                                       5.13       07/05/2006            189,925
         171,617  CAIRN HIGH GRADE FUNDING I LLC                                       5.36       07/11/2006            171,416
       1,029,702  CC USA INCORPORATED SERIES MTN+/-++                                  5.17       07/14/2006          1,029,671
         408,517  CEDAR SPRINGS CAPITAL COMPANY++                                      5.17       08/14/2006            405,988
         778,180  CEDAR SPRINGS CAPITAL COMPANY                                        5.32       07/17/2006            776,585
       1,240,723  CEDAR SPRINGS CAPITAL COMPANY                                        5.38       08/21/2006          1,231,702
          72,491  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                           5.08       07/21/2006             72,300
       2,196,698  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                      5.17       07/13/2007          2,196,698
         995,379  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.32       07/28/2006            991,736
         926,732  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                   5.37       07/14/2006            925,240
       1,622,467  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.37       07/20/2006          1,618,428
         861,518  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                   5.37       07/26/2006            858,614
         858,085  CULLINAN FINANCE CORPORATION SERIES MTN+/-++                         5.13       11/15/2006            857,931
       1,716,170  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                        5.31       06/25/2007          1,716,170
          86,701  DEER VALLEY FUNDING LLC++                                            5.30       07/17/2006             86,523
       3,012,085  DEER VALLEY FUNDING LLC                                              5.37       08/07/2006          2,996,543
         496,866  DEER VALLEY FUNDING LLC++                                            5.42       07/27/2006            495,122
         837,683  DEUTSCHE BANK REPURCHASE AGREEMENT
                  (MATURITY VALUE $838,053)                                            5.30       07/03/2006            837,683
          34,323  DORADA FINANCE INCORPORATED                                          5.24       07/31/2006             34,183
       1,716,170  EUREKA SECURITIZATION INCORPORATED++                                 5.28       08/10/2006          1,706,560
         858,085  FCAR OWNER TRUST SERIES II                                           5.32       08/08/2006            853,529
       6,864,681  FIRST BOSTON REPURCHASE AGREEMENT
                  (MATURITY VALUE $6,867,748)                                          5.36       07/03/2006          6,864,681
       1,203,035  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.26       08/14/2006          1,195,589
         122,569  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.42       08/21/2006            121,678
          75,512  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.58       10/27/2006             74,200
         770,423  FOX TROT CDO LIMITED                                                 5.35       07/31/2006            767,264
       1,059,838  GEORGE STREET FINANCE LLC                                            5.32       07/25/2006          1,056,426
         102,970  GRAMPIAN FUNDING LLC++                                               5.30       10/02/2006            101,568
          68,647  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                          5.42       05/15/2007             68,667
         120,132  HBOS TREASURY SERVICES PLC+/-++                                      5.12       01/12/2007            120,236
         481,386  HSBC BANK USA SERIES BKN1+/-                                         5.34       12/14/2006            481,367
         158,746  K2 (USA) LLC SERIES MTN+/-++                                         5.19       07/24/2006            158,751
         514,851  KAUPTHING BANK SERIES MTN+++/-                                       5.33       03/20/2007            514,275
          68,029  KLIO III FUNDING CORPORATION++                                       5.29       09/01/2006             67,424
       1,372,936  LEGACY CAPITAL LLC SERIES A++                                        5.31       07/19/2006          1,369,710
       2,522,770  LEXINGTON PARKER CAPITAL CORPORATION                                 5.33       08/14/2006          2,507,154
          68,647  LINKS FINANCE LLC SERIES MTN1+/-++                                   5.13       09/12/2006             68,647
         514,851  LIQUID FUNDING LIMITED+/-++                                          5.07       12/01/2006            514,851
         789,438  LIQUID FUNDING LIMITED+/-++                                          5.16       08/14/2006            789,438
         190,495  LIQUID FUNDING LIMITED++                                             5.45       07/03/2006            190,495
         205,940  LIQUID FUNDING LIMITED SERIES MTN+/-++                               5.15       02/20/2007            205,963
         343,234  MBIA GLOBAL FUNDING LLC+/-++                                         5.27       02/20/2007            343,234
       1,724,751  MERRILL LYNCH & COMPANY SERIES MTN+/-                                5.28       10/27/2006          1,725,320
         151,023  MORGAN STANLEY+/-                                                    5.22       11/09/2006            151,026
         204,911  MORGAN STANLEY+/-                                                    5.35       11/24/2006            204,968
       1,029,702  MORGAN STANLEY+/-                                                    5.38       10/10/2006          1,029,702
         158,746  MORGAN STANLEY SERIES EXL+/-                                         5.23       08/13/2010            158,779
       1,716,170  MORTGAGE INTEREST NET TRUST SERIES A1P1                              5.33       07/31/2006          1,709,134

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         34,323  NATIONWIDE BUILDING SOCIETY+/-++                                     5.20%      07/21/2006   $         34,320
         188,779  NATIONWIDE BUILDING SOCIETY+/-++                                     5.42       12/11/2006            188,862
          51,485  NORDEA NORTH AMERICA INCORPORATED                                    5.41       08/18/2006             51,134
       1,716,170  NORTHERN ROCK PLC+/-++                                               5.13       02/05/2007          1,716,256
         987,896  OLD LINE FUNDING LLC++                                               5.17       07/05/2006            987,610
         182,498  PERRY GLOBAL FUNDING LLC SERIES A                                    5.24       08/09/2006            181,501
         138,838  RACERS TRUST 2004-6-MM+/-++                                          5.31       05/22/2006            138,862
         646,893  REGENCY MARKETS # 1 LLC++                                            5.01       07/20/2006            645,283
         374,091  REGENCY MARKETS # 1 LLC++                                            5.30       08/15/2006            371,719
         686,468  SLM CORPORATION+/-++                                                 5.17       05/04/2007            686,475
         171,617  SWEDISH NATIONAL HOUSING FINANCE (SBAB)                              5.01       07/18/2006            171,240
         396,882  TANGO FINANCE CORPORATION SERIES MTN+/-++                            5.19       10/25/2006            396,981
         198,424  TRAVELERS INSURANCE COMPANY+/-                                       5.24       02/09/2007            198,420
         858,085  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL+/-++               5.21       06/15/2007            857,922
         858,085  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/-++               5.16       03/09/2007            858,102
       1,304,289  US BANK NA SERIES BKNT+/-                                            5.13       07/28/2006          1,303,976
         758,547  VERSAILLES CDS LLC++                                                 5.17       07/06/2006            758,214
         171,617  VERSAILLES CDS LLC++                                                 5.31       07/17/2006            171,265
         289,930  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE
                  FINANCE)                                                             5.33       07/07/2006            289,759
         858,085  WHITE PINE FINANCE LLC+/-++                                          5.15       07/17/2006            858,085

                                                                                                                     86,592,916
                                                                                                               ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $91,507,949)                                                           91,507,949
                                                                                                               ----------------

SHORT-TERM INVESTMENTS - 0.98%
SHARES

MUTUAL FUNDS - 0.87%
       3,367,324  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         3,367,32
                                                                                                               ----------------
PRINCIPAL

US TREASURY BILLS - 0.11%
$        315,000  US TREASURY BILL#^                                                   4.48       08/10/2006            313,454
         100,000  US TREASURY BILL                                                     4.82       11/09/2006             98,242

                                                                                                                        411,696
                                                                                                               ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,779,105)                                                                        3,779,020
                                                                                                               ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $376,233,182)*                                     123.80%                                               $    477,547,071

OTHER ASSETS AND LIABILITIES, NET                        (23.80)                                                    (91,807,758)
                                                        -------                                                ----------------

TOTAL NET ASSETS                                         100.00%                                               $    385,739,313
                                                        -------                                                ----------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,367,324.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                    VALUE
COMMON STOCKS - 97.36%

APPAREL & ACCESSORY STORES - 1.71%
        299,600  CARTER'S INCORPORATED+                                                                       $  7,918,428
      1,597,200  WET SEAL INCORPORATED CLASS A+                                                                  7,794,336

                                                                                                                15,712,764
                                                                                                              ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.81%
        615,400  QUIKSILVER INCORPORATED+                                                                        7,495,573
                                                                                                              ------------

BUSINESS SERVICES - 15.39%
        377,400  ACCESS INTEGRATED TECHNOLOGIES INCORPORATED+<<                                                  3,702,294
        374,700  AQUANTIVE INCORPORATED+<<                                                                       9,491,151
        303,500  BRADY CORPORATION CLASS A                                                                      11,180,940
        474,500  COGENT INCORPORATED+<<                                                                          7,150,715
        892,500  EPICOR SOFTWARE CORPORATION+                                                                    9,398,025
        500,500  GERBER SCIENTIFIC INCORPORATED+                                                                 6,511,505
        293,050  HYPERION SOLUTIONS CORPORATION+                                                                 8,088,180
        122,700  ICT GROUP INCORPORATED+                                                                         3,009,831
      1,169,200  LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                           6,465,676
        207,600  MARCHEX INCORPORATED CLASS B+                                                                   3,410,868
      1,060,100  OPENTV CORPORATION CLASS A+                                                                     4,123,789
        783,900  OPSWARE INCORPORATED+                                                                           6,459,336
        837,040  PARAMETRIC TECHNOLOGY CORPORATION+<<                                                           10,638,778
        459,300  PC-TEL INCORPORATED+                                                                            3,922,422
        421,800  PDF SOLUTIONS INCORPORATED+                                                                     5,234,538
        341,800  PERFICIENT INCORPORATED+                                                                        4,224,648
        563,000  QUEST SOFTWARE INCORPORATED+                                                                    7,904,520
      1,269,200  TIBCO SOFTWARE INCORPORATED+<<                                                                  8,947,860
        470,600  ULTIMATE SOFTWARE GROUP INCORPORATED+                                                           9,016,696
        144,400  WEBEX COMMUNICATIONS INCORPORATED+                                                              5,131,976
        384,400  WITNESS SYSTEMS INCORPORATED+                                                                   7,753,348

                                                                                                               141,767,096
                                                                                                              ------------

CHEMICALS & ALLIED PRODUCTS - 8.63%
        383,300  ALKERMES INCORPORATED+                                                                          7,252,036
        314,600  ALNYLAM PHARMECEUTICALS INCORPORATED+<<                                                         4,744,168
        621,900  CARDIOME PHARMA CORPORATION+                                                                    5,497,596
        425,300  CONNECTICS CORPORATION+                                                                         5,001,528
        728,400  GENITOPE CORPORATION+                                                                           4,603,488
        328,400  NUVELO INCORPORATED+<<                                                                          5,467,860
        623,300  ONYX PHARMACEUTICALS INCORPORATED+<<                                                           10,490,139
        625,400  PDL BIOPHARMA INCORPORATED+<<                                                                  11,513,614
        997,500  SANTARUS INCORPORATED+<<                                                                        6,633,375
        748,500  SIRNA THERAPEUTICS INCORPORATED+<<                                                              4,266,450
        599,900  SOLEXA INCORPORATED+<<                                                                          5,099,150
        469,600  ZYMOGENETICS INCORPORATED+                                                                      8,908,312

                                                                                                                79,477,716
                                                                                                              ------------

COMMUNICATIONS - 0.58%
        180,067  SAVVIS INCORPORATED+                                                                            5,331,774
                                                                                                              ------------

COMPUTER SOFTWARE & SERVICES - 0.58%
        492,700  NESS TECHNOLOGIES INCORPORATED+                                                                 5,296,525
                                                                                                              ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 12.88%
        873,300  ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+<<                                                  9,152,184
        335,500  ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                        4,442,020
        266,800  ATHEROS COMMUNICATIONS INCORPORATED+                                                            5,058,528
        306,300  DSP GROUP INCORPORATED+                                                                         7,611,555

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                    VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      1,104,800  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                   $ 15,666,064
        854,200  MATTSON TECHNOLOGY INCORPORATED+                                                                8,345,534
        294,600  NICE SYSTEMS LIMITED SPONSORED ADR+                                                             8,290,044
        211,200  ON TRACK INNOVATIONS LIMITED+<<                                                                 2,464,704
        549,400  OPENWAVE SYSTEMS INCORPORATED+<<                                                                6,340,076
        372,100  OSI SYSTEMS INCORPORATED+                                                                       6,612,217
      1,183,400  PMC-SIERRA INCORPORATED+<<                                                                     11,123,960
        871,400  TEKELEC+                                                                                       10,761,790
        347,100  TESSERA TECHNOLOGIES INCORPORATED+                                                              9,545,250
        249,500  TRIDENT MICROSYSTEMS INCORPORATED+<<                                                            4,735,510
        260,100  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+<<                                       8,481,861

                                                                                                               118,631,297
                                                                                                              ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 4.93%
        128,400  CORE LABORATORIES NV+                                                                           7,837,536
        305,000  DIGITAS INCORPORATED+                                                                           3,544,100
        214,700  GEN-PROBE INCORPORATED+<<                                                                      11,589,506
        480,100  KERYX BIOPHARMACEUTICALS INCORPORATED+                                                          6,817,420
        327,000  LIFECELL CORPORATION+                                                                          10,110,840
        226,100  SYMYX TECHNOLOGIES INCORPORATED+                                                                5,460,315

                                                                                                                45,359,717
                                                                                                              ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.88%
        152,800  NCI BUILDING SYSTEMS INCORPORATED+<<                                                            8,124,376
                                                                                                              ------------

GENERAL MERCHANDISE STORES - 1.75%
        414,500  BIG LOTS INCORPORATED+                                                                          7,079,660
        170,000  BON TON STORES INCORPORATED<<                                                                   3,719,600
        296,100  RETAIL VENTURES INCORPORATED+                                                                   5,276,502

                                                                                                                16,075,762
                                                                                                              ------------

HEALTH SERVICES - 4.97%
        230,700  COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                          8,478,225
      1,085,900  HUMAN GENOME SCIENCES INCORPORATED+<<                                                          11,619,130
        671,600  LABOPHARM INCORPORATED+                                                                         5,305,640
        312,100  NAUTILUS GROUP INCORPORATED                                                                     4,903,091
        414,300  SYMBION INCORPORATED+                                                                           8,600,868
        403,800  VALEANT PHARMACEUTICALS INTERNATIONAL                                                           6,832,296

                                                                                                                45,739,250
                                                                                                              ------------

HOLDING & OTHER INVESTMENT OFFICES - 0.84%
        681,400  CAPITAL LEASE FUNDING INCORPORATED                                                              7,774,774
                                                                                                              ------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.59%
        548,600  KNOLL INCORPORATED                                                                             10,072,296
        638,800  RESTORATION HARDWARE INCORPORATED+                                                              4,586,584

                                                                                                                14,658,880
                                                                                                              ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.75%
        157,600  GAYLORD ENTERTAINMENT COMPANY+<<                                                                6,877,664
                                                                                                              ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.46%
        259,400  A.S.V. INCORPORATED+<<                                                                          5,976,576
        709,700  NUANCE COMMUNICATIONS INCORPORATED+                                                             7,139,582
        125,800  RACKABLE SYSTEMS INCORPORATED+<<                                                                4,967,842

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                    VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
        481,100  SIGMA DESIGNS INCORPORATED+<<                                                                $  4,536,773

                                                                                                                22,620,773
                                                                                                              ------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.00%
        207,800  NATIONAL FINANCIAL PARTNERS CORPORATION                                                         9,207,618
                                                                                                              ------------

INSURANCE CARRIERS - 0.99%
        318,600  AXIS CAPITAL HOLDINGS LIMITED                                                                   9,115,146
                                                                                                              ------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.91%
        907,100  SUNOPTA INCORPORATED+                                                                           8,417,888
                                                                                                              ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 12.96%
        237,500  COHERENT INCORPORATED+<<                                                                        8,010,875
        434,800  CREDENCE SYSTEMS CORPORATION+<<                                                                 1,521,800
        312,700  DEXCOM INCORPORATED+<<                                                                          4,246,466
        200,300  ESTERLINE TECHNOLOGIES CORPORATION+                                                             8,330,477
        181,200  FORMFACTOR INCORPORATED+                                                                        8,086,956
        351,100  FOXHOLLOW TECHNOLOGIES INCORPORATED+<<                                                          9,592,052
        287,300  ILLUMINA INCORPORATED+<<                                                                        8,521,318
        806,600  INPUT OUTPUT INCORPORATED+<<                                                                    7,622,370
        264,500  INTEGRA LIFESCIENCES HOLDINGS+                                                                 10,265,245
        536,700  INTRALASE CORPORATION+                                                                          8,984,358
      1,054,500  LTX CORPORATION+<<                                                                              7,392,045
        401,600  NATUS MEDICAL INCORPORATED+                                                                     3,971,824
        240,000  NEXTEST SYSTEMS CORPORATION+                                                                    3,890,400
        324,400  NXSTAGE MEDICAL INCORPORATED+                                                                   2,832,012
      1,183,300  ORTHOVITA INCORPORATED+                                                                         4,993,526
         94,200  SONOSITE INCORPORATED+                                                                          3,677,568
        889,900  THORATEC LABS CORPORATION+                                                                     12,342,913
        243,500  WRIGHT MEDICAL GROUP INCORPORATED+                                                              5,096,455

                                                                                                               119,378,660
                                                                                                              ------------

METAL MINING - 1.09%
        784,700  NOVAGOLD RESOURCES INCORPORATED+<<                                                             10,059,854
                                                                                                              ------------

MISCELLANEOUS RETAIL - 2.89%
        290,000  AC MOORE ARTS & CRAFTS INCORPORATED+                                                            4,729,900
        480,500  DOLLAR TREE STORES INCORPORATED+<<                                                             12,733,250
        199,800  WORLD FUEL SERVICES CORPORATION                                                                 9,128,862

                                                                                                                26,592,012
                                                                                                              ------------

MOTION PICTURES - 0.53%
        350,400  GAIAM INCORPORATED+                                                                             4,912,608
                                                                                                              ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.34%
        526,311  CAPITALSOURCE INCORPORATED<<                                                                   12,347,256
                                                                                                              ------------

OIL & GAS EXTRACTION - 7.07%
        178,500  BASIC ENERGY SERVICES INCORPORATED+                                                             5,456,745
        347,100  BOIS D' ARC ENERGY INCORPORATED+                                                                5,716,737
        248,800  BRONCO DRILLING COMPANY INCORPORATED+                                                           5,197,432
        418,000  GULFPORT ENERGY CORPORATION+                                                                    4,614,720
        926,500  PETROHAWK ENERGY CORPORATION+<<                                                                11,673,900
        208,300  PIONEER NATURAL RESOURCES COMPANY<<                                                             9,667,203
        546,200  TESCO CORPORATION+                                                                             11,317,264

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                    VALUE
OIL & GAS EXTRACTION (continued)
        801,100  WARREN RESOURCES INCORPORATED+<<                                                             $ 11,503,796

                                                                                                                65,147,797
                                                                                                              ------------

RAILROAD TRANSPORTATION - 0.68%
        176,400  GENESEE & WYOMING INCORPORATED+                                                                 6,256,908
                                                                                                              ------------

SOCIAL SERVICES - 0.68%
        229,300  PROVIDENCE SERVICE CORPORATION+                                                                 6,243,839
                                                                                                              ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.63%
        526,600  US CONCRETE INCORPORATED+                                                                       5,818,930
                                                                                                              ------------

TRANSPORTATION BY AIR - 3.38%
        168,400  BRISTOW GROUP INCORPORATED+                                                                     6,062,400
        506,600  REPUBLIC AIRWAYS HOLDINGS INCORPORATED+<<                                                       8,622,332
        408,400  SKYWEST INCORPORATED                                                                           10,128,320
        124,000  US AIRWAYS GROUP INCORPORATED+<<                                                                6,266,960

                                                                                                                31,080,012
                                                                                                              ------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.47%
        179,700  HERBALIFE LIMITED+                                                                              7,170,030
        298,600  NASH FINCH COMPANY                                                                              6,357,194

                                                                                                                13,527,224
                                                                                                              ------------

WHOLESALE TRADE DURABLE GOODS - 2.99%
        516,500  AVNET INCORPORATED+                                                                            10,340,330
        350,700  CYTYC CORPORATION+<<                                                                            8,893,752
        437,100  LKQ CORPORATION+                                                                                8,304,900

                                                                                                                27,538,982
                                                                                                              ------------

TOTAL COMMON STOCKS (COST $857,200,931)                                                                        896,588,675
                                                                                                              ------------

COLLATERAL FOR SECURITIES LENDING - 8.80%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.47%
      1,297,536  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                          1,297,536
      3,055,370  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                 3,055,370

                                                                                                                 4,352,906
                                                                                                              ------------


PRINCIPAL                                                                 INTEREST RATE    MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 8.33%
$       133,751  ALLIANCE & LEICESTER PLC                                      5.55%          10/25/2006           131,467
        273,581  AMERICAN GENERAL FINANCE+++/-                                 5.23           07/13/2007           273,709
        325,044  ATLANTIC ASSET SECURITIZATION CORPORATION++                   5.28           07/07/2006           324,853
        759,947  ATLAS CAPITAL FUNDING CORPORATION+/-++                        5.27           12/22/2006           759,947
        759,947  ATLAS CAPITAL FUNDING CORPORATION+/-++                        5.30           10/20/2006           759,947
        455,968  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++             5.11           08/04/2006           455,977
      1,519,894  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-               5.11           11/03/2006         1,519,894
        759,947  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++             5.30           04/25/2007           759,924
        591,786  ATOMIUM FUNDING CORPORATION++                                 5.28           08/07/2006           588,732
      3,222,174  ATOMIUM FUNDING CORPORATION++                                 5.35           08/02/2006         3,208,029
        759,947  BANCO SANTANDER TOTTA LN+/-++                                 5.28           07/16/2007           759,947
        759,947  BANK OF AMERICA NA+/-                                         5.36           06/19/2007           759,833
         91,194  BEAR STEARNS COMPANY+/-                                       5.18           08/05/2006            91,194
        911,936  BEAR STEARNS COMPANY+/-                                       5.37           10/04/2006           911,936

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                            INTEREST RATE     MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    13,672,645  BNP PARIBAS REPURCHASE AGREEMENT
                 (MATURITY VALUE $13,678,752)                                  5.36%          07/03/2006    $ 13,672,645
      2,659,510  BUCKINGHAM CDO II LLC++                                       5.33           07/21/2006       2,652,489
      1,519,894  BUCKINGHAM CDO LLC                                            5.04           07/24/2006       1,515,212
        181,384  BUCKINGHAM CDO LLC++                                          5.33           07/21/2006         180,905
        168,252  CAIRN HIGH GRADE FUNDING I LLC                                5.13           07/05/2006         168,203
        151,989  CAIRN HIGH GRADE FUNDING I LLC                                5.36           07/11/2006         151,811
        911,936  CC USA INCORPORATED SERIES MTN+/-++                           5.17           07/14/2006         911,909
        361,795  CEDAR SPRINGS CAPITAL COMPANY++                               5.17           08/14/2006         359,556
        689,181  CEDAR SPRINGS CAPITAL COMPANY                                 5.32           07/17/2006         687,768
      1,098,822  CEDAR SPRINGS CAPITAL COMPANY                                 5.38           08/21/2006       1,090,834
         64,200  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                    5.08           07/21/2006          64,031
      1,945,464  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++               5.17           07/13/2007       1,945,464
        881,538  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED              5.32           07/28/2006         878,312
        820,743  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED ++           5.37           07/14/2006         819,421
      1,436,907  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED              5.37           07/20/2006       1,433,329
        762,987  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED ++           5.37           07/26/2006         760,415
        759,947  CULLINAN FINANCE CORPORATION SERIES MTN+/-++                  5.13           11/15/2006         759,810
      1,519,894  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                 5.31           06/25/2007       1,519,894
         76,785  DEER VALLEY FUNDING LLC++                                     5.30           07/17/2006          76,628
      2,667,596  DEER VALLEY FUNDING LLC                                       5.37           08/07/2006       2,653,831
        440,040  DEER VALLEY FUNDING LLC++                                     5.42           07/27/2006         438,495
        741,878  DEUTSCHE BANK REPURCHASE AGREEMENT
                 (MATURITY VALUE $742,206)                                     5.30           07/03/2006         741,878
         30,398  DORADA FINANCE INCORPORATED                                   5.24           07/31/2006          30,273
      1,519,894  EUREKA SECURITIZATION INCORPORATED++                          5.28           08/10/2006       1,511,382
        759,947  FCAR OWNER TRUST SERIES II                                    5.32           08/08/2006         755,911
      6,079,574  FIRST BOSTON REPURCHASE AGREEMENT
                 (MATURITY VALUE $6,082,290)                                   5.36           07/03/2006       6,079,574
      1,065,445  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                5.26           08/14/2006       1,058,850
        108,551  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                5.42           08/21/2006         107,762
         66,875  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                5.58           10/27/2006          65,714
        682,311  FOX TROT CDO LIMITED                                          5.35           07/31/2006         679,513
        938,625  GEORGE STREET FINANCE LLC                                     5.32           07/25/2006         935,603
         91,194  GRAMPIAN FUNDING LLC++                                        5.30           10/02/2006          89,952
         60,796  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                   5.42           05/15/2007          60,813
        106,393  HBOS TREASURY SERVICES PLC+/-++                               5.12           01/12/2007         106,485
        426,330  HSBC BANK USA SERIES BKN1+/-                                  5.34           12/14/2006         426,313
        140,590  K2 (USA) LLC SERIES MTN+/-++                                  5.19           07/24/2006         140,594
        455,968  KAUPTHING BANK SERIES MTN+++/-                                5.33           03/20/2007         455,457
         60,249  KLIO III FUNDING CORPORATION++                                5.29           09/01/2006          59,712
      1,215,915  LEGACY CAPITAL LLC SERIES A++                                 5.31           07/19/2006       1,213,057
      2,234,244  LEXINGTON PARKER CAPITAL CORPORATION                          5.33           08/14/2006       2,220,414
         60,796  LINKS FINANCE LLC SERIES MTN1+/-++                            5.13           09/12/2006          60,796
        455,968  LIQUID FUNDING LIMITED+/-++                                   5.07           12/01/2006         455,968
        699,151  LIQUID FUNDING LIMITED+/-++                                   5.16           08/14/2006         699,151
        168,708  LIQUID FUNDING LIMITED++                                      5.45           07/03/2006         168,708
        182,387  LIQUID FUNDING LIMITED SERIES MTN+/-++                        5.15           02/20/2007         182,407
        303,979  MBIA GLOBAL FUNDING LLC+/-++                                  5.27           02/20/2007         303,979
      1,527,493  MERRILL LYNCH & COMPANY SERIES MTN+/-                         5.28           10/27/2006       1,527,997
        133,751  MORGAN STANLEY+/-                                             5.22           11/09/2006         133,753
        181,475  MORGAN STANLEY+/-                                             5.35           11/24/2006         181,526
        911,936  MORGAN STANLEY+/-                                             5.38           10/10/2006         911,936
        140,590  MORGAN STANLEY SERIES EXL+/-                                  5.23           08/13/2010         140,620
      1,519,894  MORTGAGE INTEREST NET TRUST SERIES A1P1                       5.33           07/31/2006       1,513,662
         30,398  NATIONWIDE BUILDING SOCIETY+/-++                              5.20           07/21/2006          30,395
        167,188  NATIONWIDE BUILDING SOCIETY+/-++                              5.42           12/11/2006         167,262
         45,597  NORDEA NORTH AMERICA INCORPORATED                             5.41           08/18/2006          45,286
      1,519,894  NORTHERN ROCK PLC+/-++                                        5.13           02/05/2007       1,519,970
        874,912  OLD LINE FUNDING LLC++                                        5.17           07/05/2006         874,658
        161,625  PERRY GLOBAL FUNDING LLC SERIES A                             5.24           08/09/2006         160,743
        122,959  RACERS TRUST 2004-6-MM+/-++                                   5.31           05/22/2006         122,981
        572,909  REGENCY MARKETS # 1 LLC++                                     5.01           07/20/2006         571,482

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                            INTEREST RATE    MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       331,306  REGENCY MARKETS # 1 LLC++                                     5.30%          08/15/2006  $      329,206
        607,957  SLM CORPORATION+/-++                                          5.17           05/04/2007         607,963
        151,989  SWEDISH NATIONAL HOUSING FINANCE (SBAB)                       5.01           07/18/2006         151,655
        351,491  TANGO FINANCE CORPORATION SERIES MTN+/-++                     5.19           10/25/2006         351,578
        175,730  TRAVELERS INSURANCE COMPANY+/-                                5.24           02/09/2007         175,727
        759,947  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL+/-++        5.21           06/15/2007         759,802
        759,947  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/-++        5.16           03/09/2007         759,962
      1,155,119  US BANK NA SERIES BKNT+/-                                     5.13           07/28/2006       1,154,842
        671,793  VERSAILLES CDS LLC++                                          5.17           07/06/2006         671,497
        151,989  VERSAILLES CDS LLC++                                          5.31           07/17/2006         151,678
        256,771  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE
                 FINANCE)                                                      5.33           07/07/2006         256,619
        759,947  WHITE PINE FINANCE+/-++                                       5.15           07/17/2006         759,947

                                                                                                              76,689,364
                                                                                                          --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $81,042,270)                                                    81,042,270
                                                                                                          --------------
SHARES

WARRANTS - 0.00%
         36,152  TIMCO AVIATION SERVICES INCORPORATED+(a)                                                              3

TOTAL WARRANTS (COST $0)                                                                                               3
                                                                                                          --------------

SHORT-TERM INVESTMENTS - 2.85%
     26,225,070  WELLS FARGO ADVANTAGE MONEY MARKET TRUST++~                                                  26,225,070
                                                                                                          --------------

TOTAL SHORT-TERM INVESTMENTS (COST $26,225,070)                                                               26,225,070
                                                                                                          --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $964,468,271)*                                    109.01%                                           $1,003,856,018

OTHER ASSETS AND LIABILITIES, NET                        (9.01)                                              (82,930,774)
                                                       =======                                            ==============

TOTAL NET ASSETS                                        100.00%                                           $  920,925,244
                                                       =======                                            ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $26,225,070.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                  VALUE
---------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.01%

APPAREL & ACCESSORY STORES - 4.37%
        227,840  AEROPOSTALE INCORPORATED+                                                   $  6,582,298
        162,100  CACHE INCORPORATED+                                                            2,810,814
        187,790  DSW INCORPORATED+<<                                                            6,839,312
        310,410  HOT TOPIC INCORPORATED+<<                                                      3,572,819

                                                                                               19,805,243
                                                                                             ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.77%
        133,470  MARINEMAX INCORPORATED+<<                                                      3,500,918
                                                                                             ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.19%
        119,346  DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                                  5,378,924
                                                                                             ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.75%
        180,500  PERINI CORPORATION+<<                                                          4,061,250
        192,950  WCI COMMUNITIES INCORPORATED+<<                                                3,886,013

                                                                                                7,947,263
                                                                                             ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.59%
        130,990  BUILDERS FIRSTSOURCE INCORPORATED+                                             2,666,956
                                                                                             ------------

BUSINESS SERVICES - 6.05%
        158,170  ASSET ACCEPTANCE CAPITAL CORPORATION+                                          3,131,766
        219,620  AVOCENT CORPORATION+                                                           5,765,025
        354,450  BISYS GROUP INCORPORATED+                                                      4,855,965
        234,580  RENT-A-CENTER INCORPORATED+<<                                                  5,831,659
        202,740  SYNNEX CORPORATION+                                                            3,843,950
        165,800  TAL INTERNATIONAL GROUP INCORPORATED+<<                                        3,995,780

                                                                                               27,424,145
                                                                                             ------------

CHEMICALS & ALLIED PRODUCTS - 3.22%
        354,420  CF INDUSTRIES HOLDINGS INCORPORATED<<                                          5,054,029
         99,610  CYTEC INDUSTRIES INCORPORATED                                                  5,345,072
        419,680  PRESTIGE BRANDS HOLDINGS INCORPORATED+                                         4,184,210

                                                                                               14,583,311
                                                                                             ------------

COMMUNICATIONS - 3.55%
      1,166,780  CINCINNATI BELL INCORPORATED+<<                                                4,783,798
         88,600  CPI INTERNATIONAL INCORPORATED+                                                1,284,700
        257,490  IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                  4,871,711
        449,700  VALOR COMMUNICATIONS GROUP INCORPORATED<<                                      5,149,065

                                                                                               16,089,274
                                                                                             ------------

DEPOSITORY INSTITUTIONS - 11.21%
        396,920  BANKATLANTIC BANCORP INCORPORATED CLASS A                                      5,890,293
        100,280  CULLEN FROST BANKERS INCORPORATED                                              5,746,044
        254,250  DIME COMMUNITY BANCSHARES                                                      3,450,172
        100,810  FIRST REPUBLIC BANK<<                                                          4,617,098
        235,640  FRANKLIN BANK CORPORATION+                                                     4,757,572
        112,660  INVESTORS FINANCIAL SERVICES CORPORATION<<                                     5,058,434
        126,140  PFF BANCORP INCORPORATED                                                       4,182,802
        272,630  PROVIDENT FINANCIAL SERVICES INCORPORATED<<                                    4,893,708
        165,460  SOUTH FINANCIAL GROUP INCORPORATED                                             4,369,799
        183,600  SUSQUEHANNA BANCSHARES INCORPORATED                                            4,388,040

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                  VALUE
---------------------------------------------------------------------------------------------------------
DEPOSITORY INSTITUTIONS (continued)
        134,680  UMPQUA HOLDINGS CORPORATION                                                 $  3,454,542

                                                                                               50,808,504
                                                                                             ------------

EATING & DRINKING PLACES - 3.23%
        558,310  CKE RESTAURANTS INCORPORATED<<                                                 9,273,529
        165,700  LANDRY'S RESTAURANTS INCORPORATED<<                                            5,376,965

                                                                                               14,650,494
                                                                                             ------------

ELECTRIC, GAS & SANITARY SERVICES - 0.81%
        158,900  CLECO CORPORATION                                                              3,694,425
                                                                                             ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.99%
        334,900  AMIS HOLDINGS INCORPORATED+                                                    3,349,000
        142,500  COMTECH TELECOMMUNICATIONS CORPORATION+                                        4,170,975
        332,200  FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+<<                          6,036,074
        560,890  GRAFTECH INTERNATIONAL LIMITED+                                                3,253,162
        447,830  GSI LUMONICS INCORPORATED+<<                                                   3,846,860
        261,170  HUTCHINSON TECHNOLOGY INCORPORATED+<<                                          5,649,107
        279,650  MERCURY COMPUTER SYSTEMS INCORPORATED+                                         4,303,813
         72,200  MULTI-FINELINE ELECTRONIX INCORPORATED+<<                                      2,396,318
        267,800  PHOTRONICS INCORPORATED+                                                       3,963,440
        180,200  WESTAR ENERGY INCORPORATED                                                     3,793,210

                                                                                               40,761,959
                                                                                             ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.75%
        183,150  LECG CORPORATION+<<                                                            3,382,781
                                                                                             ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.86%
        445,690  JACUZZI BRANDS INCORPORATED+                                                   3,922,072
                                                                                             ------------

FOOD & KINDRED PRODUCTS - 1.52%
        451,470  HERCULES INCORPORATED+                                                         6,889,432
                                                                                             ------------

FURNITURE & FIXTURES - 0.83%
        181,100  FURNITURE BRANDS INTERNATIONAL INCORPORATED<<                                  3,774,124
                                                                                             ------------

GENERAL MERCHANDISE STORES - 0.70%
        236,270  FRED'S INCORPORATED<<                                                          3,154,205
                                                                                             ------------

HEALTH SERVICES - 3.11%
         96,960  GENESIS HEALTHCARE CORPORATION+                                                4,592,995
        152,350  MAGELLAN HEALTH SERVICES INCORPORATED+                                         6,902,979
        149,040  REHABCARE GROUP INCORPORATED+                                                  2,590,315

                                                                                               14,086,289
                                                                                             ------------

HOLDING & OTHER INVESTMENT OFFICES - 8.74%
        195,270  AMERICAN CAMPUS COMMUNITIES                                                    4,852,460
        210,460  BIOMED PROPERTY TRUST INCORPORATED                                             6,301,172
        235,410  EQUITY ONE INCORPORATED                                                        4,920,069
        269,490  FELCOR LODGING TRUST INCORPORATED<<                                            5,858,713
        281,930  STRATEGIC HOTEL CAPITAL INCORPORATED                                           5,847,228
        183,060  SUNSTONE HOTEL INVESTORS INCORPORATED                                          5,319,724
        345,940  U-STORE-IT TRUST                                                               6,524,428

                                                                                               39,623,794
                                                                                             ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                  VALUE
---------------------------------------------------------------------------------------------------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.79%
        244,690  COST PLUS INCORPORATED+<<                                                   $  3,587,155
                                                                                             ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.98%
        101,320  GAYLORD ENTERTAINMENT COMPANY+<<                                               4,421,605
                                                                                             ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.16%
        181,100  AGCO CORPORATION+<<                                                            4,766,552
        371,260  EMULEX CORPORATION+                                                            6,040,400
        187,990  GOODMAN GLOBAL INCORPORATED+                                                   2,853,688
        243,252  SPARTECH CORPORATION                                                           5,497,495
        126,290  TIMKEN COMPANY                                                                 4,231,978

                                                                                               23,390,113
                                                                                             ------------

INSURANCE CARRIERS - 6.98%
        303,750  AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY<<                              3,237,975
        120,560  ARGONAUT GROUP INCORPORATED+                                                   3,621,622
        138,450  ASSURED GUARANTY LIMITED                                                       3,512,477
         91,040  INFINITY PROPERTY & CASUALTY CORPORATION                                       3,732,640
        125,300  MOLINA HEALTHCARE INCORPORATED+                                                4,767,665
        141,530  PLATINUM UNDERWRITERS HOLDINGS LIMITED<<                                       3,960,009
        143,550  UNITED FIRE & CASUALTY COMPANY                                                 4,325,162
        341,620  UNIVERSAL AMERICAN FINANCIAL CORPORATION+                                      4,492,303

                                                                                               31,649,853
                                                                                             ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 2.47%
        129,600  ARMOR HOLDINGS INCORPORATED+                                                   7,105,968
         92,200  COOPER COMPANIES INCORPORATED                                                  4,083,538

                                                                                               11,189,506
                                                                                             ------------

MISCELLANEOUS RETAIL - 0.49%
        172,200  SPECTRUM BRANDS INCORPORATED+<<                                                2,224,824
                                                                                             ------------

OIL & GAS - 0.87%
        342,590  COMPTON PETROLEUM CORPORATION+<<                                               3,953,489
                                                                                             ------------

OIL & GAS EXTRACTION - 2.60%
        413,980  BRIGHAM EXPLORATION COMPANY+                                                   3,274,582
        312,370  KEY ENERGY SERVICES INCORPORATED+                                              4,763,642
         81,720  OCEANEERING INTERNATIONAL INCORPORATED+<<                                      3,746,862

                                                                                               11,785,086
                                                                                             ------------

PAPER & ALLIED PRODUCTS - 0.35%
        169,350  XERIUM TECHNOLOGIES INCORPORATED                                               1,595,277
                                                                                             ------------

PRIMARY METAL INDUSTRIES - 0.78%
        101,440  GENERAL CABLE CORPORATION+                                                     3,550,400
                                                                                             ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.73%
        294,730  JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                    3,312,765
                                                                                             ------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.61%
        172,350  COLUMBIA EQUITY TRUST INCORPORATED                                             2,647,296
        114,900  PENNSYLVANIA REAL ESTATE INVESTMENT TRUST<<                                    4,638,513

                                                                                                7,285,809
                                                                                             ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.37%
        217,450  APPLIED FILMS CORPORATION+                                                                 $  6,195,151
                                                                                                            ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.04%
        156,220  CABOT MICROELECTRONICS CORPORATION+<<                                                         4,735,028
                                                                                                            ------------

TRANSPORTATION EQUIPMENT - 5.56%
        247,480  AFTERMARKET TECHNOLOGY CORPORATION+                                                           6,149,878
        206,920  AMERICAN AXLE & MANAUFACTURING HOLDINGS<<                                                     3,540,401
        300,990  ARVIN INDUSTRIES INCORPORATED<<                                                               5,174,018
        385,500  FLEETWOOD ENTERPRISES INCORPORATED+<<                                                         2,906,670
        285,930  TENNECO AUTOMOTIVE INCORPORATED+                                                              7,434,180

                                                                                                              25,205,147
                                                                                                            ------------

TRANSPORTATION SERVICES - 1.12%
        119,270  GATX CORPORATION                                                                              5,068,975
                                                                                                            ------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.34%
        200,010  PERFORMANCE FOOD GROUP COMPANY+<<                                                             6,076,305
                                                                                                            ------------

WHOLESALE TRADE-DURABLE GOODS - 1.53%
        208,530  ADESA INCORPORATED                                                                            4,637,707
        171,980  WEST MARINE INCORPORATED+<<                                                                   2,318,291

                                                                                                               6,955,998
                                                                                                            ------------

TOTAL COMMON STOCKS (COST $406,701,030)                                                                      444,326,599
                                                                                                            ------------

COLLATERAL FOR SECURITIES LENDING - 20.57%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.10%
      1,493,037  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                        1,493,037
      3,515,726  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                               3,515,726

                                                                                                               5,008,763
                                                                                                            ------------

PRINCIPAL                                                                 INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 19.47%
$       153,903  ALLIANCE & LEICESTER PLC                                      5.55%          10/25/2006         151,276
        314,802  AMERICAN GENERAL FINANCE+++/-                                 5.23           07/13/2007         314,950
        374,019  ATLANTIC ASSET SECURITIZATION CORPORATION++                   5.28           07/07/2006         373,799
        874,449  ATLAS CAPITAL FUNDING CORPORATION+/-++                        5.27           12/22/2006         874,449
        874,449  ATLAS CAPITAL FUNDING CORPORATION+/-++                        5.30           10/20/2006         874,449
        524,669  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++             5.11           08/04/2006         524,680
      1,748,898  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-               5.11           11/03/2006       1,748,898
        874,449  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++             5.30           04/25/2007         874,423
        680,951  ATOMIUM FUNDING CORPORATION++                                 5.28           08/07/2006         677,437
      3,707,663  ATOMIUM FUNDING CORPORATION++                                 5.35           08/02/2006       3,691,386
        874,449  BANCO SANTANDER TOTTA LN+/-++                                 5.28           07/16/2007         874,449
        874,449  BANK OF AMERICA NA+/-                                         5.36           06/19/2007         874,318
        104,934  BEAR STEARNS COMPANY+/-                                       5.18           08/05/2006         104,934
      1,049,339  BEAR STEARNS COMPANY+/-                                       5.37           10/04/2006       1,049,339
     15,732,718  BNP PARIBAS REPURCHASE AGREEMENT
                 (MATURITY VALUE $15,739,745)                                  5.36           07/03/2006      15,732,718
      3,060,221  BUCKINGHAM CDO II LLC++                                       5.33           07/21/2006       3,052,142
      1,748,898  BUCKINGHAM CDO LLC                                            5.04           07/24/2006       1,743,511
        208,713  BUCKINGHAM CDO LLC++                                          5.33           07/21/2006         208,162
        193,603  CAIRN HIGH GRADE FUNDING I LLC                                5.13           07/05/2006         193,547
        174,890  CAIRN HIGH GRADE FUNDING I LLC                                5.36           07/11/2006         174,685
      1,049,339  CC USA INCORPORATED SERIES MTN+/-++                           5.17           07/14/2006       1,049,307
        416,308  CEDAR SPRINGS CAPITAL COMPANY++                               5.17           08/14/2006         413,731

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                            INTEREST RATE     MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       793,020  CEDAR SPRINGS CAPITAL COMPANY                                 5.32%          07/17/2006    $    791,394
      1,264,383  CEDAR SPRINGS CAPITAL COMPANY                                 5.38           08/21/2006       1,255,191
         73,873  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                    5.08           07/21/2006          73,678
      2,238,589  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++               5.17           07/13/2007       2,238,589
      1,014,361  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED              5.32           07/28/2006       1,010,648
        944,405  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED ++           5.37           07/14/2006         942,884
      1,653,408  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED              5.37           07/20/2006       1,649,291
        877,947  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED ++           5.37           07/26/2006         874,988
        874,449  CULLINAN FINANCE CORPORATION SERIES MTN+/-++                  5.13           11/15/2006         874,291
      1,748,898  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                 5.31           06/25/2007       1,748,898
         88,354  DEER VALLEY FUNDING LLC++                                     5.30           07/17/2006          88,173
      3,069,525  DEER VALLEY FUNDING LLC                                       5.37           08/07/2006       3,053,686
        506,341  DEER VALLEY FUNDING LLC++                                     5.42           07/27/2006         504,564
        853,658  DEUTSCHE BANK REPURCHASE AGREEMENT
                 (MATURITY VALUE $854,035)                                     5.30           07/03/2006         853,658
         34,978  DORADA FINANCE INCORPORATED                                   5.24           07/31/2006          34,835
      1,748,898  EUREKA SECURITIZATION INCORPORATED++                          5.28           08/10/2006       1,739,104
        874,449  FCAR OWNER TRUST SERIES II                                    5.32           08/08/2006         869,805
      6,995,590  FIRST BOSTON REPURCHASE AGREEMENT
                 (MATURITY VALUE $6,998,715)                                   5.36           07/03/2006       6,995,590
      1,225,977  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                5.26           08/14/2006       1,218,388
        124,906  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                5.42           08/21/2006         123,998
         76,951  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                5.58           10/27/2006          75,615
        785,115  FOX TROT CDO LIMITED                                          5.35           07/31/2006         781,896
      1,080,049  GEORGE STREET FINANCE LLC                                     5.32           07/25/2006       1,076,571
        104,934  GRAMPIAN FUNDING LLC++                                        5.30           10/02/2006         103,505
         69,956  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                   5.42           05/15/2007          69,976
        122,423  HBOS TREASURY SERVICES PLC+/-++                               5.12           01/12/2007         122,529
        490,566  HSBC BANK USA SERIES BKN1+/-                                  5.34           12/14/2006         490,546
        161,773  K2 (USA) LLC SERIES MTN+/-++                                  5.19           07/24/2006         161,778
        524,669  KAUPTHING BANK SERIES MTN+++/-                                5.33           03/20/2007         524,082
         69,326  KLIO III FUNDING CORPORATION++                                5.29           09/01/2006          68,709
      1,399,118  LEGACY CAPITAL LLC SERIES A++                                 5.31           07/19/2006       1,395,830
      2,570,879  LEXINGTON PARKER CAPITAL CORPORATION                          5.33           08/14/2006       2,554,966
         69,956  LINKS FINANCE LLC SERIES MTN1+/-++                            5.13           09/12/2006          69,956
        524,669  LIQUID FUNDING LIMITED+/-++                                   5.07           12/01/2006         524,669
        804,493  LIQUID FUNDING LIMITED+/-++                                   5.16           08/14/2006         804,493
        194,128  LIQUID FUNDING LIMITED++                                      5.45           07/03/2006         194,128
        209,868  LIQUID FUNDING LIMITED SERIES MTN+/-++                        5.15           02/20/2007         209,891
        349,780  MBIA GLOBAL FUNDING LLC+/-++                                  5.27           02/20/2007         349,779
      1,757,642  MERRILL LYNCH & COMPANY SERIES MTN+/-                         5.28           10/27/2006       1,758,222
        153,903  MORGAN STANLEY+/-                                             5.22           11/09/2006         153,906
        208,818  MORGAN STANLEY+/-                                             5.35           11/24/2006         208,877
      1,049,339  MORGAN STANLEY+/-                                             5.38           10/10/2006       1,049,339
        161,773  MORGAN STANLEY SERIES EXL+/-                                  5.23           08/13/2010         161,807
      1,748,898  MORTGAGE INTEREST NET TRUST SERIES A1P1                       5.33           07/31/2006       1,741,727
         34,978  NATIONWIDE BUILDING SOCIETY+/-++                              5.20           07/21/2006          34,974
        192,379  NATIONWIDE BUILDING SOCIETY+/-++                              5.42           12/11/2006         192,463
         52,467  NORDEA NORTH AMERICA INCORPORATED                             5.41           08/18/2006          52,109
      1,748,898  NORTHERN ROCK PLC+/-++                                        5.13           02/05/2007       1,748,985
      1,006,735  OLD LINE FUNDING LLC++                                        5.17           07/05/2006       1,006,443
        185,978  PERRY GLOBAL FUNDING LLC SERIES A                             5.24           08/09/2006         184,962
        141,486  RACERS TRUST 2004-6-MM+/-++                                   5.31           05/22/2006         141,510
        659,229  REGENCY MARKETS # 1 LLC++                                     5.01           07/20/2006         657,588
        381,225  REGENCY MARKETS # 1 LLC++                                     5.30           08/15/2006         378,808
        699,559  SLM CORPORATION+/-++                                          5.17           05/04/2007         699,566
        174,890  SWEDISH NATIONAL HOUSING FINANCE (SBAB)                       5.01           07/18/2006         174,505
        404,450  TANGO FINANCE CORPORATION SERIES MTN+/-++                     5.19           10/25/2006         404,551
        202,208  TRAVELERS INSURANCE COMPANY+/-                                5.24           02/09/2007         202,203
        874,449  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL+/-++        5.21           06/15/2007         874,283
        874,449  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/-++        5.16           03/09/2007         874,466
      1,329,162  US BANK NA SERIES BKNT+/-                                     5.13           07/28/2006       1,328,843
        773,013  VERSAILLES CDS LLC++                                          5.17           07/06/2006         772,673

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                           INTEREST RATE     MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      174,890  VERSAILLES CDS LLC++                                          5.31%          07/17/2006    $     174,531
       295,459  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE
                FINANCE)                                                      5.33           07/07/2006          295,284
       874,449  WHITE PINE FINANCE+/-++                                       5.15           07/17/2006          874,448

                                                                                                              88,244,235
                                                                                                           -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $93,252,999)                                                    93,252,998
                                                                                                           -------------
SHARES

SHORT-TERM INVESTMENTS - 1.95%
      8,852,391  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                    8,852,391
                                                                                                           -------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,852,391)                                                                 8,852,391
                                                                                                           -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $508,806,420)*                                    120.53%                                            $ 546,431,988

OTHER ASSETS AND LIABILITIES, NET                       (20.53)                                              (93,089,851)
                                                        ======                                             =============

TOTAL NET ASSETS                                        100.00%                                            $ 453,342,137
                                                        ======                                             =============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,852,391.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS             JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                   VALUE
COMMON STOCKS - 89.98%

ADVERTISING - 0.56%
        107,600  CENVEO INCORPORATED+                                                                         $  1,931,420
                                                                                                              ------------

AGRICULTURAL PRODUCTION CROPS - 1.02%
        119,600  DELTA & PINE LAND COMPANY                                                                       3,516,240
                                                                                                              ------------

AMUSEMENT & RECREATION SERVICES - 1.52%
        432,000  LAKES ENTERTAINMENT INCORPORATED+                                                               5,222,880
                                                                                                              ------------

APPAREL & ACCESSORY STORES - 1.24%
         50,400  CHARLOTTE RUSSE HOLDING INCORPORATED+                                                           1,206,576
         21,500  CHRISTOPHER & BANKS CORPORATION                                                                   623,500
         39,500  FINISH LINE INCORPORATED CLASS A                                                                  467,285
         18,200  PAYLESS SHOESOURCE INCORPORATED+                                                                  494,494
         39,600  THE CATO CORPORATION CLASS A                                                                    1,023,660
         90,800  WET SEAL INCORPORATED CLASS A+                                                                    443,104

                                                                                                                 4,258,619
                                                                                                              ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.84%
         58,900  CUTTER & BUCK INCORPORATED                                                                        675,583
         33,000  GYMBOREE CORPORATION+                                                                           1,147,080
         16,100  KELLWOOD COMPANY                                                                                  471,247
         45,300  MAIDENFORM BRANDS INCORPORATED+                                                                   558,549
          1,100  RUSSELL CORPORATION                                                                                19,976

                                                                                                                 2,872,435
                                                                                                              ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.05%
          5,100  LITHIA MOTORS INCORPORATED CLASS A                                                                154,632
                                                                                                              ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.24%
         25,700  MONRO MUFFLER BRAKE INCORPORATED                                                                  836,792
                                                                                                              ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.27%
         17,500  LEVITT CORPORATION CLASS A                                                                        280,000
         28,100  PERINI CORPORATION+                                                                               632,250

                                                                                                                   912,250
                                                                                                              ------------

BUSINESS SERVICES - 7.24%
        166,900  3COM CORPORATION+                                                                                 854,528
         51,600  ABM INDUSTRIES INCORPORATED                                                                       882,360
        125,400  ANSWERTHINK CONSULTING GROUP INCORPORATED+                                                        505,362
        194,200  APAC TELESERVICES INCORPORATED+                                                                   372,864
         69,000  BISYS GROUP INCORPORATED+                                                                         945,300
        234,500  BORELAND SOFTWARE CORPORATION+                                                                  1,238,160
         42,800  BSQUARE CORPORATION+                                                                               94,887
        351,600  CIBER INCORPORATED+                                                                             2,317,044
         21,100  ELECTRO RENT CORPORATION+                                                                         338,022
         67,700  GSE SYSTEMS INCORPORATED+                                                                         277,570
         77,700  HEALTHCARE SERVICES GROUP                                                                       1,627,815
         59,500  HMS HOLDINGS CORPORATION+                                                                         637,840
         33,800  HUMMINGBIRD LIMITED+                                                                              928,148
         89,200  INDUS INTERNATIONAL INCORPORATED+                                                                 255,112
         77,800  JDA SOFTWARE GROUP INCORPORATED+                                                                1,091,534
        106,400  LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                             588,392
        339,200  MIDWAY GAMES INCORPORATED+                                                                      2,744,128
         26,200  MPS GROUP INCORPORATED+                                                                           394,572
         47,100  MRO SOFTWARE INCORPORATED+                                                                        945,297

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS             JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                   VALUE
BUSINESS SERVICES (continued)
         35,200  MSC SOFTWARE CORPORATION+                                                                    $    630,080
         25,000  NOVELL INCORPORATED+                                                                              165,750
         97,400  OPEN TEXT CORPORATION+                                                                          1,406,456
         21,700  PEROT SYSTEMS CORPORATION CLASS A+                                                                314,216
         50,400  PLATO LEARNING INCORPORATED+                                                                      313,488
            200  S1 CORPORATION+                                                                                       960
         30,200  SPSS INCORPORATED+                                                                                970,628
         92,300  SUPPORTSOFT INCORPORATED+                                                                         363,662
         16,000  SYBASE INCORPORATED+                                                                              310,400
        232,100  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+                                                     2,474,186
         50,200  VIGNETTE CORPORATION+                                                                             731,916
         40,400  WATCHGUARD TECHNOLOGIES INCORPORATED+                                                             164,428

                                                                                                                24,885,105
                                                                                                              ------------

CHEMICALS & ALLIED PRODUCTS - 3.34%
        169,000  ADEZA BIOMEDICAL CORPORATION+                                                                   2,369,380
            400  AVENTINE RENEWABLE ENERGY HOLDINGS INCORPORATED+                                                   15,560
         39,600  ELIZABETH ARDEN INCORPORATED+                                                                     708,048
        125,000  LANDEC CORPORATION+                                                                             1,156,250
         88,700  ORASURE TECHNOLOGIES INCORPORATED+                                                                844,424
         12,800  PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                        236,288
        115,400  PDL BIOPHARMA INCORPORATED+                                                                     2,124,514
         71,300  PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                            710,861
         33,500  RPM INTERNATIONAL INCORPORATED                                                                    603,000
         25,300  SERACARE LIFE SCIENCES INCORPORATED+                                                              126,500
      1,521,600  XOMA LIMITED+                                                                                   2,586,720

                                                                                                                11,481,545
                                                                                                              ------------

COMMUNICATIONS - 2.38%
         20,400  CHINA GRENTECH CORPORATION LIMITED ADR+                                                           217,484
        172,800  CINCINNATI BELL INCORPORATED+                                                                     708,480
         21,850  ESCHELON TELECOM INCORPORATED+                                                                    338,020
         22,900  IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                     433,268
        215,100  MASTEC INCORPORATED+                                                                            2,841,471
        102,700  PREMIERE GLOBAL SERVICES INCORPORATED+                                                            775,385
         69,100  REGENT COMMUNICATIONS INCORPORATED+                                                               282,619
        507,200  SPANISH BROADCASTING SYSTEM INCORPORATED+                                                       2,591,792

                                                                                                                 8,188,519
                                                                                                              ------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.31%
         20,800  COMFORT SYSTEMS USA INCORPORATED                                                                  297,232
         19,600  INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                     448,644
         27,300  MATRIX SERVICE COMPANY+                                                                           312,312

                                                                                                                 1,058,188
                                                                                                              ------------

DEPOSITORY INSTITUTIONS - 2.36%
         16,200  ASTORIA FINANCIAL CORPORATION                                                                     493,290
         11,800  COMMUNITY BANCORP+                                                                                366,744
        267,500  FIRST FINANCIAL BANCORP                                                                         3,988,425
         32,205  FIRST SECURITY GROUP INCORPORATED                                                                 373,578
         51,300  MIDWEST BANC HOLDINGS INCORPORATED                                                              1,141,425
         23,700  PLACER SIERRA BANCSHARES                                                                          549,603
         26,100  THE COLONIAL BANCGROUP INCORPORATED                                                               670,248
         23,100  WASHINGTON FEDERAL INCORPORATED                                                                   535,689

                                                                                                                 8,119,002
                                                                                                              ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS             JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                   VALUE
EATING & DRINKING PLACES - 0.47%
         68,600  BUCA INCORPORATED+                                                                           $    387,590
         19,400  CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                            533,112
         16,700  CEC ENTERTAINMENT INCORPORATED+                                                                   536,404
         19,400  RUBIO'S RESTAURANTS INCORPORATED+                                                                 164,900

                                                                                                                 1,622,006
                                                                                                              ------------

EDUCATIONAL SERVICES - 0.85%
        183,700  CORINTHIAN COLLEGES INCORPORATED+                                                               2,637,932
         32,800  LEARNING TREE INTERNATIONAL INCORPORATED+                                                         287,656

                                                                                                                 2,925,588
                                                                                                              ------------

ELECTRIC, GAS & SANITARY SERVICES - 4.27%
        294,300  CASELLA WASTE SYSTEMS INCORPORATED CLASS A+                                                     3,852,387
        154,100  CLEAN HARBORS INCORPORATED+                                                                     6,211,771
            500  IDACORP INCORPORATED                                                                               17,145
        169,300  PNM RESOURCES INCORPORATED                                                                      4,225,728
         12,500  UNISOURCE ENERGY CORPORATION                                                                      389,375

                                                                                                                14,696,406
                                                                                                              ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.35%
         78,200  ADAPTEC INCORPORATED+                                                                             339,388
         25,400  ATI TECHNOLOGIES INCORPORATED+                                                                    370,840
        483,100  C-COR INCORPORATED+                                                                             3,729,532
         31,100  DIODES INCORPORATED+                                                                            1,288,784
         24,600  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                       442,554
         26,900  ESS TECHNOLOGY INCORPORATED+                                                                       58,104
        317,500  FUELCELL ENERGY INCORPORATED+                                                                   3,041,650
         69,200  GRAFTECH INTERNATIONAL LIMITED+                                                                   401,360
         15,800  HOUSTON WIRE & CABLE COMPANY+                                                                     271,760
         12,200  IMATION CORPORATION                                                                               500,810
         55,200  INTER-TEL INCORPORATED                                                                          1,162,512
        243,700  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                          3,750,543
         31,300  METHODE ELECTRONICS INCORPORATED                                                                  328,963
         19,000  OMNIVISION TECHNOLOGIES INCORPORATED+                                                             401,280
         41,400  OSI SYSTEMS INCORPORATED+                                                                         735,678
        105,100  PEMSTAR INCORPORATED+                                                                             360,493
         66,900  PORTALPLAYER INCORPORATED+                                                                        656,289
        137,500  POWER-ONE INCORPORATED+                                                                           907,500
         74,300  SEACHANGE INTERNATIONAL INCORPORATED+                                                             517,128
        100,200  SILICON STORAGE TECHNOLOGY INCORPORATED+                                                          406,812
         93,700  STATS CHIPPAC LIMITED ADR+                                                                        586,562
         32,800  UNIVERSAL ELECTRS INCORPORATED+                                                                   580,888
         51,000  WOODHEAD INDUSTRIES INCORPORATED                                                                  976,140

                                                                                                                21,815,570
                                                                                                              ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.94%
          8,300  CEPHALON INCORPORATED+                                                                            498,830
         66,900  CV THERAPEUTICS INCORPORATED+                                                                     934,593
        151,200  DIVERSA CORPORATION+                                                                            1,460,592
         16,800  TETRA TECH INCORPORATED+                                                                          298,032
          3,100  TRIMERIS INCORPORATED+                                                                             35,619

                                                                                                                 3,227,666
                                                                                                              ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.83%
         16,200  CRANE COMPANY                                                                                     673,920
         41,700  CROWN HOLDINGS INCORPORATED+                                                                      649,269

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS             JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                   VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (continued)
         28,800  GULF ISLAND FABRICATION INCORPORATED                                                         $    577,152
         39,600  MATERIAL SCIENCES CORPORATION+                                                                    357,588
          4,100  SNAP-ON INCORPORATED                                                                              165,722
         15,000  SUN HYDRAULICS CORPORATION                                                                        311,700
          2,200  VALMONT INDUSTRIES INCORPORATED                                                                   102,278

                                                                                                                 2,837,629
                                                                                                              ------------

FOOD & KINDRED PRODUCTS - 4.29%
        466,000  DEL MONTE FOODS COMPANY                                                                         5,233,180
         19,100  FLOWERS FOODS INCORPORATED                                                                        547,024
         20,500  GOLD KIST INCORPORATED+                                                                           274,085
        294,000  HERCULES INCORPORATED+                                                                          4,486,440
        145,000  TOOTSIE ROLL INDUSTRIES INCORPORATED                                                            4,223,850

                                                                                                                14,764,579
                                                                                                              ------------

FOOD STORES - 0.10%
         21,100  INGLES MARKETS INCORPORATED CLASS A                                                               358,700
                                                                                                              ------------

FURNITURE & FIXTURES - 0.29%
         15,500  DOREL INDUSTRIES INCORPORATED+                                                                    352,470
         19,300  KIMBALL INTERNATIONAL INCORPORATED CLASS B                                                        380,403
         20,800  SEALY CORPORATION                                                                                 276,016

                                                                                                                 1,008,889
                                                                                                              ------------

GENERAL MERCHANDISE STORES - 0.32%
         55,500  GANDER MOUNTAIN COMPANY+                                                                          320,790
         44,600  RETAIL VENTURES INCORPORATED+                                                                     794,772

                                                                                                                 1,115,562
                                                                                                              ------------

HEALTH SERVICES - 2.60%
         28,700  AMERICA SERVICE GROUP INCORPORATED+                                                               445,424
         62,700  CARDIAC SCIENCE CORPORATION+                                                                      494,703
         57,300  FIVE STAR QUALITY CARE INCORPORATED+                                                              634,311
          8,300  GENESIS HEALTHCARE CORPORATION+                                                                   393,171
         51,600  GENTIVA HEALTH SERVICES INCORPORATED+                                                             827,148
        110,000  HEALTHSOUTH REHABILITATION CORPORATION+                                                           423,500
      1,141,300  HOOPER HOLMES INCORPORATED                                                                      3,480,965
          8,400  MATRIA HEALTHCARE INCORPORATED+                                                                   179,928
         47,600  NAUTILUS GROUP INCORPORATED                                                                       747,796
         51,200  OPTION CARE INCORPORATED                                                                          613,376
         26,100  REHABCARE GROUP INCORPORATED+                                                                     453,618
         92,300  TRANSWORLD HEALTHCARE INCORPORATED+                                                               247,364

                                                                                                                 8,941,304
                                                                                                              ------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 0.04%
          3,500  FOSTER WHEELER LIMITED+                                                                           151,200
                                                                                                              ------------

HOLDING & OTHER INVESTMENT OFFICES - 3.73%
        107,300  AAMES INVESTMENT CORPORATION                                                                      535,427
         78,200  AFFORDABLE RESIDENTIAL COMMUNITIES+                                                               840,650
         19,300  AGREE REALTY CORPORATION                                                                          655,621
         96,800  ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                         1,240,008
        159,000  ANTHRACITE CAPITAL INCORPORATED                                                                 1,933,440
        123,400  ANWORTH MORTGAGE ASSET CORPORATION                                                              1,024,220
         45,900  FELDMAN MALL PROPERTIES INCORPORATED                                                              503,064
         61,100  GOVERNMENT PROPERTIES TRUST INCORPORATED                                                          579,839

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS             JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                   VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
         95,000  HIGHLAND HOSPITALITY CORPORATION                                                             $  1,337,600
         58,100  JER INVESTORS TRUST INCORPORATED                                                                  903,455
         48,000  LUMINENT MORTGAGE CAPITAL INCORPORATED                                                            444,480
         47,600  MEDICAL PROPERTIES TRUST INCORPORATED                                                             525,504
         48,600  MORTGAGEIT HOLDINGS INCORPORATED                                                                  586,116
         23,825  UHM PROPERTIES INCORPORATED                                                                       362,140
        109,800  WINSTON HOTELS INCORPORATED                                                                     1,345,050

                                                                                                                12,816,614
                                                                                                              ------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.37%
        119,500  BELL MICROPRODUCTS INCORPORATED+                                                                  647,690
         38,800  PIER 1 IMPORTS INCORPORATED                                                                       270,824
        146,100  THE BOMBAY COMPANY INCORPORATED+                                                                  353,562

                                                                                                                 1,272,076
                                                                                                              ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.24%
         30,100  EMPIRE RESORTS INCORPORATED+                                                                      209,195
         17,200  MTR GAMING GROUP INCORPORATED+                                                                    161,336
         40,200  RED LION HOTELS CORPORATION+                                                                      440,190

                                                                                                                   810,721
                                                                                                              ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.10%
         11,300  BRIGGS & STRATTON CORPORATION                                                                     351,543
         73,600  DOT HILL SYSTEMS CORPORATION+                                                                     251,712
         14,000  FARGO ELECTRONICS+                                                                                355,460
         38,100  FLANDER CORPORATION+                                                                              382,143
        701,400  INFOCUS CORPORATION+                                                                            2,006,004
         45,600  INTERMEC INCORPORATED+                                                                          1,046,064
         28,600  KADANT INCORPORATED+                                                                              657,800
          8,800  KOMAG INCORPORATED+                                                                               406,384
          5,900  MANITOWOC COMPANY INCORPORATED                                                                    262,550
         84,400  NN INCORPORATED                                                                                 1,042,340
         21,900  PALL CORPORATION                                                                                  613,200
            200  PLANAR SYSTEMS INCORPORATED+                                                                        2,408
        118,200  PROQUEST COMPANY+                                                                               1,452,678
         79,000  QUALSTAR CORPORATION+                                                                             264,650
        121,100  ROBBINS & MYERS INCORPORATED                                                                    3,165,554
         83,600  SYMBOL TECHNOLOGIES INCORPORATED                                                                  902,044
            200  TENNANT COMPANY                                                                                    10,056
         15,900  TIMKEN COMPANY                                                                                    532,809
        243,000  ULTRATECH INCORPORATED+                                                                         3,824,820

                                                                                                                17,530,219
                                                                                                              ------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.78%
         40,000  CLARK INCORPORATED                                                                                528,000
        325,300  CRAWFORD & COMPANY CLASS A (NON-VOTING)                                                         2,150,233

                                                                                                                 2,678,233
                                                                                                              ------------

INSURANCE CARRIERS - 6.49%
         36,000  AFFIRMATIVE INSURANCE HOLDINGS INCORPORATED                                                       563,400
         60,100  AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                                   640,666
         43,200  AMERISAFE INCOPORATED+                                                                            537,408
          8,800  AMERUS GROUP COMPANY                                                                              515,240
         30,100  ARGONAUT GROUP INCORPORATED+                                                                      904,204
         55,100  CRM HOLDINGS LIMITED+                                                                             576,897
         19,900  DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                       723,564

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS             JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                   VALUE
INSURANCE CARRIERS (continued)
        107,100  DERES GROUP INCORPORATED+                                                                    $    666,162
         68,000  DONEGAL GROUP INCORPORATED CLASS A                                                              1,319,880
         21,100  EMC INSURANCE GROUP INCORPORATED                                                                  606,836
         17,100  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                              547,200
        181,500  FREMONT GENERAL CORPORATION                                                                     3,368,640
         20,800  HARLEYSVILLE GROUP INCORPORATED                                                                   659,776
         87,500  KMG AMERICA CORPORATION+                                                                          776,125
         80,700  MEADOWBROOK INSURANCE GROUP INCORPORATED+                                                         671,424
         14,100  MERCURY GENERAL CORPORATION                                                                       794,817
         74,100  NORTH POINTE HOLDINGS CORPORATION+                                                                540,930
         17,300  NYMAGIC INCORPORATED                                                                              502,565
         13,000  OHIO CASUALTY CORPORATION                                                                         386,490
         53,800  PMA CAPITAL CORPORATION CLASS A+                                                                  554,140
         26,100  PRA INTERNATIONAL+                                                                                581,247
         73,200  PROCENTURY CORPORATION                                                                          1,003,572
         46,200  QUANTA CAPITAL HOLDINGS LIMITED+                                                                  119,658
         89,800  SCOTTISH RE GROUP LIMITED                                                                       1,497,864
         66,300  SEABRIGHT INSURANCE HOLDINGS INCORPORATED+                                                      1,068,093
         50,400  SPECIALTY UNDERWRITERS' ALLIANCE INCORPORATED+                                                    336,672
          3,800  STANCORP FINANCIAL GROUP INCORPORATED                                                             193,458
         26,600  STATE AUTO FINANCIAL CORPORATION                                                                  865,564
          8,700  TRIAD GUARANTY INCORPORATED+                                                                      425,256
         27,600  UNIVERSAL AMERICAN FINANCIAL CORPORATION+                                                         362,940

                                                                                                                22,310,688
                                                                                                              ------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.26%
         25,200  GEO GROUP INCORPORATED+                                                                           883,260
                                                                                                              ------------

LEATHER & LEATHER PRODUCTS - 0.48%
         39,800  BAKERS FOOTWEAR GROUP INCORPORATED+                                                               553,618
         25,600  SHOE CARNIVAL INCORPORATED+                                                                       610,816
         16,000  STEVEN MADDEN LIMITED+                                                                            473,920

                                                                                                                 1,638,354
                                                                                                              ------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.18%
         20,700  CHAMPION ENTERPRISES INCORPORATED+                                                                228,528
         18,000  LOUISIANA-PACIFIC CORPORATION                                                                     394,200

                                                                                                                   622,728
                                                                                                              ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.95%
         17,000  ARMOR HOLDINGS INCORPORATED+                                                                      932,110
         27,200  COHERENT INCORPORATED+                                                                            917,456
        369,000  CREDENCE SYSTEMS CORPORATION+                                                                   1,291,500
         78,200  DEL GLOBAL TECHNOLOGIES CORPORATION+                                                              203,320
          6,500  DRS TECHNOLOGIES INCORPORATED                                                                     316,875
         74,000  HEALTHTRONICS INCORPORATED+                                                                       566,100
         37,900  HERLEY INDUSTRIES INCORPORATED+                                                                   424,859
        154,200  INPUT OUTPUT INCORPORATED+                                                                      1,457,190
         10,700  MILLIPORE CORPORATION+                                                                            673,993
         94,500  NORTH AMERICAN SCIENTIFIC INCORPORATED+                                                           184,275
        171,000  ORTHOLOGIC CORPORATION+                                                                           277,020
         25,200  PERKINELMER INCORPORATED                                                                          526,680
         82,000  VITAL SIGNS INCORPORATED                                                                        4,061,460
         53,300  ZOLL MEDICAL CORPORATION+                                                                       1,746,108

                                                                                                                13,578,946
                                                                                                              ------------

MEMBERSHIP ORGANIZATIONS - 1.00%
         48,000  AMCOMP INCORPORATED+                                                                              505,920

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS             JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                   VALUE
MEMBERSHIP ORGANIZATIONS (continued)
         23,300  AMERICAN SAFETY INSURANCE GROUP LIMITED+                                                     $    384,450
         20,600  CANTEL INDUSTRIES+                                                                                293,344
         16,200  DYNAMEX INCORPORATED+                                                                             353,322
         34,500  EDAP TMS SA ADR+                                                                                  353,280
         23,800  LSI INDUSTRIES INCORPORATED                                                                       404,362
         19,200  METROLOGIC INSTRUMENTS INCORPORATED+                                                              288,192
         20,500  RIMAGE CORPORATION+                                                                               418,610
         45,000  TALK AMERICA HOLDINGS INCORPORATED+                                                               278,550
         22,800  TRANSPORT WORLD MUSIC CORPORATION+                                                                164,616

                                                                                                                 3,444,646
                                                                                                              ------------

METAL MINING - 1.29%
         59,700  APEX SILVER MINES LIMITED+                                                                        898,485
         29,400  GLAMIS GOLD LIMITED+                                                                            1,113,084
            200  GOLD FIELDS LIMITED ADR                                                                             4,580
         16,600  GOLDCORP INCORPORATED                                                                             501,652
         12,800  MERIDIAN GOLD INCORPORATED+                                                                       405,504
         71,200  RANDGOLD RESOURCES LIMITED ADR+                                                                 1,495,200

                                                                                                                 4,418,505
                                                                                                              ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.77%
         30,600  ACCO BRANDS CORPORATION+                                                                          670,140
         41,200  K2 INCORPORATED+                                                                                  450,728
         21,200  LYDALL INCORPORATED+                                                                              195,464
         82,500  PROGRESSIVE GAMING INTERNATIONAL CORPORATION+                                                     643,500
          9,000  RC2 CORPORATION+                                                                                  347,940
         27,400  RUSS BERRIE & COMPANY INCORPORATED                                                                335,924

                                                                                                                 2,643,696
                                                                                                              ------------

MISCELLANEOUS RETAIL - 0.71%
         49,200  AC MOORE ARTS & CRAFTS INCORPORATED+                                                              802,452
         58,100  FINLAY ENTERPRISES INCORPORATED+                                                                  493,850
         72,200  HANCOCK FABRICS INCORPORATED                                                                      241,148
         64,700  PC MALL INCORPORATED+                                                                             410,845
         44,600  SHARPER IMAGE CORPORATION+                                                                        495,506

                                                                                                                 2,443,801
                                                                                                              ------------

MISCELLANEOUS SERVICES - 0.04%
          8,400  BANKFINANCIAL CORPORATION                                                                         145,320
                                                                                                              ------------

MOTION PICTURES - 1.33%
         76,700  AVID TECHNOLOGY INCORPORATED+                                                                   2,556,411
        165,000  NEW FRONTIER MEDIA INCORPORATED+                                                                1,183,050
        137,400  WPT ENTERPRISES INCORPORATED+                                                                     827,148

                                                                                                                 4,566,609
                                                                                                              ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.15%
         24,600  WERNER ENTERPRISES INCORPORATED                                                                   498,642
                                                                                                              ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.71%
         14,300  ASTA FUNDING INCORPORATED                                                                         535,535
        120,500  MCG CAPITAL CORPORATION                                                                         1,915,950

                                                                                                                 2,451,485
                                                                                                              ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS             JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                   VALUE
OIL & GAS EXTRACTION - 5.96%
         13,200  ATWOOD OCEANICS INCORPORATED+                                                                $    654,720
         47,600  BRIGHAM EXPLORATION COMPANY+                                                                      376,516
         23,100  CARRIZO OIL AND GAS INCORPORATED+                                                                 723,261
         39,300  COMSTOCK RESOURCES INCORPORATED+                                                                1,173,498
         37,200  FOREST OIL CORPORATION+                                                                         1,233,552
        157,200  GLOBAL INDUSTRIES LIMITED+                                                                      2,625,240
         36,500  GREY WOLF INCORPORATED+                                                                           281,050
        142,100  HANOVER COMPRESSOR COMPANY+                                                                     2,668,638
         10,700  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                        431,852
         14,400  HELMERICH & PAYNE INCORPORATED                                                                    867,744
         91,300  KEY ENERGY SERVICES INCORPORATED+                                                               1,392,325
         38,000  MCMORAN EXPLORATION COMPANY+                                                                      668,800
        216,100  NEWPARK RESOURCES INCORPORATED+                                                                 1,329,015
         47,100  PARKER DRILLING COMPANY+                                                                          338,178
         53,800  PETROHAWK ENERGY CORPORATION+                                                                     677,880
         12,500  PRIDE INTERNATIONAL INCORPORATED+                                                                 390,375
         54,500  RANGE RESOURCES CORPORATION                                                                     1,481,855
         24,000  SUPERIOR ENERGY SERVICES INCORPORATED+                                                            813,600
         45,700  TRILOGY ENERGY TRUST                                                                              773,744
          6,700  UNIT CORPORATION+                                                                                 381,163
         26,100  WARREN RESOURCES INCORPORATED+                                                                    374,796
         43,500  WILLBROS GROUP INCORPORATED+                                                                      823,890

                                                                                                                20,481,692
                                                                                                              ------------

PAPER & ALLIED PRODUCTS - 1.06%
        342,300  BUCKEYE TECHNOLOGIES INCORPORATED+                                                              2,615,172
         38,500  CHESAPEAKE CORPORATION                                                                            631,785
         32,700  WAUSAU PAPER CORPORATION                                                                          407,115

                                                                                                                 3,654,072
                                                                                                              ------------

PERSONAL SERVICES - 0.19%
         18,400  REGIS CORPORATION                                                                                 655,224
                                                                                                              ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.39%
         25,100  INTEROIL CORPORATION+                                                                             476,900
         25,600  WD-40 COMPANY                                                                                     859,392

                                                                                                                 1,336,292
                                                                                                              ------------

PIPELINES, EXCEPT NATURAL GAS - 0.11%
          9,000  ENBRIDGE ENERGY PARTNERS LIMITED PARTNERSHIP                                                      391,950
                                                                                                              ------------

PRIMARY METAL INDUSTRIES - 1.26%
         52,100  BRUSH ENGINEERED MATERIALS INCORPORATED+                                                        1,086,285
         15,000  MUELLER INDUSTRIES INCORPORATED                                                                   495,450
         38,000  NORTHWEST PIPE COMPANY+                                                                           961,400
         10,100  NOVAMERICAN STEEL INCORPORATED+                                                                   408,747
         17,900  NS GROUP INCORPORATED+                                                                            985,932
         25,300  TREDEGAR CORPORATION                                                                              400,246

                                                                                                                 4,338,060
                                                                                                              ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.78%
         25,700  AMERICAN GREETINGS CORPORATION CLASS A                                                            539,957
         36,400  ENNIS INCORPORATED                                                                                716,352
         68,300  JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                       767,692
        202,800  PLAYBOY ENTERPRISES INCORPORATED CLASS B (NON-VOTING)+                                          2,023,944
         16,700  R.H. DONNELLEY CORPORATION+                                                                       902,969
        284,000  READER'S DIGEST ASSOCIATION INCORPORATED                                                        3,964,640

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS             JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                   VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
         21,300  REYNOLDS & REYNOLDS COMPANY CLASS A                                                          $    653,271

                                                                                                                 9,568,825
                                                                                                              ------------

REAL ESTATE - 0.36%
         17,000  NEW CENTURY FINANCIAL CORPORATION                                                                 777,750
         40,100  THOMAS PROPERTIES GROUP INCORPORATED                                                              471,576

                                                                                                                 1,249,326
                                                                                                              ------------

REAL ESTATE INVESTMENT TRUST (REIT) - 0.32%
         51,600  LEXINGTON CORPORATE PROPERTIES TRUST                                                            1,114,560
                                                                                                              ------------

RETAIL, TRADE & SERVICES - 0.21%
         55,100  STRIDE RITE CORPORATION                                                                           726,769
                                                                                                              ------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.58%
         23,500  APPLIED FILMS CORPORATION+                                                                        669,515
        108,400  INTERTAPE POLYMER GROUP INCORPORATED+                                                             738,204
         29,000  TUPPERWARE CORPORATION                                                                            571,010

                                                                                                                 1,978,729
                                                                                                              ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.25%
         12,800  FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A                                               140,416
         65,900  MARKETAXCESS HOLDINGS INCORPORATED+                                                               725,559

                                                                                                                   865,975
                                                                                                              ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.32%
         89,700  CABOT MICROELECTRONICS CORPORATION+                                                             2,718,807
         70,300  GENTEX CORPORATION                                                                                984,200
         76,500  US CONCRETE INCORPORATED+                                                                         845,325

                                                                                                                 4,548,332
                                                                                                              ------------

TEXTILE MILL PRODUCTS - 0.03%
         71,400  QUAKER FABRIC CORPORATION                                                                          97,104
                                                                                                              ------------

TRANSPORTATION BY AIR - 0.19%
         17,000  LAN AIRLINES SA ADR+                                                                              553,180
          3,300  PHI INCORPORATED+                                                                                 102,927

                                                                                                                   656,107
                                                                                                              ------------

TRANSPORTATION EQUIPMENT - 1.37%
         36,600  AFTERMARKET TECHNOLOGY CORPORATION+                                                               909,510
         23,000  ARCTIC CAT INCORPORATED                                                                           448,730
        110,800  EXIDE TECHNOLOGIES+                                                                               474,224
        114,100  FLEETWOOD ENTERPRISES INCORPORATED+                                                               860,314
         31,400  K & F INDUSTRIES HOLDINGS INCORPORATED+                                                           556,722
         23,600  MONACO COACH CORPORATION                                                                          299,720
          3,600  OSHKOSH TRUCK CORPORATION                                                                         171,072
         64,700  WABASH NATIONAL CORPORATION                                                                       993,792

                                                                                                                 4,714,084
                                                                                                              ------------

TRANSPORTATION SERVICES - 0.17%
         13,500  GATX CORPORATION                                                                                  573,750
                                                                                                              ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS             JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                   VALUE
WHOLESALE TRADE NON-DURABLE GOODS - 1.17%
         69,900  BIOSCRIP INCORPORATED+                                                                       $    375,363
         21,600  KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                     482,328
         22,200  SCHOOL SPECIALTY INCORPORATED+                                                                    707,070
        160,200  SOURCE INTERLINK COMPANIES INCORPORATED+                                                        1,906,380
         11,200  UNITED STATIONERS INCORPORATED+                                                                   552,384

                                                                                                                 4,023,525
                                                                                                              ------------

WHOLESALE TRADE-DURABLE GOODS - 1.96%
         95,500  DELIAS INCORPORATED+                                                                              771,640
         68,900  INTERLINE BRANDS INCORPORATED+                                                                  1,610,882
         44,600  KAMAN CORPORATION CLASS A                                                                         811,720
         47,100  KEYSTONE AUTOMOTIVE INDUSTRIES INCORPORATED+                                                    1,988,562
         47,900  LENOX GROUP INCORPORATED+                                                                         339,611
         82,400  MICROTECK MEDICAL HOLDING INCORPORATED+                                                           314,768
         56,200  NAVARRE CORPORATION+                                                                              279,876
          9,100  OWENS & MINOR INCORPORATED                                                                        260,260
         51,400  POMEROY IT SOLUTIONS INCORPORATED+                                                                370,080

                                                                                                                 6,747,399
                                                                                                              ------------

TOTAL COMMON STOCKS (COST $310,403,985)                                                                        309,379,044
                                                                                                              ------------

SHORT-TERM INVESTMENTS - 10.52%
     36,170,914  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                    36,170,914
                                                                                                              ------------

TOTAL SHORT-TERM INVESTMENTS (COST $36,170,914)                                                                 36,170,914
                                                                                                              ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $346,574,899)*                                    100.50%                                               $345,549,958

OTHER ASSETS AND LIABILITIES, NET                        (0.50)                                                 (1,716,945)
                                                       =======                                                ============

TOTAL NET ASSETS                                        100.00%                                               $343,833,013
                                                       =======                                                ============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $36,170,914.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuation will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

LIST OF ABBREVIATIONS WELLS FARGO ADVANTAGE FUNDS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  --Association of Bay Area Governments
ADR  --American Depositary Receipt
AMBAC  --American Municipal Bond Assurance Corporation
AMT  --Alternative Minimum Tax
ARM  --Adjustable Rate Mortgages
BART  --Bay Area Rapid Transit
CDA  --Community Development Authority
CDSC  --Contingent Deferred Sales Charge
CGIC  --Capital Guaranty Insurance Company
CGY  --Capital Guaranty Corporation
CMT  --Constant Maturity Treasury
COFI  --Cost of Funds Index
Connie Lee  --Connie Lee Insurance Company
COP  --Certificate of Participation
CP  --Commercial Paper
CTF  --Common Trust Fund
DW&P  --Department of Water & Power
DWR  --Department of Water Resources
EDFA  --Education Finance Authority
FFCB  --Federal Farm Credit Bank
FGIC  --Financial Guaranty Insurance Corporation
FHA  --Federal Housing Authority
FHLB  --Federal Home Loan Bank
FHLMC  --Federal Home Loan Mortgage Corporation
FNMA  --Federal National Mortgage Association
FRN  --Floating Rate Notes
FSA  --Financial Security Assurance Incorporated
GDR  --Global Depositary Receipt
GNMA  --Government National Mortgage Association
GO  --General Obligation
HFA  --Housing Finance Authority
HFFA  --Health Facilities Financing Authority
IDA  --Industrial Development Authority
IDR  --Industrial Development Revenue
LIBOR  --London Interbank Offered Rate
LLC  --Limited Liability Corporation
LOC  --Letter of Credit
LP  --Limited Partnership
MBIA  --Municipal Bond Insurance Association
MFHR  --Multi-Family Housing Revenue
MUD  --Municipal Utility District
MTN  --Medium Term Note
PCFA  --Pollution Control Finance Authority
PCR  --Pollution Control Revenue
PFA  --Public Finance Authority
PLC  --Private Placement
PSFG  --Public School Fund Guaranty
RDA  --Redevelopment Authority
RDFA  --Redevelopment Finance Authority
REITS  --Real Estate Investment Trusts
R&D  --Research & Development
SFHR  --Single Family Housing Revenue
SFMR  --Single Family Mortgage Revenue
SLMA  --Student Loan Marketing Association
STEERS  --Structured Enhanced Return Trust
TBA  --To Be Announced
TRAN  --Tax Revenue Anticipation Notes
USD  --Unified School District
V/R  --Variable Rate
WEBS  --World Equity Benchmark Shares
XLCA  --XL Capital Assurance


ITEM 2. CONTROLS AND PROCEDURES
===============================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                        Wells Fargo Master Trust


                                        By:  /s/ Karla M. Rabusch


                                             Karla M. Rabusch
                                             President


Date: August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        Wells Fargo Master Trust


                                        By:  /s/ Karla M. Rabusch


                                             Karla M. Rabusch
                                             President


                                        By:  /s/ A. Erdem Cimen


                                             A. Erdem Cimen
                                             Treasurer


Date: August 21, 2006